UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO —
LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

(formerly Variable Portfolio — Pyrford International Equity Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	25
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Lazard International Equity Advantage Fund (the Fund) Class 2 shares returned -0.42% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned -4.42% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	-0.40	-6.05	0.64
Class 2	04/30/13	-0.42	-6.28	0.42
MSCI EAFE Index (Net)		-4.42	-10.16	0.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Nestlé SA, Registered Shares (Switzerland)	3.6
Roche Holding AG, Genusschein Shares (Switzerland)	3.6
KDDI Corp. (Japan)	2.3
Novo Nordisk A/S, Class B (Denmark)	2.2
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2
Scottish & Southern Energy PLC (United Kingdom)	2.0
CSL Ltd. (Australia)	2.0
Mitsubishi Electric Corp. (Japan)	1.8
Royal Dutch Shell PLC, Class A (United Kingdom)	1.8
Actelion Ltd., Registered Shares (Switzerland)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	7.2
Austria	0.2
Belgium	0.6
China	0.8
Denmark	3.0
Finland	1.5
France	7.8
Germany	5.0
Hong Kong	3.0
Ireland	0.6
Israel	0.3
Italy	1.2
Japan	22.9
Netherlands	2.8
New Zealand	0.3
Norway	2.4
Portugal	0.8
Singapore	1.5
Spain	3.2
Sweden	3.1
Switzerland	11.0
United Kingdom	20.3
United States(a)	0.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Lazard Asset Management LLC*

Paul Moghtader, CFA

Taras Ivanenko, CFA, PhD

Ciprian Marin

Craig Scholl, CFA

Susanne Willumsen

*Effective May 2016, Lazard Asset Management LLC replaced Pyrford International Ltd. as the subadviser to the Fund.

Semiannual Report 2016
3

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	9.6
Consumer Staples	12.7
Energy	6.5
Financials	21.0
Health Care	13.7
Industrials	14.8
Information Technology	5.1
Materials	5.1
Telecommunication Services	6.3
Utilities	5.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	996.00	1,020.29	4.57	4.62	0.92
Class 2	1,000.00	1,000.00	995.80	1,019.05	5.81	5.87	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
AUSTRALIA 7.1%
Amcor Ltd.	1,416,996	15,932,133
Brambles Ltd.	767,608	7,166,689
Centamin PLC	794,144	1,399,015
Coca-Cola Amatil Ltd.	401,768	2,480,114
Cochlear Ltd.	61,259	5,589,235
Computershare Ltd.	1,928,885	13,338,069
CSL Ltd.	294,638	24,847,581
Fortescue Metals Group Ltd.	1,515,975	4,056,816
Harvey Norman Holdings Ltd.	642,970	2,237,270
LendLease Group	354,341	3,365,943
Magellan Financial Group Ltd.	156,008	2,629,761
REA Group Ltd.	66,132	2,967,858
Regis Resources Ltd.	1,364,961	3,497,267
Total		89,507,751
AUSTRIA 0.2%
Erste Group Bank AG	91,100	2,074,163
BELGIUM 0.6%
Colruyt SA	134,608	7,448,932
CHINA 0.8%
WH Group Ltd.	12,598,500	9,977,950
DENMARK 3.0%
Danske Bank A/S	193,357	5,089,230
Novo Nordisk A/S, Class B	517,461	27,866,774
Vestas Wind Systems A/S	67,371	4,579,170
Total		37,535,174
FINLAND 1.5%
KONE OYJ, Class B	418,294	19,304,411
FRANCE 7.7%
Airbus Group SE	170,776	9,788,868
Aperam SA	85,648	2,998,116
AXA SA	655,305	12,957,092
BNP Paribas SA	186,326	8,171,424
CNP Assurances	479,764	7,078,321
Faurecia	205,340	6,519,039
Orange SA	503,781	8,191,733
Peugeot SA(a)	158,842	1,903,894

Common Stocks (continued)

Issuer	Shares	Value ($)
Rubis SCA	113,213	8,654,594
Safran SA	37,419	2,519,863
Societe Generale SA	212,386	6,644,689
Total SA	103,300	4,953,857
UBISOFT Entertainment(a)	71,564	2,607,143
Valeo SA	254,545	11,300,290
VINCI SA	41,736	2,945,178
Total		97,234,101
GERMANY 5.0%
Allianz SE, Registered Shares	38,520	5,495,165
BASF SE	112,097	8,595,456
Bayer AG, Registered Shares	87,428	8,780,822
Continental AG	70,030	13,251,544
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	34,740	5,825,725
ProSiebenSat.1 Media AG	203,335	8,894,293
Rheinmetall AG	51,487	3,062,382
SAP SE	82,218	6,174,996
United Internet AG	53,408	2,220,114
Total		62,300,497
HONG KONG 3.0%
CK Hutchison Holdings Ltd.	534,000	5,874,247
Jardine Matheson Holdings Ltd.	70,300	4,109,999
Swire Pacific Ltd., Class A	327,500	3,701,154
Swire Properties Ltd.	964,400	2,569,550
VTech Holdings Ltd.	1,393,600	14,691,922
Wharf Holdings Ltd. (The)	1,017,000	6,206,270
Total		37,153,142
IRELAND 0.6%
Ryanair Holdings PLC, ADR	111,600	7,760,664
ISRAEL 0.3%
Orbotech Ltd.(a)	134,600	3,439,030
ITALY 1.2%
Assicurazioni Generali SpA	168,371	1,985,496
Enel SpA	1,688,299	7,495,115
Intesa Sanpaolo SpA	1,760,686	3,353,598
UniCredit SpA	1,073,592	2,361,101
Total		15,195,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 22.7%
ABC-Mart, Inc.	35,300	2,369,045
Central Japan Railway Co.	52,400	9,320,051
Daito Trust Construction Co., Ltd.	119,300	19,369,832
Digital Garage, Inc.	105,500	2,461,773
Fuji Heavy Industries Ltd.	268,200	9,218,942
Furukawa Electric Co., Ltd.	1,062,000	2,460,649
Haseko Corp.	468,700	4,718,781
Idemitsu Kosan Co., Ltd.	721,400	15,661,658
Iida Group Holdings Co., Ltd.	174,000	3,563,359
Japan Tobacco, Inc.	303,595	12,235,547
KDDI Corp.	926,600	28,177,662
Lion Corp.	144,000	2,375,929
Mazda Motor Corp.	164,700	2,179,522
Mitsubishi Electric Corp.	1,910,000	22,802,261
Mitsubishi UFJ Financial Group, Inc.	4,064,600	18,221,006
Murata Manufacturing Co., Ltd.	83,700	9,383,996
Nihon Kohden Corp.	238,100	6,699,580
Nippon Telegraph & Telephone Corp.	124,700	5,847,796
Open House Co., Ltd.	114,800	3,144,622
ORIX Corp.	767,200	9,927,926
Shionogi & Co., Ltd.	116,900	6,390,464
Sompo Japan Nipponkoa Holdings, Inc.	431,000	11,469,859
Sumitomo Chemical Co., Ltd.	1,858,000	7,666,221
Sumitomo Mitsui Financial Group, Inc.	963,300	27,815,345
Teijin Ltd.	3,022,000	10,013,544
The Dai-ichi Life Insurance Co., Ltd.	308,500	3,453,471
Tokyo Electron Ltd.	49,600	4,191,631
Toyota Motor Corp.	45,800	2,257,873
Toyota Tsusho Corp.	121,800	2,622,275
West Japan Railway Co.	311,100	19,715,437
Total		285,736,057
NETHERLANDS 2.7%
AerCap Holdings NV(a)	63,100	2,119,529
Koninklijke Vopak NV	204,170	10,163,476
NN Group NV	475,200	13,081,505
Unilever NV-CVA	198,661	9,239,646
Total		34,604,156

Common Stocks (continued)

Issuer	Shares	Value ($)
NEW ZEALAND 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	481,517	3,459,553
NORWAY 2.3%
DNB ASA	502,884	6,019,419
Subsea 7 SA(a)	636,454	6,256,019
Telenor ASA	841,035	13,921,670
Yara International ASA	97,172	3,086,845
Total		29,283,953
PORTUGAL 0.8%
Jeronimo Martins SGPS SA	663,566	10,465,597
SINGAPORE 1.5%
Singapore Technologies Engineering Ltd.	865,700	2,037,762
United Overseas Bank Ltd.	1,183,000	16,299,322
Total		18,337,084
SPAIN 3.2%
Aena SA(b)	22,970	3,044,686
Banco Santander SA	3,632,213	14,095,447
CaixaBank SA	2,955,141	6,513,048
Ebro Foods SA	143,654	3,306,642
Industria de Diseno Textil SA	391,806	13,162,313
Total		40,122,136
SWEDEN 3.1%
Atlas Copco AB, Class A	125,343	3,255,427
Axfood AB	157,890	3,032,644
Bonava AB, Class B(a)	161,955	1,952,487
Castellum AB	304,482	4,329,105
Husqvarna AB, Class B	741,224	5,519,506
Intrum Justitia AB	123,486	3,872,838
NCC AB, Class B	161,955	3,760,462
Svenska Cellulosa AB, Class B	269,249	8,651,150
Volvo AB B Shares	439,840	4,369,510
Total		38,743,129
SWITZERLAND 10.9%
Actelion Ltd., Registered Shares	131,015	22,062,611
Adecco Group AG, Registered Shares	42,214	2,129,193
Chocoladefabriken Lindt & Spruengli AG	636	3,793,182
Geberit AG	13,558	5,135,261

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Georg Fischer AG, Registered Shares	2,884	2,305,494
Nestlé SA, Registered Shares	572,756	44,376,181
Partners Group Holding AG	10,482	4,492,224
Roche Holding AG, Genusschein Shares	167,150	44,107,513
Schindler Holding AG	20,654	3,739,365
Swiss Life Holding AG, Registered Shares	12,579	2,906,980
Syngenta AG, Registered Shares	5,029	1,930,375
Total		136,978,379
UNITED KINGDOM 20.1%
Admiral Group PLC	277,695	7,550,543
Anglo American PLC	427,996	4,195,319
ARM Holdings PLC	297,957	4,525,884
BAE Systems PLC	383,302	2,683,329
Bellway PLC	174,757	4,433,157
Berendsen PLC	151,683	2,464,428
BP PLC	1,376,996	8,060,268
British American Tobacco PLC	267,825	17,362,833
BT Group PLC	2,598,653	14,283,749
Centrica PLC	4,616,527	13,960,340
Compass Group PLC	229,750	4,371,083
Experian PLC	787,028	14,931,544
GlaxoSmithKline PLC	786,388	16,887,684
Greene King PLC	106,237	1,106,339
Hargreaves Lansdown PLC	208,011	3,469,837
HSBC Holdings PLC	615,513	3,813,442
IG Group Holdings PLC	230,707	2,498,159
International Consolidated Airlines Group SA	324,287	1,608,363

Common Stocks (continued)

Issuer	Shares	Value ($)
International Game Technology PLC	266,700	4,997,958
ITV PLC	1,881,631	4,511,539
J Sainsbury PLC	1,224,691	3,815,144
Marks & Spencer Group PLC	315,560	1,351,393
Mediclinic International PLC	201,468	2,949,459
National Grid PLC	489,914	7,204,344
Provident Financial PLC	59,783	1,843,340
Reckitt Benckiser Group PLC	184,660	18,516,159
RELX PLC	328,743	6,053,612
Royal Dutch Shell PLC, Class A	808,792	22,185,503
Royal Dutch Shell PLC, Class B	501,294	13,850,039
Scottish & Southern Energy PLC	1,195,722	24,886,741
United Utilities Group PLC	181,104	2,510,161
Vodafone Group PLC	2,521,159	7,686,656
Wolseley PLC	45,640	2,363,404
Total		252,931,753
Total Common Stocks (Cost: $1,263,849,337)		1,239,592,922

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	6,720,530	6,720,530
Total Money Market Funds (Cost: $6,720,530)		6,720,530
Total Investments (Cost: $1,270,569,867)		1,246,313,452
Other Assets & Liabilities, Net		11,209,879
Net Assets		1,257,523,331

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $3,044,686 or 0.24% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,236,119	327,541,136	(373,056,725)	6,720,530	95,199	6,720,530

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	89,507,751	—	89,507,751
Austria	—	2,074,163	—	2,074,163
Belgium	—	7,448,932	—	7,448,932
China	—	9,977,950	—	9,977,950
Denmark	—	37,535,174	—	37,535,174
Finland	—	19,304,411	—	19,304,411
France	—	97,234,101	—	97,234,101
Germany	—	62,300,497	—	62,300,497
Hong Kong	—	37,153,142	—	37,153,142
Ireland	7,760,664	—	—	7,760,664
Israel	3,439,030	—	—	3,439,030
Italy	—	15,195,310	—	15,195,310
Japan	—	285,736,057	—	285,736,057
Netherlands	2,119,529	32,484,627	—	34,604,156
New Zealand	—	3,459,553	—	3,459,553
Norway	—	29,283,953	—	29,283,953
Portugal	—	10,465,597	—	10,465,597
Singapore	—	18,337,084	—	18,337,084
Spain	—	40,122,136	—	40,122,136
Sweden	—	38,743,129	—	38,743,129
Switzerland	—	136,978,379	—	136,978,379
United Kingdom	4,997,958	247,933,795	—	252,931,753
Total Common Stocks	18,317,181	1,221,275,741	—	1,239,592,922
Investments measured at net asset value
Money Market Funds	—	—	—	6,720,530
Total Investments	18,317,181	1,221,275,741	—	1,246,313,452

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,263,849,337)	$1,239,592,922
Affiliated issuers (identified cost $6,720,530)	6,720,530
Total investments (identified cost $1,270,569,867)	1,246,313,452
Cash	22,750
Receivable for:
Investments sold	23,314,253
Dividends	1,829,722
Foreign tax reclaims	2,942,114
Trustees' deferred compensation plan	21,063
Total assets	1,274,443,354
Liabilities
Foreign currency (cost $22,548)	22,548
Payable for:
Investments purchased	15,737,377
Capital shares purchased	128,823
Investment management fees	863,253
Distribution and/or service fees	701
Transfer agent fees	62,474
Compensation of board members	3,425
Chief compliance officer expenses	149
Other expenses	80,210
Trustees' deferred compensation plan	21,063
Total liabilities	16,920,023
Net assets applicable to outstanding capital stock	$1,257,523,331
Represented by
Paid-in capital	$1,346,165,567
Undistributed net investment income	5,689,678
Accumulated net realized loss	(69,852,577)
Unrealized appreciation (depreciation) on:
Investments	(24,256,415)
Foreign currency translations	(222,922)
Total — representing net assets applicable to outstanding capital stock	$1,257,523,331

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$1,254,018,891
Shares outstanding	132,936,778
Net asset value per share	$9.43
Class 2
Net assets	$3,504,440
Shares outstanding	371,315
Net asset value per share	$9.44

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,172,291
Dividends — affiliated issuers	95,199
Foreign taxes withheld	(2,366,103)
Total income	24,901,387
Expenses:
Investment management fees	5,137,668
Distribution and/or service fees
Class 2	4,022
Transfer agent fees
Class 1	370,301
Class 2	965
Compensation of board members	18,876
Custodian fees	91,158
Printing and postage fees	10,737
Audit fees	15,788
Legal fees	14,675
Chief compliance officer expenses	302
Other	17,405
Total expenses	5,681,897
Net investment income	19,219,490
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(53,701,021)
Foreign currency translations	(878,158)
Net realized loss	(54,579,179)
Net change in unrealized appreciation (depreciation) on:
Investments	31,140,610
Foreign currency translations	(8,734)
Net change in unrealized appreciation	31,131,876
Net realized and unrealized loss	(23,447,303)
Net decrease in net assets from operations	$(4,227,813)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$19,219,490	$29,922,717
Net realized gain (loss)	(54,579,179)	4,063,817
Net change in unrealized appreciation (depreciation)	31,131,876	(74,400,065)
Net decrease in net assets resulting from operations	(4,227,813)	(40,413,531)
Distributions to shareholders
Net investment income
Class 1	(17,273,144)	(37,229,908)
Class 2	(42,464)	(86,978)
Total distributions to shareholders	(17,315,608)	(37,316,886)
Increase in net assets from capital stock activity	35,480,412	72,077,944
Total increase (decrease) in net assets	13,936,991	(5,652,473)
Net assets at beginning of period	1,243,586,340	1,249,238,813
Net assets at end of period	$1,257,523,331	$1,243,586,340
Undistributed net investment income	$5,689,678	$3,785,796

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,010,910	19,184,627	30,646,292	318,302,806
Distributions reinvested	1,823,020	17,273,144	3,751,883	37,229,908
Redemptions	(116,213)	(1,114,921)	(26,896,309)	(284,910,440)
Net increase	3,717,717	35,342,850	7,501,866	70,622,274
Class 2 shares
Subscriptions	82,625	788,058	194,258	2,021,329
Distributions reinvested	4,490	42,464	8,795	86,978
Redemptions	(75,270)	(692,960)	(63,217)	(652,637)
Net increase	11,845	137,562	139,836	1,455,670
Total net increase	3,729,562	35,480,412	7,641,702	72,077,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.60		$10.24	$10.52	$10.00
Income from investment operations:
Net investment income	0.15		0.24	0.26	0.10
Net realized and unrealized gain (loss)	(0.19)		(0.58)	(0.26)	0.50
Total from investment operations	(0.04)		(0.34)	—	0.60
Less distributions to shareholders:
Net investment income	(0.13)		(0.30)	(0.27)	(0.08)
Net realized gains	—		—	(0.01)	—
Total distributions to shareholders	(0.13)		(0.30)	(0.28)	(0.08)
Net asset value, end of period	$9.43		$9.60	$10.24	$10.52
Total return	(0.40%)		(3.37%)	(0.05%)	6.06%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.92%	0.93%	0.95	%(c)
Total net expenses(d)	0.92	%(c)	0.92%	0.90%	0.95	%(c)
Net investment income	3.11	%(c)	2.35%	2.43%	1.42	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,254,019		$1,240,134	$1,246,988	$922,325
Portfolio turnover	85%		12%	8%	3%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.60		$10.25	$10.52	$10.00
Income from investment operations:
Net investment income	0.13		0.21	0.21	0.06
Net realized and unrealized gain (loss)	(0.17)		(0.58)	(0.22)	0.53
Total from investment operations	(0.04)		(0.37)	(0.01)	0.59
Less distributions to shareholders:
Net investment income	(0.12)		(0.28)	(0.25)	(0.07)
Net realized gains	—		—	(0.01)	—
Total distributions to shareholders	(0.12)		(0.28)	(0.26)	(0.07)
Net asset value, end of period	$9.44		$9.60	$10.25	$10.52
Total return	(0.42%)		(3.71%)	(0.20%)	5.88%
Ratios to average net assets(b)
Total gross expenses	1.17	%(c)	1.17%	1.18%	1.21	%(c)
Total net expenses(d)	1.17	%(c)	1.17%	1.15%	1.21	%(c)
Net investment income	2.81	%(c)	2.09%	1.99%	0.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,504		$3,452	$2,251	$876
Portfolio turnover	85%		12%	8%	3%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Variable Portfolio — Lazard International Equity Advantage Fund (formerly known as Variable Portfolio — Pyrford International Equity Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2016, Variable Portfolio — Pyrford International Equity Fund was renamed Variable Portfolio — Lazard International Equity Advantage Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Semiannual Report 2016
19

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Semiannual Report 2016
20

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.83% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $3,038,571, and the administrative services fee paid to the Investment Manager was $306,319.

Subadvisory Agreement

Effective May 2, 2016, the Investment Manager entered into a Subadvisory Agreement with Lazard Asset Management LLC (Lazard) to serve as the subadviser to the Fund. The Investment Manager compensates Lazard to manage the investment of the Fund's assets. Prior to May 2, 2016, Pyrford International Ltd. served as the subadviser to the Fund.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Semiannual Report 2016
21

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.94%	1.03%
Class 2	1.19	1.28

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $1,270,570,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,083,000
Unrealized depreciation	(78,340,000)
Net unrealized depreciation	$(24,257,000)

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	5,816,235
No expiration — long-term	8,106,765
Total	13,923,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,098,003,404 and $1,025,399,506, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2016
22

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial

Semiannual Report 2016
23

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
24

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio — Lazard International Equity Advantage Fund (the Fund), a series of the Trust. On December 8, 2015, the Board and the Independent Trustees of the Trust also unanimously approved, for an initial two-year term, the Subadvisory Agreement (the Subadvisory Agreement), effective May 2, 2016, between the Investment Manager and Lazard Asset Management LLC (the Subadviser) and on June 10, 2016, unanimously approved the continuation of the Subadvisory Agreement. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In connection with its deliberations regarding the proposed Subadvisory Agreement, the Board requested and evaluated materials from the Investment Manager and others regarding the Fund and the Subadvisory Agreement, and discussed these materials with representatives of the Investment Manager at the Board meetings held on December 8, 2015 and December 9, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement and approve the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement, or by the Board in approving the Subadvisory Agreement for the Fund, included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

Semiannual Report 2016
25

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The subadvisory fees to be charged to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided or to be provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated or to be dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Board also considered, among other things, the Subadviser's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Subadviser's investment research capabilities. In addition, the Committee and the Board considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the approval and continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided or to be provided by the

Semiannual Report 2016
26

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided or to be provided to the Fund under the Agreements supported the continuation of the Management Agreement and approval and continuation of the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance (under its previous subadviser) was in the seventy-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's and the Subadviser's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. The Board also considered the Subadviser's investment performance, including its absolute and risk-adjusted returns, noting that the Subadviser had delivered strong performance results over the one-, three- and five-year periods for its Lazard EAFE Equity Advantage Composite. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the approval and continuation of the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred and to be incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

Semiannual Report 2016
27

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the approval and continuation of the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the approval and continuation of the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that

Semiannual Report 2016
28

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the approval and continuation of the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and to approve and to continue the proposed Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and unanimously approved the Subadvisory Agreement and the continuation of the Subadvisory Agreement.

Semiannual Report 2016
29

This page intentionally left blank.

Semiannual Report 2016
30

This page intentionally left blank.

Semiannual Report 2016
31

This page intentionally left blank.

Semiannual Report 2016
32

VARIABLE PORTFOLIO — LAZARD INTERNATIONAL EQUITY ADVANTAGE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Variable Portfolio — Lazard International Equity Advantage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6597 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	13
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	18
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund) Class 2 shares returned 6.23% for the six-month period that ended June 30, 2016.

■  During the same time period, the Fund underperformed its Blended Index, which returned 7.34%, and outperformed the Barclays U.S. Aggregate Bond Index, which returned 5.31%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	06/24/14	6.23	3.96	2.29
Blended Index		7.34	4.90	3.08
Barclays U.S. Aggregate Bond Index		5.31	6.00	4.06

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, a weighted custom composite established by the Investment Manager, consists of 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. Corporate High-Yield Index, 15% JPMorgan Emerging Markets Bond Index (EMBI) — Global and 10% Russell 1000 Index. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Equity Funds	10.5
Exchange-Traded Funds	6.0
Fixed-Income Funds	83.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Dan Boncarosky, CFA

Semiannual Report 2016
3

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,062.30	1,023.47	1.44	1.41	0.28	4.87	4.78	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 10.6%

	Shares	Value ($)
U.S. LARGE CAP 10.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	8,787	149,820
Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	4,382	159,194
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	2,483	39,609
Total		348,623
Total Equity Funds (Cost: $334,872)		348,623
Fixed-Income Funds 84.2%
EMERGING MARKETS 16.4%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	56,620	540,153
HIGH YIELD 37.5%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1(a)	180,237	1,232,819

Fixed-Income Funds (continued)

	Shares	Value ($)
INVESTMENT GRADE 30.3%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	45,226	473,518
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	8,141	84,502
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	15,789	175,736
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	24,817	265,293
Total		999,049
Total Fixed-Income Funds (Cost: $2,737,081)		2,772,021
Exchange-Traded Funds 6.1%
iShares 20+ Year Treasury Bond ETF	402	55,838
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,167	143,226
Total Exchange-Traded Funds (Cost: $191,551)		199,064
Total Investments (Cost: $3,263,504)		3,319,708
Other Assets & Liabilities, Net		(29,311)
Net Assets		3,290,397

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	108,874	45,586	(9,407)	(387)	144,666	—	—	149,820
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	143,377	79,907	(67,178)	(3,725)	152,381	—	—	159,194
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	448,426	112,823	(47,612)	(1,459)	512,178	—	8,304	540,153
Columbia Variable Portfolio — Government Money Market Fund, Class 1	25,000	—	(25,000)	—	—	—	1	—
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	1,038,951	286,656	(77,872)	(6,308)	1,241,427	—	—	1,232,819
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	71,993	10,087	(79,232)	(2,848)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	371,532	118,523	(25,887)	(182)	463,986	271	7,969	473,518

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	65,413	24,865	(4,358)	(92)	85,828	581	2,235	84,502
Variable Portfolio — American Century Diversified Bond Fund, Class 1	138,133	49,529	(13,541)	(201)	173,920	93	2,985	175,736
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	15,526	24,285	(1,966)	(20)	37,825	—	—	39,609
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	208,562	102,856	(51,604)	(72)	259,742	1,050	3,046	265,293
Total	2,635,787	855,117	(403,657)	(15,294)	3,071,953	1,995	24,540	3,120,644

(b)  Non-income producing investment.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	199,064	—	—	199,064
Investments measured at net asset value
Equity Funds	—	—	—	348,623
Fixed-Income Funds	—	—	—	2,772,021
Total Investments	199,064	—	—	3,319,708

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $191,551)	$199,064
Affiliated issuers (identified cost $3,071,953)	3,120,644
Total investments (identified cost $3,263,504)	3,319,708
Receivable for:
Capital shares sold	193
Expense reimbursement due from Investment Manager	212
Trustees' deferred compensation plan	5,731
Total assets	3,325,844
Liabilities
Payable for:
Investments purchased	132
Capital shares purchased	61
Investment management fees	5
Distribution and/or service fees	22
Compensation of board members	1,226
Audit fees	13,892
Custodian fees	3,822
Printing and postage fees	9,870
Other expenses	686
Trustees' deferred compensation plan	5,731
Total liabilities	35,447
Net assets applicable to outstanding capital stock	$3,290,397
Represented by
Trust capital	$3,290,397
Total — representing net assets applicable to outstanding capital stock	$3,290,397
Class 2
Net assets	$3,290,397
Shares outstanding	328,077
Net asset value per share	$10.03

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,260
Dividends — affiliated issuers	24,540
Total income	25,800
Expenses:
Investment management fees	535
Distribution and/or service fees
Class 2	3,410
Transfer agent fees
Class 2	22
Compensation of board members	7,439
Custodian fees	7,617
Printing and postage fees	11,067
Audit fees	10,220
Legal fees	37
Chief compliance officer expenses	1
Other	1,407
Total expenses	41,755
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(37,966)
Total net expenses	3,789
Net investment income	22,011
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(15,294)
Capital gain distributions from underlying affiliated funds	1,995
Net realized loss	(13,299)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,283
Investments — affiliated issuers	150,172
Net change in unrealized appreciation	160,455
Net realized and unrealized gain	147,156
Net increase in net assets resulting from operations	$169,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$22,011	$69,627
Net realized loss	(13,299)	(16,827)
Net change in unrealized appreciation (depreciation)	160,455	(97,825)
Net increase (decrease) in net assets resulting from operations	169,167	(45,025)
Distributions to shareholders
Net investment income
Class 2	(11,742)	(70,701)
Total distributions to shareholders	(11,742)	(70,701)
Increase in net assets from capital stock activity	577,919	1,847,974
Total increase in net assets	735,344	1,732,248
Net assets at beginning of period	2,555,053	822,805
Net assets at end of period	$3,290,397	$2,555,053

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	76,974	754,170	210,829	2,093,597
Distributions reinvested	1,194	11,742	7,398	70,701
Redemptions	(19,534)	(187,993)	(32,337)	(316,324)
Net increase	58,634	577,919	185,890	1,847,974
Total net increase	58,634	577,919	185,890	1,847,974

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$9.48		$9.85	$10.00
Income from investment operations:
Net investment income	0.08		0.34	0.14
Net realized and unrealized gain (loss)	0.51		(0.43)	(0.20)
Total from investment operations	0.59		(0.09)	(0.06)
Less distributions to shareholders:
Net investment income	(0.04)		(0.28)	(0.09)
Total distributions to shareholders	(0.04)		(0.28)	(0.09)
Net asset value, end of period	$10.03		$9.48	$9.85
Total return	6.23%		(0.91%)	(0.56%)
Ratios to average net assets(b)
Total gross expenses	3.06	%(c)	3.93%	18.20	%(c)
Total net expenses(d)	0.28	%(c)	0.30%	0.26	%(c)
Net investment income	1.61	%(c)	3.44%	2.84	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,290		$2,555	$823
Portfolio turnover	14%		33%	28%

Notes to Financial Highlights

(a)  Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2016
13

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Distributions from net investment income, if any, are made quarterly. Capital gains distributions, when available, will be made annually. All distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds,

Semiannual Report 2016
14

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2016 was 0.04% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $108, and the administrative services fee paid to the Investment Manager was $178.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was less than 0.01%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 2	0.91%	0.97%

Semiannual Report 2016
15

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $996,813 and $378,658, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 6. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings,

Semiannual Report 2016
16

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
17

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

Semiannual Report 2016
18

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed

Semiannual Report 2016
19

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms

Semiannual Report 2016
20

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2016
21

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
22

This page intentionally left blank.

Semiannual Report 2016
23

This page intentionally left blank.

Semiannual Report 2016
24

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Variable Portfolio — Multi-Manager Diversified Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6675 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	13
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	18
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund) Class 2 shares returned 5.40% for the six-month period that ended June 30, 2016.

■  During the same time period, the Fund slightly underperformed its Blended Index, which returned 5.83%, and outperformed the Citi Three-Month U.S. Treasury Bill Index, which returned 0.12%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	06/24/14	5.40	3.11	1.65
Blended Index		5.83	4.20	2.48
Citi Three-Month U.S. Treasury Bill Index		0.12	0.14	0.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, a weighted custom composite established by the Investment Manager, consists of 35% Barclays U.S. Aggregate Bond Index, 25% Barclays U.S. Corporate High-Yield Index, 20% Barclays U.S. 1-5 Year Credit Index, 10% JPMorgan Emerging Markets Bond Index (EMBI) — Global and 10% Citi Three-Month U.S. Treasury Bill Index. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The Barclays U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, nonconvertible U.S. corporate fixed income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	5.8
Exchange-Traded Funds	3.0
Fixed-Income Funds	90.8
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Dan Boncarosky, CFA

Semiannual Report 2016
3

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,054.00	1,023.02	1.89	1.86	0.37	5.31	5.23	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed-Income Funds 91.4%

	Shares	Value ($)
EMERGING MARKETS 11.8%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	48,441	462,129
HIGH YIELD 25.4%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1(a)	145,603	995,921
INVESTMENT GRADE 54.2%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	38,238	400,352
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	69,794	652,574
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	5,632	58,464
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	36,769	409,243
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	17,038	188,945
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	36,569	390,921
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	1,743	17,639
Total		2,118,138
Total Fixed-Income Funds (Cost: $3,534,348)		3,576,188

Alternative Investment Funds 5.8%

	Shares	Value ($)
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	12,024	114,710
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	12,902	112,502
Total Alternative Investment Funds (Cost: $234,414)		227,212

Exchange-Traded Funds 3.0%

iShares 20+ Year Treasury Bond ETF	278	38,614
iShares iBoxx $ Investment Grade Corporate Bond ETF	637	78,179
Total Exchange-Traded Funds (Cost: $111,799)		116,793

Money Market Funds 0.5%

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	18,283	18,283
Total Money Market Funds (Cost: $18,283)		18,283
Total Investments (Cost: $3,898,844)		3,938,476
Other Assets & Liabilities, Net		(29,094)
Net Assets		3,909,382

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	105,289	19,221	(8,382)	(385)	115,743	—	—	114,710
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	428,551	58,487	(51,515)	(1,282)	434,241	—	7,904	462,129
Columbia Variable Portfolio — Government Money Market Fund, Class 1	53,274	2,061	(37,052)	—	18,283	—	1	18,283
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	1,026,507	146,523	(167,101)	(11,727)	994,202	—	—	995,921
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	371,776	57,214	(38,653)	(254)	390,083	236	6,937	400,352
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	706,435	216,920	(230,317)	(23,395)	669,643	—	24,925	652,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	53,756	11,464	(5,640)	(111)	59,469	419	1,614	58,464
Variable Portfolio — American Century Diversified Bond Fund, Class 1	379,674	60,522	(37,829)	(475)	401,892	225	7,176	409,243
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	108,891	32,734	(21,949)	(1,005)	118,671	—	5,858	112,502
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	198,686	(12,593)	12	186,105	303	3,857	188,945
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	362,162	61,119	(42,219)	(5)	381,057	1,592	4,620	390,921
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	17,424	232	—	—	17,656	69	163	17,639
Total	3,613,739	865,183	(653,250)	(38,627)	3,787,045	2,844	63,055	3,821,683

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	116,793	—	—	116,793
Investments measured at net asset value
Fixed-Income Funds	—	—	—	3,576,188
Alternative Investment Funds	—	—	—	227,212
Money Market Funds	—	—	—	18,283
Total Investments	116,793	—	—	3,938,476

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $111,799)	$116,793
Affiliated issuers (identified cost $3,787,045)	3,821,683
Total investments (identified cost $3,898,844)	3,938,476
Receivable for:
Investments sold	3,112
Expense reimbursement due from Investment Manager	198
Trustees' deferred compensation plan	5,734
Total assets	3,947,520
Liabilities
Payable for:
Capital shares purchased	3,112
Investment management fees	5
Distribution and/or service fees	26
Compensation of board members	1,226
Audit fees	13,892
Custodian fees	3,828
Printing and postage fees	9,626
Other expenses	689
Trustees' deferred compensation plan	5,734
Total liabilities	38,138
Net assets applicable to outstanding capital stock	$3,909,382
Represented by
Trust capital	$3,909,382
Total — representing net assets applicable to outstanding capital stock	$3,909,382
Class 2
Net assets	$3,909,382
Shares outstanding	396,819
Net asset value per share	$9.85

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$222
Dividends — affiliated issuers	63,055
Total income	63,277
Expenses:
Investment management fees	444
Distribution and/or service fees
Class 2	4,545
Transfer agent fees
Class 2	7
Compensation of board members	7,447
Custodian fees	7,610
Printing and postage fees	11,236
Audit fees	10,220
Legal fees	52
Chief compliance officer expenses	1
Other	1,412
Total expenses	42,974
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(36,210)
Total net expenses	6,764
Net investment income	56,513
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(38,627)
Capital gain distributions from underlying affiliated funds	2,844
Net realized loss	(35,783)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,994
Investments — affiliated issuers	167,849
Net change in unrealized appreciation	172,843
Net realized and unrealized gain	137,060
Net increase in net assets resulting from operations	$193,573

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$56,513	$87,160
Net realized loss	(35,783)	(32,680)
Net change in unrealized appreciation (depreciation)	172,843	(127,584)
Net increase (decrease) in net assets resulting from operations	193,573	(73,104)
Distributions to shareholders
Net investment income
Class 2	(22,095)	(92,008)
Total distributions to shareholders	(22,095)	(92,008)
Increase in net assets from capital stock activity	283,415	2,533,559
Total increase in net assets	454,893	2,368,447
Net assets at beginning of period	3,454,489	1,086,042
Net assets at end of period	$3,909,382	$3,454,489

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	63,508	610,881	288,194	2,832,726
Distributions reinvested	2,258	22,095	9,574	92,008
Redemptions	(36,309)	(349,561)	(40,320)	(391,175)
Net increase	29,457	283,415	257,448	2,533,559
Total net increase	29,457	283,415	257,448	2,533,559

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$9.40		$9.88	$10.00
Income from investment operations:
Net investment income	0.15		0.37	0.09
Net realized and unrealized gain (loss)	0.36		(0.51)	(0.14)
Total from investment operations	0.51		(0.14)	(0.05)
Less distributions to shareholders:
Net investment income	(0.06)		(0.34)	(0.07)
Total distributions to shareholders	(0.06)		(0.34)	(0.07)
Net asset value, end of period	$9.85		$9.40	$9.88
Total return	5.40%		(1.47%)	(0.46%)
Ratios to average net assets(b)
Total gross expenses	2.36	%(c)	3.43%	11.30	%(c)
Total net expenses(d)	0.37	%(c)	0.39%	0.33	%(c)
Net investment income	3.11	%(c)	3.78%	1.74	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,909		$3,454	$1,086
Portfolio turnover	17%		47%	28%

Notes to Financial Highlights

(a)  Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Semiannual Report 2016
13

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Distributions from net investment income, if any, are made quarterly. Capital gains distributions, when available, will be made annually. All distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate for the six months ended

Semiannual Report 2016
14

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

June 30, 2016 was 0.02% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $18, and the administrative services fee paid to the Investment Manager was $233.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was less than 0.01%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2017 unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.04% of Class 2 average daily net assets.

Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign

Semiannual Report 2016
15

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $974,921 and $616,198, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 6. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Semiannual Report 2016
16

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
17

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

Semiannual Report 2016
18

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable

Semiannual Report 2016
19

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the fiftieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
20

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of

Semiannual Report 2016
21

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
22

This page intentionally left blank.

Semiannual Report 2016
23

This page intentionally left blank.

Semiannual Report 2016
24

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6672 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Management Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Asset Allocation Fund (the Fund) Class 2 shares returned 1.95% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its Blended Benchmark, which returned 4.52% over the same time period.

■  During the same six-month period, the broad U.S. equity market, as measured by the S&P 500 Index, returned 3.84%, while the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	2.08	1.56	7.45	6.07
Class 2	06/01/00	1.95	1.30	7.18	5.85
Blended Benchmark		4.52	5.04	8.90	6.81
S&P 500 Index		3.84	3.99	12.10	7.42
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	5.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	4.0
Equity Funds	54.9
Exchange-Traded Funds	1.0
Fixed-Income Funds	34.3
Money Market Funds	5.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,020.80	1,023.82	1.06	1.06	0.21	3.97	3.98	0.79
Class 2	1,000.00	1,000.00	1,019.50	1,022.58	2.31	2.31	0.46	5.22	5.23	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 54.7%

	Shares	Value ($)
U.S. LARGE CAP 54.7%
Columbia Contrarian Core Fund, Class I Shares(a)	922,142	19,853,706
Columbia Disciplined Core Fund, Class I Shares(a)	2,270,528	22,024,125
Total		41,877,831
Total Equity Funds (Cost: $32,916,752)		41,877,831
Fixed-Income Funds 34.3%
INVESTMENT GRADE 34.3%
Columbia Corporate Income Fund, Class I Shares(a)	317,246	3,207,352
Columbia Total Return Bond Fund, Class I Shares(a)	654,404	6,099,047
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	924,241	5,101,807
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,022,348	11,818,346
Total		26,226,552
Total Fixed-Income Funds (Cost: $25,212,404)		26,226,552

Alternative Investment Funds 4.0%

	Shares	Value ($)
Columbia Diversified Absolute Return Fund, Class I Shares(a)	316,983	3,052,549
Total Alternative Investment Funds (Cost: $3,111,945)		3,052,549
Exchange-Traded Funds 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	751,967
Total Exchange-Traded Funds (Cost: $731,013)		751,967
Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.441%(a)(b)	4,424,717	4,424,717
Total Money Market Funds (Cost: $4,424,717)		4,424,717
Total Investments (Cost: $66,396,831)		76,333,616
Other Assets & Liabilities, Net		117,834
Net Assets		76,451,450

At June 30, 2016, cash totaling $165,300 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI EAFE Sep16	9	USD	726,840	09/2016	9,294	—
Mini MSCI Emg Mkt Sep16	18	USD	751,230	09/2016	33,979	—
S&P 500 Emini Fut Sep16	19	USD	1,985,690	09/2016	28,786	—
Total			3,463,760		72,059	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	13,981,568	3,547,864	(1,278,869)	27,915	16,278,478	—	19,853,706
Columbia Corporate Income Fund, Class I Shares	7,288,520	108,474	(4,206,053)	(116,291)	3,074,650	61,969	3,207,352
Columbia Disciplined Core Fund, Class I Shares	14,224,409	4,128,208	(1,749,659)	35,316	16,638,274	—	22,024,125
Columbia Disciplined Growth Fund, Class I Shares	3,186,894	4,487	(3,035,640)	(155,741)	—	—	—
Columbia Disciplined Value Fund, Class I Shares	1,272,224	1,943	(1,519,247)	245,080	—	—	—
Columbia Diversified Absolute Return Fund, Class I Shares	1,644,091	1,620,474	(144,280)	(8,340)	3,111,945	—	3,052,549
Columbia Income Opportunities Fund, Class I Shares	3,291,797	85,688	(3,327,840)	(49,645)	—	75,780	—
Columbia Inflation Protected Securities Fund, Class I Shares	778,794	8,805	(788,995)	1,396	—	—	—
Columbia Select Large Cap Growth Fund, Class I Shares	3,046,727	26,168	(2,395,590)	(677,305)	—	—	—
Columbia Select Large-Cap Value Fund, Class I Shares	2,094,798	4,335	(2,229,651)	130,518	—	—	—
Columbia Short-Term Cash Fund	4,528,519	3,289,485	(3,393,287)	—	4,424,717	3,737	4,424,717
Columbia Total Return Bond Fund, Class I Shares	—	6,376,963	(514,070)	9,114	5,872,007	78,683	6,099,047
Columbia U.S. Government Mortgage Fund, Class I Shares	6,687,830	131,288	(1,840,678)	(21,880)	4,956,560	72,959	5,101,807
Columbia U.S. Treasury Index Fund, Class I Shares	9,685,591	2,764,001	(1,150,759)	10,354	11,309,187	77,848	11,818,346
Total	71,711,762	22,098,183	(27,574,618)	(569,509)	65,665,818	370,976	75,581,649

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	41,877,831	—	—	41,877,831
Fixed-Income Funds	26,226,552	—	—	26,226,552
Alternative Investment Funds	3,052,549	—	—	3,052,549
Exchange-Traded Funds	751,967	—	—	751,967
Investments measured at net asset value
Money Market Funds	—	—	—	4,424,717
Total Investments	71,908,899	—	—	76,333,616
Derivatives
Assets
Futures Contracts	72,059	—	—	72,059
Total	71,980,958	—	—	76,405,675

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $731,013)	$751,967
Affiliated issuers (identified cost $65,665,818)	75,581,649
Total investments (identified cost $66,396,831)	76,333,616
Margin deposits	165,300
Receivable for:
Investments sold	20,323
Capital shares sold	13,018
Dividends	54,117
Variation margin	40,950
Trustees' deferred compensation plan	38,554
Total assets	76,665,878
Liabilities
Due to custodian	6,142
Payable for:
Investments purchased	56,914
Capital shares purchased	64,450
Investment management fees	122
Distribution and/or service fees	87
Transfer agent fees	125
Compensation of board members	25,409
Chief compliance officer expenses	10
Other expenses	22,615
Trustees' deferred compensation plan	38,554
Total liabilities	214,428
Net assets applicable to outstanding capital stock	$76,451,450
Represented by
Paid-in capital	$64,417,667
Undistributed net investment income	1,877,763
Accumulated net realized gain	147,176
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,954
Investments — affiliated issuers	9,915,831
Futures contracts	72,059
Total — representing net assets applicable to outstanding capital stock	$76,451,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$63,693,356
Shares outstanding	4,466,104
Net asset value per share	$14.26
Class 2
Net assets	$12,758,094
Shares outstanding	903,989
Net asset value per share	$14.11

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$370,976
Foreign taxes withheld	(511)
Total income	370,465
Expenses:
Investment management fees	13,291
Distribution and/or service fees
Class 2	16,388
Transfer agent fees
Class 1	19,020
Class 2	3,933
Compensation of board members	8,659
Custodian fees	10,885
Printing and postage fees	14,025
Audit fees	8,677
Legal fees	944
Chief compliance officer expenses	19
Other	2,018
Total expenses	97,859
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(357)
Total net expenses	97,502
Net investment income	272,963
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,598
Investments — affiliated issuers	(569,509)
Foreign currency translations	(109)
Futures contracts	(23,072)
Net realized loss	(589,092)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,954
Investments — affiliated issuers	1,749,161
Foreign currency translations	119
Futures contracts	64,639
Net change in unrealized appreciation	1,834,873
Net realized and unrealized gain	1,245,781
Net increase in net assets resulting from operations	$1,518,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$272,963	$1,530,699
Net realized gain (loss)	(589,092)	1,148,487
Net change in unrealized appreciation (depreciation)	1,834,873	(1,739,004)
Net increase in net assets resulting from operations	1,518,744	940,182
Distributions to shareholders
Net investment income
Class 1	—	(1,467,059)
Class 2	—	(277,950)
Net realized gains
Class 1	—	(7,424,408)
Class 2	—	(1,589,802)
Total distributions to shareholders	—	(10,759,219)
Decrease in net assets from capital stock activity	(4,822,428)	(2,398,017)
Total decrease in net assets	(3,303,684)	(12,217,054)
Net assets at beginning of period	79,755,134	91,972,188
Net assets at end of period	$76,451,450	$79,755,134
Undistributed net investment income	$1,877,763	$1,604,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	78,995	1,105,059	48,144	695,875
Distributions reinvested	—	—	625,719	8,891,467
Redemptions	(328,861)	(4,559,087)	(732,613)	(11,038,069)
Net decrease	(249,866)	(3,454,028)	(58,750)	(1,450,727)
Class 2 shares
Subscriptions	17,442	241,562	44,531	670,953
Distributions reinvested	—	—	132,559	1,867,752
Redemptions	(116,560)	(1,609,962)	(230,685)	(3,485,995)
Net decrease	(99,118)	(1,368,400)	(53,595)	(947,290)
Total net decrease	(348,984)	(4,822,428)	(112,345)	(2,398,017)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.97		$15.79	$15.05	$13.05	$11.81	$12.22
Income from investment operations:
Net investment income	0.05		0.27	0.23	0.24	0.25	0.24
Net realized and unrealized gain (loss)	0.24		(0.07)	1.25	2.11	1.27	(0.33)
Total from investment operations	0.29		0.20	1.48	2.35	1.52	(0.09)
Less distributions to shareholders:
Net investment income	—		(0.33)	(0.39)	(0.35)	(0.28)	(0.32)
Net realized gains	—		(1.69)	(0.35)	—	—	—
Total distributions to shareholders	—		(2.02)	(0.74)	(0.35)	(0.28)	(0.32)
Net asset value, end of period	$14.26		$13.97	$15.79	$15.05	$13.05	$11.81
Total return	2.08%		1.07%	10.05%	18.17%	13.03%	(0.85%)
Ratios to average net assets(a)
Total gross expenses	0.21	%(b)	0.23%	0.20%	0.19%	0.24%	0.40%
Total net expenses(c)	0.21	%(b)	0.22%	0.15%	0.15%	0.16%	0.13%
Net investment income	0.76	%(b)	1.82%	1.51%	1.67%	1.99%	1.93%
Supplemental data
Net assets, end of period (in thousands)	$63,693		$65,872	$75,415	$78,390	$77,976	$81,002
Portfolio turnover	26%		19%	41%	15%	51%	89%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.84		$15.67	$14.94	$12.96	$11.73	$12.15
Income from investment operations:
Net investment income	0.03		0.24	0.19	0.20	0.22	0.20
Net realized and unrealized gain (loss)	0.24		(0.09)	1.25	2.09	1.26	(0.32)
Total from investment operations	0.27		0.15	1.44	2.29	1.48	(0.12)
Less distributions to shareholders:
Net investment income	—		(0.29)	(0.36)	(0.31)	(0.25)	(0.30)
Net realized gains	—		(1.69)	(0.35)	—	—	—
Total distributions to shareholders	—		(1.98)	(0.71)	(0.31)	(0.25)	(0.30)
Net asset value, end of period	$14.11		$13.84	$15.67	$14.94	$12.96	$11.73
Total return	1.95%		0.76%	9.80%	17.88%	12.76%	(1.09%)
Ratios to average net assets(a)
Total gross expenses	0.46	%(b)	0.48%	0.45%	0.44%	0.49%	0.68%
Total net expenses(c)	0.46	%(b)	0.47%	0.40%	0.40%	0.41%	0.38%
Net investment income	0.51	%(b)	1.57%	1.26%	1.42%	1.72%	1.66%
Supplemental data
Net assets, end of period (in thousands)	$12,758		$13,883	$16,557	$17,832	$17,976	$20,036
Portfolio turnover	26%		19%	41%	15%	51%	89%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting

Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	72,059	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(23,072)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	64,639

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	2,706,343

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management

Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in underlying funds that pay a management services fee to the Investment Manager, (ii) 0.12% on assets invested in non-exchange traded, third-party advised mutual funds and (iii) 0.57% on assets invested in securities (other than third-party advised mutual funds and funds that pay a management services fee to the Investment Manager), including other Columbia funds that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management services fee rate, net of any waivers, for the six months ended June 30, 2016 was 0.03% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $3,218, and the administrative services fee paid to the Investment Manager was $5,036.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.20%	0.22%
Class 2	0.45	0.47

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund's management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $66,397,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,996,000
Unrealized depreciation	(59,000)
Net unrealized appreciation	$9,937,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $19,539,710 and

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

$24,184,928, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, two unaffiliated shareholders of record owned 82.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the seventh, seventh and thirteenth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
27

This page intentionally left blank.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia Variable Portfolio — Asset Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1475 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Management Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Contrarian Core Fund (the Fund) Class 2 shares returned 2.12% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 3.74% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	2.28	2.16	13.66
Class 2	04/30/12	2.12	1.93	13.39
Russell 1000 Index		3.74	2.93	12.55

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Verizon Communications, Inc.	3.3
Berkshire Hathaway, Inc., Class B	3.0
Johnson & Johnson	2.9
Apple, Inc.	2.9
Alphabet, Inc., Class C	2.9
Citigroup, Inc.	2.8
Pfizer, Inc.	2.6
Medtronic PLC	2.6
Microsoft Corp.	2.6
Comcast Corp., Class A	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	97.4
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.5
Consumer Staples	7.7
Energy	7.7
Financials	18.2
Health Care	17.4
Industrials	8.7
Information Technology	20.4
Materials	0.6
Telecommunication Services	3.3
Utilities	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,022.80	1,021.08	3.82	3.82	0.76
Class 2	1,000.00	1,000.00	1,021.20	1,019.84	5.08	5.07	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.7%
Delphi Automotive PLC	389,003	24,351,588
Johnson Controls, Inc.	365,287	16,167,602
Total		40,519,190
Hotels, Restaurants & Leisure 1.7%
Aramark	389,898	13,030,391
Marriott International, Inc., Class A	209,845	13,946,299
McDonald's Corp.	96,120	11,567,081
Total		38,543,771
Household Durables 0.7%
Newell Brands, Inc.	334,335	16,238,651
Internet & Catalog Retail 0.7%
Expedia, Inc.	149,875	15,931,713
Media 4.3%
CBS Corp., Class B Non Voting	436,565	23,766,598
Comcast Corp., Class A	888,169	57,899,737
Liberty Global PLC LiLAC(a)	67,440	2,191,128
Liberty Global PLC, Class C(a)	540,520	15,485,898
Total		99,343,361
Specialty Retail 3.1%
Advance Auto Parts, Inc.	59,645	9,640,421
Lowe's Companies, Inc.	593,055	46,952,165
Michaels Companies, Inc. (The)(a)	517,134	14,707,291
Total		71,299,877
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	585,010	23,833,307
PVH Corp.	229,477	21,623,618
Total		45,456,925
Total Consumer Discretionary		327,333,488
CONSUMER STAPLES 7.5%
Beverages 2.7%
Diageo PLC, ADR	128,547	14,510,386
PepsiCo, Inc.	460,128	48,745,960
Total		63,256,346
Food & Staples Retailing 3.4%
CVS Health Corp.	418,947	40,109,986
Kroger Co. (The)	268,615	9,882,346
Walgreens Boots Alliance, Inc.	330,690	27,536,556
Total		77,528,888

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	311,810	31,717,313
Total Consumer Staples		172,502,547
ENERGY 7.6%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	296,795	23,470,548
Oil, Gas & Consumable Fuels 6.6%
Canadian Natural Resources Ltd.	996,095	30,709,609
Chevron Corp.	339,997	35,641,885
ConocoPhillips	311,995	13,602,982
EQT Corp.	155,755	12,060,110
Exxon Mobil Corp.	501,580	47,018,109
Noble Energy, Inc.	317,764	11,398,195
PrairieSky Royalty Ltd.	19,590	365,904
Total		150,796,794
Total Energy		174,267,342
FINANCIALS 17.7%
Banks 6.8%
Citigroup, Inc.	1,481,462	62,799,174
JPMorgan Chase & Co.	919,263	57,123,003
Wells Fargo & Co.	757,498	35,852,380
Total		155,774,557
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	528,493	20,531,953
BlackRock, Inc.	103,779	35,547,421
Invesco Ltd.	175,055	4,470,905
Morgan Stanley	1,526,445	39,657,041
Total		100,207,320
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	471,676	68,293,968
S&P Global, Inc.	214,100	22,964,366
Total		91,258,334
Insurance 1.0%
Aon PLC	221,516	24,196,193
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	251,595	28,583,708
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	338,094	8,952,729
Total Financials		408,972,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 17.0%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	109,970	12,840,097
Biogen, Inc.(a)	93,500	22,610,170
Celgene Corp.(a)	277,359	27,355,918
Vertex Pharmaceuticals, Inc.(a)	99,138	8,527,851
Total		71,334,036
Health Care Equipment & Supplies 6.3%
Abbott Laboratories	949,391	37,320,560
Cooper Companies, Inc. (The)	112,302	19,267,654
Medtronic PLC	680,818	59,074,578
Zimmer Biomet Holdings, Inc.	238,985	28,769,015
Total		144,431,807
Health Care Providers & Services 1.7%
Anthem, Inc.	154,910	20,345,879
Cardinal Health, Inc.	181,245	14,138,923
CIGNA Corp.	44,165	5,652,678
Total		40,137,480
Pharmaceuticals 5.9%
Allergan PLC(a)	42,498	9,820,863
Johnson & Johnson	541,858	65,727,375
Pfizer, Inc.	1,687,910	59,431,311
Total		134,979,549
Total Health Care		390,882,872
INDUSTRIALS 8.5%
Aerospace & Defense 2.0%
Honeywell International, Inc.	402,820	46,856,022
Air Freight & Logistics 1.3%
FedEx Corp.	203,973	30,959,022
Electrical Equipment 0.7%
Eaton Corp. PLC	256,491	15,320,208
Industrial Conglomerates 1.8%
General Electric Co.	1,278,607	40,250,548
Professional Services 2.7%
Dun & Bradstreet Corp. (The)	129,720	15,805,085
Nielsen Holdings PLC	906,370	47,104,049
Total		62,909,134
Total Industrials		196,294,934
Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 0.3%
Palo Alto Networks, Inc.(a)	53,225	6,527,514
Internet Software & Services 6.2%
Alphabet, Inc., Class A(a)	41,166	28,961,516
Alphabet, Inc., Class C(a)	94,773	65,592,393
Facebook, Inc., Class A(a)	417,860	47,753,041
Total		142,306,950
IT Services 2.1%
Fidelity National Information Services, Inc.	253,170	18,653,565
MasterCard, Inc., Class A	335,529	29,546,684
Total		48,200,249
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Ltd.	148,106	23,015,673
QUALCOMM, Inc.	388,395	20,806,320
Skyworks Solutions, Inc.	149,190	9,440,743
Total		53,262,736
Software 6.2%
Activision Blizzard, Inc.	1,267,750	50,240,933
Electronic Arts, Inc.(a)	274,803	20,819,075
Intuit, Inc.	118,785	13,257,594
Microsoft Corp.	1,153,382	59,018,557
Total		143,336,159
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	686,399	65,619,744
Total Information Technology		459,253,352
MATERIALS 0.6%
Chemicals 0.6%
Monsanto Co.	136,300	14,094,783
Total Materials		14,094,783
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc.	1,316,546	73,515,929
Total Telecommunication Services		73,515,929

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 1.5%
Electric Utilities 0.9%
Edison International	276,353	21,464,337
Multi-Utilities 0.6%
DTE Energy Co.	127,607	12,648,406
Total Utilities		34,112,743
Total Common Stocks (Cost: $2,020,186,721)		2,251,230,831

Money Market Funds 2.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	59,489,245	59,489,245
Total Money Market Funds (Cost: $59,489,245)		59,489,245
Total Investments (Cost: $2,079,675,966)		2,310,720,076
Other Assets & Liabilities, Net		(7,707,850)
Net Assets		2,303,012,226

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,008,721	306,682,498	(284,201,974)	59,489,245	68,928	59,489,245

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	327,333,488	—	—	327,333,488
Consumer Staples	172,502,547	—	—	172,502,547
Energy	173,901,438	365,904	—	174,267,342
Financials	408,972,841	—	—	408,972,841
Health Care	390,882,872	—	—	390,882,872
Industrials	196,294,934	—	—	196,294,934
Information Technology	459,253,352	—	—	459,253,352
Materials	14,094,783	—	—	14,094,783
Telecommunication Services	73,515,929	—	—	73,515,929
Utilities	34,112,743	—	—	34,112,743
Total Common Stocks	2,250,864,927	365,904	—	2,251,230,831
Investments measured at net asset value
Money Market Funds	—	—	—	59,489,245
Total Investments	2,250,864,927	365,904	—	2,310,720,076

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,020,186,721)	$2,251,230,831
Affiliated issuers (identified cost $59,489,245)	59,489,245
Total investments (identified cost $2,079,675,966)	2,310,720,076
Receivable for:
Capital shares sold	105,780
Dividends	1,963,332
Foreign tax reclaims	17,529
Trustees' deferred compensation plan	36,980
Total assets	2,312,843,697
Liabilities
Payable for:
Investments purchased	5,172,563
Capital shares purchased	3,143,842
Investment management fees	1,294,653
Distribution and/or service fees	13,723
Transfer agent fees	113,387
Compensation of board members	5,438
Chief compliance officer expenses	285
Other expenses	50,600
Trustees' deferred compensation plan	36,980
Total liabilities	9,831,471
Net assets applicable to outstanding capital stock	$2,303,012,226
Represented by
Trust capital	$2,303,012,226
Total — representing net assets applicable to outstanding capital stock	$2,303,012,226
Class 1
Net assets	$2,234,174,715
Shares outstanding	131,068,221
Net asset value per share	$17.05
Class 2
Net assets	$68,837,511
Shares outstanding	4,078,795
Net asset value per share	$16.88

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$21,708,198
Dividends — affiliated issuers	68,928
Foreign taxes withheld	(211,646)
Total income	21,565,480
Expenses:
Investment management fees	7,729,025
Distribution and/or service fees
Class 2	75,158
Transfer agent fees
Class 1	657,731
Class 2	18,038
Compensation of board members	28,856
Custodian fees	16,632
Printing and postage fees	14,594
Audit fees	13,015
Legal fees	27,313
Chief compliance officer expenses	559
Other	31,607
Total expenses	8,612,528
Net investment income	12,952,952
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	17,731,705
Foreign currency translations	610
Net realized gain	17,732,315
Net change in unrealized appreciation (depreciation) on:
Investments	19,473,548
Foreign currency translations	99
Net change in unrealized appreciation	19,473,647
Net realized and unrealized gain	37,205,962
Net increase in net assets resulting from operations	$50,158,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$12,952,952	$80,339,429
Net realized gain	17,732,315	161,475,215
Net change in unrealized appreciation (depreciation)	19,473,647	(164,875,912)
Net increase in net assets resulting from operations	50,158,914	76,938,732
Decrease in net assets from capital stock activity	(81,519,627)	(217,310,970)
Total decrease in net assets	(31,360,713)	(140,372,238)
Net assets at beginning of period	2,334,372,939	2,474,745,177
Net assets at end of period	$2,303,012,226	$2,334,372,939

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,208,223	35,592,709	4,524,319	74,805,923
Redemptions	(7,812,697)	(128,421,293)	(18,953,157)	(318,607,228)
Net decrease	(5,604,474)	(92,828,584)	(14,428,838)	(243,801,305)
Class 2 shares
Subscriptions	746,402	12,126,776	1,706,326	27,956,762
Redemptions	(49,620)	(817,819)	(88,817)	(1,466,427)
Net increase	696,782	11,308,957	1,617,509	26,490,335
Total net decrease	(4,907,692)	(81,519,627)	(12,811,329)	(217,310,970)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$16.67		$16.19	$14.32	$10.54	$10.00
Income from investment operations:
Net investment income	0.09		0.54 (b)	0.13	0.13	0.10
Net realized and unrealized gain (loss)	0.29		(0.06)	1.74	3.65	0.44
Total from investment operations	0.38		0.48	1.87	3.78	0.54
Net asset value, end of period	$17.05		$16.67	$16.19	$14.32	$10.54
Total return	2.28%		2.97%	13.06%	35.86%	5.40%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.75%	0.76%	0.81%	0.86	%(d)
Total net expenses(e)	0.76	%(d)	0.75%	0.76%	0.76%	0.72	%(d)
Net investment income	1.16	%(d)	3.29%	0.83%	1.01%	1.45	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,234,175		$2,278,481	$2,446,355	$1,598,115	$521,933
Portfolio turnover	23%		67%	59%	57%	48%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$16.53		$16.09	$14.26	$10.53	$10.00
Income from investment operations:
Net investment income	0.07		0.58 (b)	0.08	0.10	0.08
Net realized and unrealized gain (loss)	0.28		(0.14)	1.75	3.63	0.45
Total from investment operations	0.35		0.44	1.83	3.73	0.53
Net asset value, end of period	$16.88		$16.53	$16.09	$14.26	$10.53
Total return	2.12%		2.73%	12.83%	35.42%	5.30%
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	1.01%	1.01%	1.06%	1.08	%(d)
Total net expenses(e)	1.01	%(d)	1.01%	1.01%	1.02%	0.97	%(d)
Net investment income	0.90	%(d)	3.52%	0.54%	0.73%	1.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$68,838		$55,892	$28,390	$9,470	$3
Portfolio turnover	23%		67%	59%	57%	48%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.69% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $4,656,317, and the administrative services fee paid to the Investment Manager was $392,048.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.77%	0.79%
Class 2	1.02	1.04

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $526,755,465 and $616,414,909, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the

Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the twelfth and seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Columbia Variable Portfolio — Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1544 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Board Consideration and Approval of Management Agreement	.31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund) Class 2 shares returned 2.70% for the six month period that ended June 30, 2016.

■  During the same time period, the Fund underperformed its Blended Index, which returned 3.93%, as well as the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned 5.31%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	2.70	0.09	3.09
New Blended Index		3.93	3.45	4.64
Barclays U.S. Aggregate Bond Index		5.31	6.00	2.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index (the Former Blended Index). The Fund's investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund's performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2016)
Allocations to Underlying Funds
Underlying Funds: Equity	30.7
International	9.0
U.S. Large Cap	17.2
U.S. Mid Cap	2.0
U.S. Small Cap	2.5
Underlying Funds: Fixed Income	35.5
Investment Grade	35.5
Allocations to Tactical Assets
Corporate Bonds & Notes	0.9
Exchange-Traded Funds	2.6
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	23.3
Options Purchased Puts	0.7
Residential Mortgage-Backed Securities — Agency	6.3
U.S. Treasury Obligations	0.0	(b)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in an affiliated money market fund (amounting to $298.3 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

(b) Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.

David Weiss

Brian Virginia

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,027.00	1,022.33	2.57	2.56	0.51	5.04	5.03	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 32.6%

	Shares	Value ($)
INTERNATIONAL 9.5%
Variable Portfolio — DFA International Value Fund, Class 1(a)	3,905,390	32,414,733
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	1,141,128	10,760,837
Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	3,402,189	36,335,382
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	3,710,753	36,031,415
Total		115,542,367
U.S. LARGE CAP 18.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	1,096,425	18,694,043
Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	1,756,686	63,820,402
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	923,926	19,845,922
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	698,393	8,688,006
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	518,550	8,981,290
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	577,303	10,212,497
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	1,290,616	27,386,868
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	524,216	10,410,940
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	1,383,437	22,065,819
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	443,671	8,824,619
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	563,269	10,138,841
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	544,995	10,801,798
Total		219,871,045
U.S. MID CAP 2.2%
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1(a)(b)	261,518	5,269,587
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1(a)(b)	296,421	5,433,398
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	419,841	7,750,272

Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	375,624	7,734,099
Total		26,187,356
U.S. SMALL CAP 2.7%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	698,076	12,383,868
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	577,692	10,040,283
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	467,034	10,186,015
Total		32,610,166
Total Equity Funds (Cost: $389,273,922)		394,210,934

Fixed-Income Funds 37.7%

INVESTMENT GRADE 37.7%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	8,785,079	91,979,776
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	2,931,178	27,406,509
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	4,676,054	49,566,172
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	2,629,701	27,296,299
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	8,044,518	89,535,488
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	6,143,168	68,127,731
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	8,684,935	92,841,955
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	869,359	8,797,915
Total		455,551,845
Total Fixed-Income Funds (Cost: $449,346,212)		455,551,845

Exchange-Traded Funds 2.8%

SPDR S&P 500 ETF Trust	96,625	20,245,836
iShares MSCI EAFE ETF	164,987	9,207,925
iShares Russell 2000 ETF	35,800	4,115,926
Total Exchange-Traded Funds (Cost: $30,383,170)		33,569,687

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) 1.0%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 02/15/21	4.950%		55,000	60,148
05/28/24	3.950%		102,000	107,318
Lockheed Martin Corp. 11/23/18	1.850%		38,000	38,515
Northrop Grumman Corp. 06/01/18	1.750%		145,000	146,388
08/01/23	3.250%		15,000	16,096
Total				368,465
BANKING 0.1%
Bank of America Corp. 04/19/26	3.500%		70,000	72,337
Bank of Nova Scotia (The) 06/11/18	1.700%		80,000	80,802
Citigroup, Inc. 05/01/26	3.400%		120,000	123,042
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%		63,000	64,727
02/25/26	3.750%		39,000	40,892
JPMorgan Chase & Co. 03/01/18	1.700%		50,000	50,286
03/22/19	1.850%		50,000	50,518
06/15/26	3.200%		56,000	57,238
Morgan Stanley 04/21/21	2.500%		40,000	40,418
01/27/26	3.875%		22,000	23,355
Total				603,615
CABLE AND SATELLITE —%
Sky PLC 11/24/23	1.875%	EUR	145,000	167,089
CHEMICALS —%
LYB International Finance BV 03/15/44	4.875%		40,000	42,294
DIVERSIFIED MANUFACTURING 0.1%
General Electric Co. 05/26/23	1.250%	EUR	135,000	158,091
Honeywell International, Inc. 02/22/23	1.300%	EUR	105,000	121,408
United Technologies Corp. 12/15/17	5.375%		125,000	132,867
Total				412,366

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELECTRIC 0.2%
Appalachian Power Co. 05/15/44	4.400%	35,000	37,577
06/01/45	4.450%	40,000	43,346
Arizona Public Service Co. 05/15/46	3.750%	35,000	36,607
Berkshire Hathaway Energy Co. 11/15/23	3.750%	55,000	60,100
11/15/43	5.150%	3,000	3,636
02/01/45	4.500%	73,000	81,946
CMS Energy Corp. 03/15/22	5.050%	30,000	34,297
03/01/44	4.875%	85,000	97,449
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%	20,000	23,595
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%	25,000	25,905
DTE Energy Co. 06/15/22	3.300%	80,000	84,314
12/01/23	3.850%	10,000	10,786
06/01/24	3.500%	150,000	159,207
Dominion Resources, Inc. 06/15/18	1.900%	105,000	105,495
10/01/25	3.900%	28,000	29,995
Duke Energy Corp. 10/15/23	3.950%	362,000	392,193
Emera US Finance LP 06/15/46	4.750%	50,000	50,746
Eversource Energy 01/15/18	1.600%	27,000	27,162
05/01/18	1.450%	180,000	180,251
Indiana Michigan Power Co. 03/15/23	3.200%	70,000	73,006
NextEra Energy Capital Holdings, Inc. 04/01/19	2.300%	15,000	15,291
Oncor Electric Delivery Co. LLC 09/30/17	5.000%	180,000	187,966
04/01/45	3.750%	20,000	20,504
PPL Capital Funding, Inc. 05/15/26	3.100%	50,000	50,543
Pacific Gas & Electric Co. 02/15/24	3.750%	25,000	27,404
02/15/44	4.750%	60,000	70,814
Sierra Pacific Power Co. 05/01/26	2.600%	15,000	15,329
Southern California Edison Co. 02/01/45	3.600%	10,000	10,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Southern Co. (The) 07/01/46	4.400%		145,000	155,864
TransAlta Corp. 06/03/17	1.900%		105,000	104,121
11/25/20	5.000%	CAD	105,000	76,298
WEC Energy Group, Inc. 06/15/18	1.650%		45,000	45,398
06/15/25	3.550%		39,000	41,849
Western Power Distribution PLC(d) 11/06/23	3.625%	GBP	155,000	216,869
Xcel Energy, Inc. 05/15/20	4.700%		91,000	100,577
Total				2,696,827
FOOD AND BEVERAGE 0.1%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		7,000	7,082
02/01/26	3.650%		160,000	171,399
02/01/46	4.900%		40,000	46,874
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		140,000	140,387
ConAgra Foods, Inc. 01/25/23	3.200%		129,000	133,085
General Mills, Inc. 10/20/17	1.400%		12,000	12,066
11/16/20	2.100%	EUR	106,000	126,111
Kraft Heinz Foods Co 06/05/17	2.250%		34,000	34,312
Molson Coors Brewing Co. 05/01/42	5.000%		75,000	84,056
Molson Coors Brewing Co.(e) 07/15/46	4.200%		51,000	51,218
PepsiCo, Inc. 02/22/19	1.500%		105,000	106,475
Sysco Corp. 07/15/21	2.500%		20,000	20,437
Wm. Wrigley Jr., Co.(d) 10/21/18	2.400%		17,000	17,338
10/21/19	2.900%		145,000	150,681
Total				1,101,521
HEALTH CARE —%
Becton Dickinson and Co. 05/15/17	1.450%		26,000	26,068
12/15/44	4.685%		25,000	28,164
Express Scripts Holding Co.(e) 07/15/46	4.800%		5,000	4,993
Total				59,225

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE —%
Aetna, Inc. 06/07/19	1.900%	50,000	50,649
06/15/46	4.375%	40,000	41,540
Cigna Corporation 03/15/21	4.500%	75,000	82,334
UnitedHealth Group, Inc. 12/15/17	1.400%	45,000	45,242
Total			219,765
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 03/15/40	6.200%	44,000	49,328
Canadian Natural Resources Ltd. 08/15/16	6.000%	23,000	23,094
05/15/17	5.700%	13,000	13,374
02/01/35	5.850%	45,000	45,471
03/15/38	6.250%	54,000	58,702
Cimarex Energy Co. 05/01/22	5.875%	80,000	83,754
06/01/24	4.375%	33,000	34,510
Continental Resources, Inc. 09/15/22	5.000%	91,000	88,952
06/01/44	4.900%	7,000	5,775
Marathon Oil Corp. 06/01/45	5.200%	25,000	21,763
Noble Energy, Inc. 11/15/43	5.250%	60,000	61,004
Woodside Finance Ltd.(d) 03/05/25	3.650%	141,000	139,018
Total			624,745
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	5,000	4,706
09/15/42	4.450%	84,000	66,843
09/15/43	5.200%	65,000	55,845
Total			127,394
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%	250,000	271,167
Guardian Life Insurance Co. of America (The) Subordinated(d) 06/19/64	4.875%	95,000	97,844
MetLife, Inc. 12/15/17	1.756%	15,000	15,140
09/15/23	4.368%	56,000	61,996

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/45	4.050%	30,000	29,553
05/13/46	4.600%	74,000	79,555
Northwestern Mutual Life Insurance Co. (The) Subordinated(d) 03/30/40	6.063%	50,000	63,957
Peachtree Corners Funding Trust(d) 02/15/25	3.976%	100,000	100,259
TIAA Asset Management Finance Co. LLC 11/01/19	2.950%	40,000	40,978
Teachers Insurance & Annuity Association of America Subordinated(d) 09/15/44	4.900%	135,000	151,436
Voya Financial, Inc. 06/15/46	4.800%	20,000	19,993
Total			931,878
MEDIA AND ENTERTAINMENT —%
21st Century Fox America, Inc. 09/15/44	4.750%	80,000	88,631
Scripps Networks Interactive, Inc. 11/15/24	3.900%	162,000	170,325
Thomson Reuters Corp. 10/15/19	4.700%	35,000	37,859
05/23/43	4.500%	100,000	99,120
Total			395,935
METALS —%
Barrick Gold Corp. 04/01/42	5.250%	22,000	22,455
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	56,000	64,628
Enterprise Products Operating LLC 05/07/18	1.650%	42,000	42,035
02/15/45	5.100%	60,000	65,665
05/15/46	4.900%	39,000	42,016
Kinder Morgan Energy Partners LP 05/01/24	4.300%	55,000	55,472
03/01/43	5.000%	143,000	135,392
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	76,000	69,954
10/15/23	3.850%	90,000	87,216
11/01/24	3.600%	5,000	4,696
06/15/44	4.700%	38,000	32,457
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	24,000	24,638
Western Gas Partners LP(e) 07/01/26	4.650%	10,000	9,980

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP 09/15/45	5.100%	113,000	96,917
Total			731,066
NATURAL GAS —%
NiSource Finance Corp. 02/15/43	5.250%	45,000	54,060
Sempra Energy 04/01/17	2.300%	60,000	60,497
06/15/24	3.550%	225,000	235,828
Total			350,385
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	92,000	52,440
PHARMACEUTICALS —%
AbbVie, Inc. 11/06/17	1.750%	140,000	140,827
Actavis Funding 03/15/45	4.750%	40,000	42,003
Amgen, Inc. 06/15/51	4.663%	27,000	28,167
Pfizer, Inc. 06/01/18	1.200%	120,000	120,556
Total			331,553
PROPERTY & CASUALTY —%
Alleghany Corp. 09/15/44	4.900%	40,000	41,692
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	26,000	29,186
CNA Financial Corp. 05/15/24	3.950%	36,000	37,857
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%	65,000	71,830
06/15/23	4.250%	141,000	149,775
Total			330,340
RAILROADS —%
Burlington Northern Santa Fe LLC 08/01/46	3.900%	5,000	5,278
REFINING —%
Marathon Petroleum Corp. 09/15/44	4.750%	50,000	42,636
Phillips 66 05/01/17	2.950%	75,000	76,098

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Valero Energy Corp. 03/15/45	4.900%		6,000	5,558
Total				124,292
RESTAURANTS —%
McDonald's Corp. 03/01/18	5.350%		125,000	133,674
Yum! Brands, Inc. 11/01/43	5.350%		84,000	67,620
Total				201,294
RETAILERS —%
CVS Health Corp. 06/01/21	2.125%		75,000	75,922
06/01/26	2.875%		60,000	61,315
Target Corp. 01/15/18	6.000%		100,000	107,654
Total				244,891
TECHNOLOGY 0.1%
Apple, Inc. 02/23/18	1.300%		83,000	83,564
02/09/45	3.450%		46,000	43,224
Hewlett Packard Enterprise Co.(d) 10/15/45	6.350%		5,000	4,978
International Business Machine Corp. 11/19/19	1.375%	EUR	112,000	130,202
Oracle Corp. 01/10/21	2.250%	EUR	100,000	121,715
Oracle Corp.(e) 09/15/21	1.900%		50,000	50,184
07/15/46	4.000%		20,000	20,164
Total				454,031
TRANSPORTATION SERVICES —%
ERAC U.S.A. Finance LLC 12/01/26	3.300%		225,000	230,052
FedEx Corp. 04/01/46	4.550%		35,000	37,978
Heathrow Funding Ltd.(d) 02/15/23	5.225%	GBP	56,000	88,349
Total				356,379
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		71,000	71,921
Rogers Communications, Inc. 03/15/23	3.000%		91,000	94,953
Total				166,874

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		155,000	155,266
06/15/45	4.350%		223,000	216,080
Orange SA 02/21/17	4.750%	EUR	50,000	57,172
Verizon Communications, Inc. 11/01/42	3.850%		119,000	112,240
03/15/55	4.672%		110,000	111,258
Total				652,016
Total Corporate Bonds & Notes (Cost: $11,539,328)				11,774,413

Residential Mortgage-Backed Securities — Agency 6.6%

Federal National Mortgage Association(e) 07/19/31	2.500%	12,750,000	13,191,012
07/19/31	3.000%	1,750,000	1,834,629
07/19/31 - 07/14/46	3.500%	54,675,000	57,771,096
07/14/46	4.000%	6,750,000	7,237,072
Total Residential Mortgage-Backed Securities — Agency (Cost: $79,671,168)			80,033,809

U.S. Treasury Obligations —%

U.S. Treasury 05/15/45	3.000%	25,000	28,735
Total U.S. Treasury Obligations (Cost: $24,484)			28,735

Options Purchased Puts 0.7%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
S&P 500 Index	210	1,850.00	12/15/17	2,391,900
S&P 500 Index	238	1,700.00	12/15/17	1,869,490
S&P 500 Index	120	1,650.00	12/15/17	834,600
S&P 500 Index	260	1,800.00	12/15/17	2,603,900
S&P 500 Index	140	1,650.00	12/15/17	973,700
Total Options Purchased Puts (Cost: $12,939,686)				8,673,590

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 24.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(f)	298,323,579	298,323,579
Total Money Market Funds (Cost: $298,323,579)		298,323,579
Total Investments (Cost: $1,271,501,549)		1,282,166,592
Other Assets & Liabilities, Net		(73,777,083)
Net Assets		1,208,389,509

At June 30, 2016, cash totaling $7,413,396 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	07/15/2016	222,000	GBP	321,963	USD	26,399	—
State Street	07/15/2016	105,000	CAD	82,423	USD	1,147	—
UBS	07/15/2016	793,000	EUR	898,889	USD	18,525	—
Total						46,071	—

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10 Year Mini JGB	1	JPY	147,998	09/2016	725	—
BP Currency	62	USD	5,133,600	09/2016	—	(509,790)
Canadian Government 10-Year Bond	2	CAD	229,173	09/2016	5,396	—
Euro FX	15	USD	2,082,656	09/2016	—	(55,274)
Euro-Bobl	3	EUR	444,788	09/2016	3,629	—
Euro-Bund	4	EUR	741,846	09/2016	14,859	—
Euro-Schatz	1	EUR	124,364	09/2016	242	—
JPY Currency	95	USD	11,527,063	09/2016	422,399	—
Long Gilt	3	GBP	513,157	09/2016	24,099	—
S&P 500 E-mini	662	USD	69,185,620	09/2016	1,270,279	—
S&P 500 Index	8	USD	4,180,400	09/2016	40,272	—
TOPIX Index	76	JPY	9,166,513	09/2016	—	(482,058)
U.S. Long Bond	81	USD	13,959,844	09/2016	594,998	—
U.S. Long Bond	23	USD	3,963,906	09/2016	123,922	—
U.S. Treasury 10-Year Note	380	USD	50,534,063	09/2016	1,095,466	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	109	USD	14,495,297	09/2016	178,343	—
U.S. Treasury 10-Year Note	1	USD	145,672	09/2016	4,889	—
U.S. Treasury 2-Year Note	255	USD	55,928,672	09/2016	295,635	—
U.S. Treasury 2-Year Note	50	USD	10,966,406	09/2016	47,561	—
U.S. Treasury 5-Year Note	461	USD	56,317,633	09/2016	1,032,773	—
U.S. Treasury 5-Year Note	9	USD	1,099,477	09/2016	18,770	—
U.S. Ultra Bond	32	USD	5,964,000	09/2016	275,074	—
U.S. Ultra Bond	6	USD	1,118,250	09/2016	69,974	—
U.S. Ultra Bond	17	USD	3,168,375	09/2016	56,015	—
Total			321,138,773		5,575,320	(1,047,122)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(71)	EUR	(2,249,518)	09/2016	—	(33,171)
FTSE 100 Index	(20)	GBP	(1,709,990)	09/2016	—	(32,431)
Russell 2000 Mini	(91)	USD	(10,441,340)	09/2016	—	(115,240)
S&P/TSE 60 Index	(48)	CAD	(6,062,649)	09/2016	—	(48,418)
U.S. Long Bond	(17)	USD	(2,929,844)	09/2016	—	(161,129)
U.S. Treasury 10-Year Note	(10)	USD	(1,329,844)	09/2016	—	(33,767)
U.S. Treasury 2-Year Note	(3)	USD	(657,984)	09/2016	—	(3,645)
U.S. Treasury 2-Year Note	(145)	USD	(31,802,578)	09/2016	—	(206,433)
Total			(57,183,747)		—	(634,234)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	226,336,987	146,793,927	(74,807,335)	—	298,323,579	—	499,046	298,323,579
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	13,335,766	2,817,256	(28,036)	283	16,125,269	—	—	18,694,043
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	42,190,320	20,449,512	(412,755)	(6,773)	62,220,304	—	—	63,820,402
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	15,615,283	1,737,226	(41,474)	672	17,311,707	—	—	19,845,922

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	22,191,704	485,000	(22,435,688)	(241,016)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	74,600,223	15,486,833	—	—	90,087,056	54,574	1,607,170	91,979,776
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	5,721,074	1,722,739	(5,816)	(194)	7,437,803	—	—	8,688,006
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	23,876,045	5,527,452	—	—	29,403,497	—	1,069,163	27,406,509
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	18,630,225	29,122,085	—	—	47,752,310	—	913,559	49,566,172
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	—	5,303,965	(49,594)	56	5,254,427	—	—	5,269,587
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	5,303,849	(65,209)	1,389	5,240,029	—	—	5,433,398
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	6,529,661	2,019,813	(7,969)	(1,299)	8,540,206	—	—	8,981,290
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	7,757,048	1,445,413	(33,557)	(530)	9,168,374	—	—	10,212,497
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	24,648,534	4,309,181	(15,276,063)	(1,803,985)	11,877,667	—	—	12,383,868
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	21,871,400	5,539,152	—	—	27,410,552	199,597	768,001	27,296,299
Variable Portfolio — American Century Diversified Bond Fund, Class 1	73,208,615	14,899,243	—	—	88,107,858	49,498	1,581,636	89,535,488
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	2,168,170	12,683	(1,904,994)	(275,859)	—	—	12,683	—
Variable Portfolio — DFA International Value Fund, Class 1	29,319,084	8,831,523	(41,589)	(15,565)	38,093,453	144,141	512,829	32,414,733
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	54,887,037	11,983,651	—	—	66,870,688	110,710	1,407,953	68,127,731
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	62,951	7,581,886	(2,589)	448	7,642,696	—	—	7,750,272
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	7,470,080	3,834,568	(453)	(44)	11,304,151	—	135,748	10,760,837
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	6,030,048	19,593,642	(17,515)	162	25,606,337	—	—	27,386,868
Variable Portfolio — MFS Value Fund, Class 1	7,314,080	1,304,619	(15,949)	385	8,603,135	—	—	10,410,940
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	16,479,000	3,370,892	—	—	19,849,892	—	—	22,065,819
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	6,172,627	1,556,103	—	—	7,728,730	—	—	8,824,619
Variable Portfolio — NFJ Dividend Value Fund, Class 1	8,038,742	1,274,629	(21,727)	54	9,291,698	—	—	10,138,841
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	7,521,891	2,342,913	—	—	9,864,804	—	—	10,801,798
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	30,828,512	10,045,823	(169,675)	(38,283)	40,666,377	391,017	318,588	36,335,382
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	8,108,750	1,798,740	(81,184)	(14,145)	9,812,161	—	—	10,040,283
Variable Portfolio — Partners Small Cap Value Fund, Class 1	18,620,890	2,909,398	(11,867,787)	(300,131)	9,362,370	—	—	10,186,015
Variable Portfolio — Pyramis® International Equity Fund, Class 1	30,953,444	10,127,564	(127,907)	(38,150)	40,914,951	—	644,549	36,031,415
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	73,598,910	17,237,799	—	—	90,836,709	381,204	1,106,106	92,841,955
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	26,920	7,336,586	(6,536)	411	7,357,381	—	—	7,734,099
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	7,295,108	1,582,434	—	—	8,877,542	34,405	81,253	8,797,915
Total	891,409,129	375,688,099	(127,421,401)	(2,732,114)	1,136,943,713	1,365,146	10,658,284	1,148,086,358

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,548,139 or 0.13% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	33,569,687	—	—	33,569,687
Corporate Bonds & Notes	—	11,774,413	—	11,774,413
Residential Mortgage-Backed Securities — Agency	—	80,033,809	—	80,033,809
U.S. Treasury Obligations	28,735	—	—	28,735
Options Purchased Puts	8,673,590	—	—	8,673,590
Investments measured at net asset value
Equity Funds	—	—	—	394,210,934
Fixed-Income Funds	—	—	—	455,551,845
Money Market Funds	—	—	—	298,323,579
Total Investments	42,272,012	91,808,222	—	1,282,166,592
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	46,071	—	46,071
Futures Contracts	5,575,320	—	—	5,575,320
Liabilities
Futures Contracts	(1,681,356)	—	—	(1,681,356)
Total	46,165,976	91,854,293	—	1,286,106,627

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $121,618,150)	$125,406,644
Affiliated issuers (identified cost $1,136,943,713)	1,148,086,358
Options purchased (identified cost $12,939,686)	8,673,590
Total investments (identified cost $1,271,501,549)	1,282,166,592
Foreign currency (identified cost $8,120)	8,128
Margin deposits	7,413,396
Unrealized appreciation on forward foreign currency exchange contracts	46,071
Receivable for:
Investments sold	2,088,255
Capital shares sold	237,174
Dividends	204,426
Interest	200,941
Variation margin	999,615
Trustees' deferred compensation plan	15,678
Total assets	1,293,380,276
Liabilities
Payable for:
Investments purchased	4,059,788
Investments purchased on a delayed delivery basis	79,913,528
Capital shares purchased	343,654
Variation margin	597,311
Investment management fees	7,702
Distribution and/or service fees	8,203
Transfer agent fees	604
Compensation of board members	2,483
Chief compliance officer expenses	105
Other expenses	41,711
Trustees' deferred compensation plan	15,678
Total liabilities	84,990,767
Net assets applicable to outstanding capital stock	$1,208,389,509
Represented by
Trust capital	$1,208,389,509
Total — representing net assets applicable to outstanding capital stock	$1,208,389,509
Class 2
Net assets	$1,208,389,509
Shares outstanding	109,512,027
Net asset value per share	$11.03

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$458,139
Dividends — affiliated issuers	10,658,284
Interest	192,142
Total income	11,308,565
Expenses:
Investment management fees	1,182,881
Distribution and/or service fees
Class 2	1,297,423
Transfer agent fees
Class 2	92,493
Compensation of board members	15,813
Custodian fees	16,225
Printing and postage fees	29,053
Audit fees	10,836
Legal fees	14,091
Chief compliance officer expenses	232
Other	10,971
Total expenses	2,670,018
Net investment income	8,638,547
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	661,279
Investments — affiliated issuers	(2,732,114)
Capital gain distributions from underlying affiliated funds	1,365,146
Foreign currency translations	2,123
Forward foreign currency exchange contracts	(19,668)
Futures contracts	2,670,769
Options purchased	(1,224,533)
Net realized gain	723,002
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,400,253
Investments — affiliated issuers	16,534,801
Foreign currency translations	82,716
Forward foreign currency exchange contracts	40,109
Futures contracts	2,983,420
Options purchased	(446,467)
Net change in unrealized appreciation	21,594,832
Net realized and unrealized gain	22,317,834
Net increase in net assets resulting from operations	$30,956,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$8,638,547	$6,831,951
Net realized gain (loss)	723,002	(330,384)
Net change in unrealized appreciation (depreciation)	21,594,832	(24,304,200)
Net increase (decrease) in net assets resulting from operations	30,956,381	(17,802,633)
Increase in net assets from capital stock activity	240,892,035	250,501,749
Total increase in net assets	271,848,416	232,699,116
Net assets at beginning of period	936,541,093	703,841,977
Net assets at end of period	$1,208,389,509	$936,541,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	23,061,964	248,726,280	24,351,464	267,161,723
Redemptions	(731,164)	(7,834,245)	(1,525,915)	(16,659,974)
Net increase	22,330,800	240,892,035	22,825,549	250,501,749
Total net increase	22,330,800	240,892,035	22,825,549	250,501,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.74		$10.94	$10.45	$10.00
Income from investment operations:
Net investment income	0.09		0.09	0.05	0.05
Net realized and unrealized gain (loss)	0.20		(0.29)	0.44	0.40
Total from investment operations	0.29		(0.20)	0.49	0.45
Net asset value, end of period	$11.03		$10.74	$10.94	$10.45
Total return	2.70%		(1.83%)	4.69%	4.50%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.52%	0.52%	0.65	%(c)
Total net expenses(d)	0.51	%(c)	0.52%	0.52%	0.61	%(c)
Net investment income	1.66	%(c)	0.83%	0.51%	0.71	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,208,390		$936,541	$703,842	$257,285
Portfolio turnover	59%		118%	122%	60%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the commodities market, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,310,551	*
Equity risk	Investments, at value — Options purchased	8,673,590
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	46,071
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	422,399	*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	3,842,370	*
Total		14,294,981
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	711,319	*
Foreign exchange risk	Component of trust capital — unrealized depreciation on futures contracts	565,064	*
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	404,973	*
Total		1,681,356

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(2,614,764)	(1,224,533)	(3,839,297)
Foreign exchange risk	(19,668)	1,493,153	—	1,473,485
Interest rate risk	—	3,792,380	—	3,792,380
Total	(19,668)	2,670,769	(1,224,533)	1,426,568
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	16,393	(446,467)	(430,074)
Foreign exchange risk	40,109	(317,178)	—	(277,069)
Interest rate risk	—	3,284,205	—	3,284,205
Total	40,109	2,983,420	(446,467)	2,577,062

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	299,887,719
Futures contracts — Short	50,518,055
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	9,042,863
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	23,420	—

* Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Deutsche Bank ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	26,399	1,147	18,525	46,071
Options purchased puts	8,673,590	—	—	—	8,673,590
Total Assets	8,673,590	26,399	1,147	18,525	8,719,661
Total Financial and Derivative Net Assets	8,673,590	26,399	1,147	18,525	8,719,661
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	8,673,590	26,399	1,147	18,525	8,719,661

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's

Semiannual Report 2016
27

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2016 was 0.23% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $638,571, and the administrative services fee paid to the Investment Manager was $103,661.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rate Contractual through April 30, 2017
Class 2	1.10%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment

Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $716,749,324 and $505,705,533, respectively, for the six months ended June 30, 2016, of which $442,444,011 and $411,990,951, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the sixty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
33

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
34

This page intentionally left blank.

Semiannual Report 2016
35

This page intentionally left blank.

Semiannual Report 2016
36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6619 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO —
SELECT LARGE CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Board Consideration and Approval of Management Agreement	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund) Class 2 shares returned -7.23% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 1.36% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	09/02/08	-7.08	-7.54	9.30	9.04
Class 2	09/02/08	-7.23	-7.74	9.02	8.77
Russell 1000 Growth Index		1.36	3.02	12.35	10.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Monster Beverage Corp.	4.9
Bristol-Myers Squibb Co.	4.5
Amazon.com, Inc.	4.4
Alibaba Group Holding Ltd., ADR	4.3
Mobileye NV	4.1
Nike, Inc., Class B	3.9
Splunk, Inc.	3.7
ServiceNow, Inc.	3.7
Vertex Pharmaceuticals, Inc.	3.6
Priceline Group, Inc. (The)	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	13.1
Consumer Staples	7.3
Financials	4.1
Health Care	31.7
Industrials	2.6
Information Technology	38.7
Materials	2.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	929.20	1,020.84	3.89	4.07	0.81
Class 2	1,000.00	1,000.00	927.70	1,019.59	5.08	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.9%
Hotels, Restaurants & Leisure 1.2%
Starbucks Corp.	55,688	3,180,899
Internet & Catalog Retail 7.9%
Amazon.com, Inc.(a)	16,440	11,764,793
Priceline Group, Inc. (The)(a)	7,767	9,696,400
Total		21,461,193
Textiles, Apparel & Luxury Goods 3.8%
Nike, Inc., Class B	190,188	10,498,378
Total Consumer Discretionary		35,140,470
CONSUMER STAPLES 7.2%
Beverages 4.8%
Monster Beverage Corp.(a)	80,947	13,008,992
Food & Staples Retailing 2.4%
CVS Health Corp.	67,304	6,443,685
Total Consumer Staples		19,452,677
FINANCIALS 4.1%
Capital Markets 1.4%
Charles Schwab Corp. (The)	152,628	3,863,015
Diversified Financial Services 2.7%
Intercontinental Exchange, Inc.	27,881	7,136,421
Total Financials		10,999,436
HEALTH CARE 31.3%
Biotechnology 16.1%
Alexion Pharmaceuticals, Inc.(a)	65,443	7,641,125
Biogen, Inc.(a)	34,041	8,231,795
Celgene Corp.(a)	87,135	8,594,125
Intercept Pharmaceuticals, Inc.(a)	65,652	9,367,227
Vertex Pharmaceuticals, Inc.(a)	113,676	9,778,409
Total		43,612,681
Health Care Equipment & Supplies 4.6%
DexCom, Inc.(a)	82,817	6,569,872
Edwards Lifesciences Corp.(a)	57,812	5,765,591
Total		12,335,463
Life Sciences Tools & Services 3.2%
Illumina, Inc.(a)	62,418	8,762,239

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 7.4%
Bristol-Myers Squibb Co.	164,546	12,102,358
Novo Nordisk A/S, ADR	149,766	8,054,416
Total		20,156,774
Total Health Care		84,867,157
INDUSTRIALS 2.5%
Electrical Equipment 2.5%
Acuity Brands, Inc.	27,636	6,852,623
Total Industrials		6,852,623
INFORMATION TECHNOLOGY 38.3%
Communications Equipment 2.7%
Palo Alto Networks, Inc.(a)	59,983	7,356,315
Internet Software & Services 11.1%
Alibaba Group Holding Ltd., ADR(a)	146,070	11,616,947
Facebook, Inc., Class A(a)	81,584	9,323,420
MercadoLibre, Inc.	64,353	9,052,536
Total		29,992,903
IT Services 4.6%
Cognizant Technology Solutions Corp., Class A(a)	61,282	3,507,781
Visa, Inc., Class A	121,205	8,989,775
Total		12,497,556
Software 19.9%
Activision Blizzard, Inc.	217,727	8,628,521
Adobe Systems, Inc.(a)	85,887	8,227,116
Mobileye NV(a)	239,376	11,044,809
Salesforce.com, Inc.(a)	79,951	6,348,909
ServiceNow, Inc.(a)	147,830	9,815,912
Splunk, Inc.(a)	183,296	9,930,977
Total		53,996,244
Total Information Technology		103,843,018
MATERIALS 2.5%
Chemicals 2.5%
Sherwin-Williams Co. (The)	23,314	6,846,622
Total Materials		6,846,622
Total Common Stocks (Cost: $256,179,772)		268,002,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	3,476,647	3,476,647
Total Money Market Funds (Cost: $3,476,647)		3,476,647
Total Investments (Cost: $259,656,419)		271,478,650
Other Assets & Liabilities, Net		(196,767)
Net Assets		271,281,883

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,888,802	46,382,711	(49,794,866)	3,476,647	19,778	3,476,647

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	35,140,470	—	—	35,140,470
Consumer Staples	19,452,677	—	—	19,452,677
Financials	10,999,436	—	—	10,999,436
Health Care	84,867,157	—	—	84,867,157
Industrials	6,852,623	—	—	6,852,623
Information Technology	103,843,018	—	—	103,843,018
Materials	6,846,622	—	—	6,846,622
Total Common Stocks	268,002,003	—	—	268,002,003
Investments measured at net asset value
Money Market Funds	—	—	—	3,476,647
Total Investments	268,002,003	—	—	271,478,650

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $256,179,772)	$268,002,003
Affiliated issuers (identified cost $3,476,647)	3,476,647
Total investments (identified cost $259,656,419)	271,478,650
Receivable for:
Investments sold	3,770,882
Dividends	104,193
Expense reimbursement due from Investment Manager	15,788
Trustees' deferred compensation plan	19,822
Total assets	275,389,335
Liabilities
Payable for:
Investments purchased	3,764,385
Capital shares purchased	112,885
Investment management fees	171,581
Distribution and/or service fees	10
Transfer agent fees	13,370
Compensation of board members	1,715
Chief compliance officer expenses	29
Other expenses	23,655
Trustees' deferred compensation plan	19,822
Total liabilities	4,107,452
Net assets applicable to outstanding capital stock	$271,281,883
Represented by
Paid-in capital	$237,409,006
Excess of distributions over net investment income	(515,987)
Accumulated net realized gain	22,566,633
Unrealized appreciation (depreciation) on:
Investments	11,822,231
Total — representing net assets applicable to outstanding capital stock	$271,281,883
Class 1
Net assets	$271,232,597
Shares outstanding	15,658,830
Net asset value per share	$17.32
Class 2
Net assets	$49,286
Shares outstanding	2,889
Net asset value per share	$17.06

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$507,786
Dividends — affiliated issuers	19,778
Foreign taxes withheld	(36,690)
Total income	490,874
Expenses:
Investment management fees	946,285
Distribution and/or service fees
Class 2	59
Transfer agent fees
Class 1	73,720
Class 2	14
Compensation of board members	9,740
Custodian fees	2,364
Printing and postage fees	7,999
Audit fees	11,629
Legal fees	2,838
Chief compliance officer expenses	58
Other	7,353
Total expenses	1,062,059
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,495)
Total net expenses	990,564
Net investment loss	(499,690)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(617,215)
Net realized loss	(617,215)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,745,024)
Net change in unrealized depreciation	(13,745,024)
Net realized and unrealized loss	(14,362,239)
Net decrease in net assets from operations	$(14,861,929)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(499,690)	$(1,227,008)
Net realized gain (loss)	(617,215)	24,522,565
Net change in unrealized depreciation	(13,745,024)	(3,694,732)
Net increase (decrease) in net assets resulting from operations	(14,861,929)	19,600,825
Distributions to shareholders
Net realized gains
Class 1	—	(909,160)
Class 2	—	(203)
Total distributions to shareholders	—	(909,363)
Increase (decrease) in net assets from capital stock activity	35,844,132	(17,857,323)
Total increase in net assets	20,982,203	834,139
Net assets at beginning of period	250,299,680	249,465,541
Net assets at end of period	$271,281,883	$250,299,680
Excess of distributions over net investment income	$(515,987)	$(16,297)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,277,328	36,576,987	1,974,071	36,279,473
Distributions reinvested	—	—	46,912	909,160
Redemptions	(42,718)	(732,855)	(2,920,578)	(55,046,159)
Net increase (decrease)	2,234,610	35,844,132	(899,595)	(17,857,526)
Class 2 shares
Distributions reinvested	—	—	11	203
Net increase	—	—	11	203
Total net increase (decrease)	2,234,610	35,844,132	(899,584)	(17,857,323)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.64		$17.41	$16.92	$12.14	$10.48	$11.24
Income from investment operations:
Net investment income (loss)	(0.03)		(0.09)	(0.08)	(0.06)	0.05	(0.05)
Net realized and unrealized gain (loss)	(1.29)		1.39	1.52	5.25	1.64	(0.24)
Total from investment operations	(1.32)		1.30	1.44	5.19	1.69	(0.29)
Less distributions to shareholders:
Net investment income	—		—	—	—	(0.01)	—
Net realized gains	—		(0.07)	(0.95)	(0.41)	(0.02)	(0.47)
Total distributions to shareholders	—		(0.07)	(0.95)	(0.41)	(0.03)	(0.47)
Net asset value, end of period	$17.32		$18.64	$17.41	$16.92	$12.14	$10.48
Total return	(7.08%)		7.46%	8.49%	42.77%	16.18%	(2.54%)
Ratios to average net assets(a)
Total gross expenses	0.86	%(b)	0.86%	0.87%	0.93%	1.24%	2.56%
Total net expenses(c)	0.81	%(b)	0.80%	0.79%	0.79%	0.80%	0.86	%(d)
Net investment income (loss)	(0.41	%)(b)	(0.49%)	(0.45%)	(0.44%)	0.44%	(0.42%)
Supplemental data
Net assets, end of period (in thousands)	$271,233		$250,247	$249,416	$121,574	$34,514	$2,645
Portfolio turnover	21%		63%	45%	44%	31%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.39		$17.22	$16.75	$12.03	$10.39	$11.18
Income from investment operations:
Net investment loss	(0.05)		(0.13)	(0.14)	(0.10)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	(1.28)		1.37	1.52	5.19	1.70	(0.24)
Total from investment operations	(1.33)		1.24	1.38	5.09	1.66	(0.32)
Less distributions to shareholders:
Net realized gains	—		(0.07)	(0.91)	(0.37)	(0.02)	(0.47)
Total distributions to shareholders	—		(0.07)	(0.91)	(0.37)	(0.02)	(0.47)
Net asset value, end of period	$17.06		$18.39	$17.22	$16.75	$12.03	$10.39
Total return	(7.23%)		7.19%	8.21%	42.37%	15.96%	(2.82%)
Ratios to average net assets(a)
Total gross expenses	1.11	%(b)	1.11%	1.12%	1.18%	1.87%	2.81%
Total net expenses(c)	1.06	%(b)	1.05%	1.04%	1.04%	1.06%	1.11	%(d)
Net investment loss	(0.66	%)(b)	(0.74%)	(0.78%)	(0.68%)	(0.34%)	(0.67%)
Supplemental data
Net assets, end of period (in thousands)	$49		$53	$50	$4,326	$3,038	$2,620
Portfolio turnover	21%		63%	45%	44%	31%	75%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.77% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $547,964, and the administrative services fee paid to the Investment Manager was $46,306.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.80%	0.81%
Class 2	1.05	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $259,656,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,296,000
Unrealized depreciation	(13,474,000)
Net unrealized appreciation	$11,822,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $90,459,981 and $52,053,140, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the thirty-eighth, twenty-seventh and thirty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the third and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
23

This page intentionally left blank.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Columbia Variable Portfolio — Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1530 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO —
SMALL CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Board Consideration and Approval of Management Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Small Cap Value Fund (the Fund) Class 2 shares returned 4.39% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 6.08% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	4.49	-4.44	6.63	5.68
Class 2	06/01/00	4.39	-4.65	6.43	5.49
Russell 2000 Value Index		6.08	-2.58	8.15	5.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Fresh Del Monte Produce, Inc.	1.2
Sunstone Hotel Investors, Inc.	1.2
Radian Group, Inc.	1.2
LaSalle Hotel Properties	1.1
Mantech International Corp., Class A	1.1
Investors Bancorp, Inc.	1.1
MGIC Investment Corp.	1.1
First Citizens BancShares Inc., Class A	1.1
Chesapeake Lodging Trust	1.0
Mueller Industries, Inc.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	10.4
Consumer Staples	2.6
Energy	7.2
Financials	42.6
Health Care	4.2
Industrials	12.9
Information Technology	13.5
Materials	4.6
Telecommunication Services	0.6
Utilities	1.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeremy Javidi, CFA

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.90	1,020.24	4.73	4.67	0.93
Class 2	1,000.00	1,000.00	1,043.90	1,019.00	6.00	5.92	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.2%
Auto Components 2.4%
Cooper Tire & Rubber Co.	82,074	2,447,447
Gentherm, Inc.(a)	42,789	1,465,523
Modine Manufacturing Co.(a)	186,740	1,643,312
Tenneco, Inc.(a)	54,219	2,527,147
Total		8,083,429
Automobiles 0.5%
Winnebago Industries, Inc.	68,899	1,579,165
Diversified Consumer Services 0.3%
K12, Inc.(a)	87,155	1,088,566
Hotels, Restaurants & Leisure 0.4%
Ignite Restaurant Group, Inc.(a)	207,706	324,021
Marcus Corp. (The)	52,320	1,103,952
Total		1,427,973
Household Durables 2.3%
Cavco Industries, Inc.(a)	18,427	1,726,610
Ethan Allen Interiors, Inc.	62,280	2,057,731
Hooker Furniture Corp.	48,443	1,041,040
Lifetime Brands, Inc.	64,277	937,802
UCP, Inc., Class A(a)	215,798	1,730,700
Total		7,493,883
Leisure Products 0.7%
Johnson Outdoors, Inc., Class A	41,562	1,068,144
Malibu Boats, Inc., Class A(a)	104,366	1,260,741
Total		2,328,885
Media 1.4%
AMC Entertainment Holdings, Inc., Class A	98,337	2,715,084
Lions Gate Entertainment Corp.	99,160	2,006,007
Total		4,721,091
Specialty Retail 1.4%
Aaron's, Inc.	86,258	1,888,187
Citi Trends, Inc.	48,071	746,543
DSW, Inc., Class A	57,500	1,217,850
Outerwall, Inc.	17,970	754,740
Total		4,607,320
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.(a)	24,977	1,436,677

Common Stocks (continued)

Issuer	Shares	Value ($)
Steven Madden Ltd.(a)	35,448	1,211,613
Total		2,648,290
Total Consumer Discretionary		33,978,602
CONSUMER STAPLES 2.5%
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	67,495	2,398,772
Food Products 1.4%
Fresh Del Monte Produce, Inc.	73,839	4,019,057
John B. Sanfilippo & Son, Inc.	13,875	591,491
Total		4,610,548
Personal Products 0.4%
Inter Parfums, Inc.	47,422	1,354,847
Total Consumer Staples		8,364,167
ENERGY 7.0%
Energy Equipment & Services 1.5%
Aspen Aerogels, Inc.(a)	269,374	1,338,789
CARBO Ceramics, Inc.	66,030	864,993
Dawson Geophysical Co.(a)	126,967	1,034,781
Geospace Technologies Corp.(a)	51,577	844,315
Natural Gas Services Group, Inc.(a)	46,860	1,073,094
Total		5,155,972
Oil, Gas & Consumable Fuels 5.5%
Alon USA Energy, Inc.	275,348	1,784,255
Callon Petroleum Co.(a)	182,798	2,052,822
Cobalt International Energy, Inc.(a)	528,766	708,547
Contango Oil & Gas Co.(a)	71,023	869,322
CVR Energy, Inc.	42,200	654,100
Earthstone Energy, Inc.(a)	80,595	868,814
Eclipse Resources Corp.(a)	340,363	1,136,812
Jones Energy, Inc., Class A(a)	276,349	1,138,558
Peabody Energy Corp.(a)	1	1
Rice Energy, Inc.(a)	98,410	2,168,956
Sanchez Energy Corp.(a)	147,150	1,038,879
SM Energy Co.	37,280	1,006,560
Synergy Resources Corp.(a)	256,189	1,706,219
Whiting Petroleum Corp.(a)	108,700	1,006,562
WPX Energy, Inc.(a)	228,010	2,122,773
Total		18,263,180
Total Energy		23,419,152

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 41.8%
Banks 18.5%
BancFirst Corp.	40,922	2,468,415
BankUnited, Inc.	104,283	3,203,574
Banner Corp.	59,300	2,522,622
Boston Private Financial Holdings, Inc.	205,010	2,415,018
Bridge Bancorp, Inc.	33,340	946,856
Brookline Bancorp, Inc.	163,631	1,804,850
Capital City Bank Group, Inc.	122,573	1,706,216
Cascade Bancorp(a)	252,423	1,398,424
Centerstate Banks, Inc.	144,403	2,274,347
Columbia Banking System, Inc.	88,289	2,477,389
Community Trust Bancorp, Inc.	40,627	1,408,132
FCB Financial Holdings, Inc., Class A(a)	79,249	2,694,466
First Citizens BancShares Inc., Class A	13,518	3,499,945
First Financial Corp.	67,689	2,478,771
First NBC Bank Holding Co.(a)	91,560	1,537,292
First of Long Island Corp. (The)	46,700	1,338,889
Heritage Financial Corp.	44,396	780,482
Investors Bancorp, Inc.	319,354	3,538,442
Merchants Bancshares, Inc.	58,829	1,793,108
National Bank Holdings Corp., Class A	144,515	2,942,325
Northrim BanCorp, Inc.	73,658	1,936,469
Sierra Bancorp	37,771	630,398
Synovus Financial Corp.	84,400	2,446,756
Towne Bank	113,366	2,454,374
Trustmark Corp.	123,822	3,076,977
UMB Financial Corp.	58,300	3,102,143
Union Bankshares Corp.	74,930	1,851,520
Webster Financial Corp.	84,950	2,884,053
Total		61,612,253
Capital Markets 0.6%
INTL FCStone, Inc.(a)	70,095	1,912,892
Consumer Finance 1.0%
Cash America International, Inc.	66,113	2,817,736
Enova International, Inc.(a)	86,437	636,176
Total		3,453,912
Diversified Financial Services 0.4%
Pico Holdings, Inc.(a)	131,456	1,243,574
Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 6.9%
American Equity Investment Life Holding Co.	167,150	2,381,888
Argo Group International Holdings Ltd.	51,431	2,669,300
Baldwin & Lyons, Inc., Class B	58,586	1,444,731
EMC Insurance Group, Inc.	55,202	1,530,199
Employers Holdings, Inc.	71,765	2,082,620
FBL Financial Group, Inc., Class A	39,129	2,373,956
Heritage Insurance Holdings, Inc.	164,390	1,967,748
Horace Mann Educators Corp.	52,161	1,762,520
National Western Life Group, Inc., Class A	10,706	2,090,561
Navigators Group, Inc. (The)	25,380	2,334,199
United Fire Group, Inc.	50,230	2,131,259
Total		22,768,981
Real Estate Investment Trusts (REITs) 8.9%
Altisource Residential Corp.	136,492	1,254,362
Chesapeake Lodging Trust	142,793	3,319,937
Cousins Properties, Inc.	278,061	2,891,834
EastGroup Properties, Inc.	42,229	2,910,423
Getty Realty Corp.	140,635	3,016,621
LaSalle Hotel Properties	151,870	3,581,095
Lexington Realty Trust	145,240	1,468,376
National Health Investors, Inc.	20,157	1,513,589
Potlatch Corp.	60,647	2,068,063
Resource Capital Corp.	167,247	2,150,796
Sunstone Hotel Investors, Inc.	330,182	3,985,297
Terreno Realty Corp.	54,337	1,405,698
Total		29,566,091
Thrifts & Mortgage Finance 5.5%
Chicopee Bancorp, Inc.	20,262	369,984
HomeStreet, Inc.(a)	145,645	2,901,248
MGIC Investment Corp.(a)	590,260	3,512,047
Provident Financial Holdings, Inc.	52,050	952,515
Radian Group, Inc.	370,510	3,860,714
Washington Federal, Inc.	128,895	3,126,993
Westfield Financial, Inc.	179,881	1,385,084
WSFS Financial Corp.	66,635	2,144,981
Total		18,253,566
Total Financials		138,811,269

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 4.2%
Biotechnology 1.7%
ACADIA Pharmaceuticals, Inc.(a)	52,270	1,696,684
Dynavax Technologies Corp.(a)	118,284	1,724,581
Keryx Biopharmaceuticals, Inc.(a)	201,500	1,333,930
PTC Therapeutics, Inc.(a)	122,934	862,997
Total		5,618,192
Health Care Equipment & Supplies 0.3%
Sientra, Inc.(a)	154,740	1,018,189
Pharmaceuticals 2.2%
BioDelivery Sciences International, Inc.(a)	275,005	649,012
Flex Pharma, Inc.(a)	152,476	1,556,780
Pacira Pharmaceuticals, Inc.(a)	46,156	1,556,842
Sagent Pharmaceuticals, Inc.(a)	93,330	1,398,083
Supernus Pharmaceuticals, Inc.(a)	97,648	1,989,090
Total		7,149,807
Total Health Care		13,786,188
INDUSTRIALS 12.6%
Aerospace & Defense 0.3%
Mercury Systems, Inc.(a)	39,900	991,914
Building Products 1.7%
Simpson Manufacturing Co., Inc.	66,680	2,665,199
Universal Forest Products, Inc.	32,800	3,040,232
Total		5,705,431
Commercial Services & Supplies 0.9%
Unifirst Corp.	26,593	3,077,342
Construction & Engineering 0.2%
Northwest Pipe Co.(a)	67,110	723,446
Electrical Equipment 0.8%
Encore Wire Corp.	45,979	1,714,097
General Cable Corp.	77,800	988,838
Total		2,702,935
Industrial Conglomerates 0.4%
Raven Industries, Inc.	57,590	1,090,755
Machinery 6.1%
Albany International Corp., Class A	65,055	2,597,646
Altra Industrial Motion Corp.	81,017	2,185,839
Dynamic Materials Corp.	112,378	1,208,064
EnPro Industries, Inc.	29,106	1,292,015

Common Stocks (continued)

Issuer	Shares	Value ($)
Gorman-Rupp Co.	48,906	1,340,514
Hardinge, Inc.	59,170	595,250
Kadant, Inc.	22,977	1,183,545
LB Foster Co., Class A	96,680	1,052,845
Lydall, Inc.(a)	47,048	1,814,171
Mueller Industries, Inc.	101,428	3,233,525
Standex International Corp.	25,640	2,118,633
Wabash National Corp.(a)	131,440	1,669,288
Westport Fuel Systems, Inc.(a)	1	1
Total		20,291,336
Professional Services 1.2%
FTI Consulting, Inc.(a)	60,090	2,444,461
TrueBlue, Inc.(a)	85,703	1,621,501
Total		4,065,962
Road & Rail 0.8%
Landstar System, Inc.	16,794	1,153,076
Werner Enterprises, Inc.	59,278	1,361,616
Total		2,514,692
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	125,526	659,011
Total Industrials		41,822,824
INFORMATION TECHNOLOGY 13.2%
Communications Equipment 0.8%
Digi International, Inc.(a)	112,690	1,209,164
Plantronics, Inc.	35,220	1,549,680
Total		2,758,844
Electronic Equipment, Instruments & Components 3.7%
AVX Corp.	182,416	2,477,209
Benchmark Electronics, Inc.(a)	94,970	2,008,616
Fitbit, Inc., Class A(a)	160,260	1,958,377
InvenSense, Inc.(a)	171,730	1,052,705
MTS Systems Corp.	27,279	1,195,911
Novanta, Inc.(a)	35,999	545,385
OSI Systems, Inc.(a)	51,640	3,001,833
Total		12,240,036
Internet Software & Services 0.6%
WebMD Health Corp.(a)	32,797	1,905,834
IT Services 2.4%
Higher One Holdings, Inc.(a)	269,826	1,378,811

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Lionbridge Technologies, Inc.(a)	295,112	1,165,692
Mantech International Corp., Class A	94,195	3,562,455
TeleTech Holdings, Inc.	69,510	1,885,806
Total		7,992,764
Semiconductors & Semiconductor Equipment 3.8%
Cypress Semiconductor Corp.	253,760	2,677,168
Entegris, Inc.(a)	171,640	2,483,631
IXYS Corp.	148,001	1,517,010
MACOM Technology Solutions Holdings, Inc.(a)	31,803	1,048,863
Silicon Laboratories, Inc.(a)	60,790	2,962,904
SunEdison Semiconductor Ltd.(a)	342,432	2,030,622
Total		12,720,198
Software 1.5%
Mentor Graphics Corp.	107,810	2,292,040
MicroStrategy, Inc., Class A(a)	7,580	1,326,652
Silver Spring Networks, Inc.(a)	114,078	1,386,048
Total		5,004,740
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	58,094	1,329,772
Total Information Technology		43,952,188
MATERIALS 4.5%
Chemicals 1.0%
Flotek Industries, Inc.(a)	105,928	1,398,250
Tronox Ltd., Class A	422,732	1,864,248
Total		3,262,498
Containers & Packaging 0.3%
Greif, Inc., Class A	30,315	1,129,840
Metals & Mining 2.8%
Allegheny Technologies, Inc.	110,230	1,405,432
Commercial Metals Co.	161,170	2,723,773
Ferroglobe PLC	214,720	1,848,739
Olympic Steel, Inc.	32,113	877,006

Common Stocks (continued)

Issuer	Shares	Value ($)
TimkenSteel Corp.	148,180	1,425,492
Universal Stainless & Alloy Products, Inc.(a)	82,130	895,217
Total		9,175,659
Paper & Forest Products 0.4%
Louisiana-Pacific Corp.(a)	75,770	1,314,609
Total Materials		14,882,606
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd.(a)	145,660	916,202
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	29,404	1,148,520
Total Telecommunication Services		2,064,722
UTILITIES 1.4%
Electric Utilities 0.5%
IDACORP, Inc.	19,750	1,606,662
Gas Utilities 0.9%
Southwest Gas Corp.	38,601	3,038,285
Total Utilities		4,644,947
Total Common Stocks (Cost: $322,715,441)		325,726,665

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	4,977,498	4,977,498
Total Money Market Funds (Cost: $4,977,498)		4,977,498
Total Investments (Cost: $327,692,939)		330,704,163
Other Assets & Liabilities, Net		1,500,887
Net Assets		332,205,050

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,915,326	53,777,333	(57,715,161)	4,977,498	9,919	4,977,498

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	33,978,602	—	—	33,978,602
Consumer Staples	8,364,167	—	—	8,364,167
Energy	23,419,152	—	—	23,419,152
Financials	138,811,269	—	—	138,811,269
Health Care	13,786,188	—	—	13,786,188
Industrials	41,822,824	—	—	41,822,824
Information Technology	43,952,188	—	—	43,952,188
Materials	14,882,606	—	—	14,882,606
Telecommunication Services	2,064,722	—	—	2,064,722
Utilities	4,644,947	—	—	4,644,947
Total Common Stocks	325,726,665	—	—	325,726,665
Investments measured at net asset value
Money Market Funds	—	—	—	4,977,498
Total Investments	325,726,665	—	—	330,704,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $322,715,441)	$325,726,665
Affiliated issuers (identified cost $4,977,498)	4,977,498
Total investments (identified cost $327,692,939)	330,704,163
Receivable for:
Investments sold	1,828,745
Capital shares sold	15,773
Dividends	584,247
Foreign tax reclaims	999
Expense reimbursement due from Investment Manager	16,204
Trustees' deferred compensation plan	47,367
Total assets	333,197,498
Liabilities
Due to custodian	11,507
Payable for:
Investments purchased	395,898
Capital shares purchased	141,992
Investment management fees	240,543
Distribution and/or service fees	67,926
Transfer agent fees	16,589
Compensation of board members	1,912
Chief compliance officer expenses	42
Other expenses	68,672
Trustees' deferred compensation plan	47,367
Total liabilities	992,448
Net assets applicable to outstanding capital stock	$332,205,050
Represented by
Paid-in capital	$291,317,240
Undistributed net investment income	2,500,731
Accumulated net realized gain	35,375,873
Unrealized appreciation (depreciation) on:
Investments	3,011,224
Foreign currency translations	(18)
Total — representing net assets applicable to outstanding capital stock	$332,205,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$5,710,263
Shares outstanding	341,023
Net asset value per share	$16.74
Class 2
Net assets	$326,494,787
Shares outstanding	19,622,436
Net asset value per share	$16.64

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,041,006
Dividends — affiliated issuers	9,919
Foreign taxes withheld	(2,187)
Total income	3,048,738
Expenses:
Investment management fees	1,409,620
Distribution and/or service fees
Class 2	398,042
Transfer agent fees
Class 1	1,685
Class 2	95,527
Compensation of board members	10,671
Custodian fees	12,471
Printing and postage fees	44,698
Audit fees	12,364
Legal fees	3,993
Chief compliance officer expenses	80
Other	5,613
Total expenses	1,994,764
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(89,875)
Total net expenses	1,904,889
Net investment income	1,143,849
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,829,599
Net realized gain	1,829,599
Net change in unrealized appreciation (depreciation) on:
Investments	12,529,663
Foreign currency translations	2
Net change in unrealized appreciation	12,529,665
Net realized and unrealized gain	14,359,264
Net increase in net assets resulting from operations	$15,503,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$1,143,849	$1,150,886
Net realized gain	1,829,599	34,035,482
Net change in unrealized appreciation (depreciation)	12,529,665	(56,973,737)
Net increase (decrease) in net assets resulting from operations	15,503,113	(21,787,369)
Distributions to shareholders
Net investment income
Class 1	—	(54,657)
Class 2	—	(1,997,714)
Net realized gains
Class 1	—	(447,373)
Class 2	—	(23,054,939)
Total distributions to shareholders	—	(25,554,683)
Decrease in net assets from capital stock activity	(9,527,585)	(2,465,863)
Total increase (decrease) in net assets	5,975,528	(49,807,915)
Net assets at beginning of period	326,229,522	376,037,437
Net assets at end of period	$332,205,050	$326,229,522
Undistributed net investment income	$2,500,731	$1,356,882

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	95,304	1,531,636	33,534	579,664
Distributions reinvested	—	—	29,549	502,030
Redemptions	(131,647)	(2,129,766)	(80,443)	(1,417,603)
Net decrease	(36,343)	(598,130)	(17,360)	(335,909)
Class 2 shares
Subscriptions	1,063,525	15,821,331	1,157,841	20,033,756
Distributions reinvested	—	—	1,480,653	25,052,653
Redemptions	(1,530,647)	(24,750,786)	(2,665,425)	(47,216,363)
Net decrease	(467,122)	(8,929,455)	(26,931)	(2,129,954)
Total net decrease	(503,465)	(9,527,585)	(44,291)	(2,465,863)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$16.02		$18.42	$20.46	$15.41		$14.59	$17.53
Income from investment operations:
Net investment income	0.07		0.10	0.16	0.11		0.16	0.12
Net realized and unrealized gain (loss)	0.65		(1.15)	0.46	5.14		1.44	(1.04)
Total from investment operations	0.72		(1.05)	0.62	5.25		1.60	(0.92)
Less distributions to shareholders:
Net investment income	—		(0.15)	(0.12)	(0.20)		(0.07)	(0.17)
Net realized gains	—		(1.20)	(2.54)	—		(0.71)	(1.85)
Total distributions to shareholders	—		(1.35)	(2.66)	(0.20)		(0.78)	(2.02)
Net asset value, end of period	$16.74		$16.02	$18.42	$20.46		$15.41	$14.59
Total return	4.49%		(6.12%)	3.28%	34.22%		11.40%	(5.96%)
Ratios to average net assets(a)
Total gross expenses	0.98	%(b)	0.98%	0.98%	0.98	%(c)	1.00%	0.98	%(c)
Total net expenses(d)	0.93	%(b)	0.93%	0.88%	0.88	%(c)	0.88%	0.90	%(c)
Net investment income	0.94	%(b)	0.56%	0.81%	0.63%		1.06%	0.76%
Supplemental data
Net assets, end of period (in thousands)	$5,710		$6,045	$7,270	$8,084		$20,532	$25,058
Portfolio turnover	36%		64%	51%	58%		49%	32%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$15.94		$18.33	$20.39	$15.36		$14.54	$17.49
Income from investment operations:
Net investment income	0.06		0.06	0.12	0.09		0.14	0.10
Net realized and unrealized gain (loss)	0.64		(1.14)	0.46	5.12		1.43	(1.04)
Total from investment operations	0.70		(1.08)	0.58	5.21		1.57	(0.94)
Less distributions to shareholders:
Net investment income	—		(0.11)	(0.10)	(0.18)		(0.04)	(0.16)
Net realized gains	—		(1.20)	(2.54)	—		(0.71)	(1.85)
Total distributions to shareholders	—		(1.31)	(2.64)	(0.18)		(0.75)	(2.01)
Net asset value, end of period	$16.64		$15.94	$18.33	$20.39		$15.36	$14.54
Total return	4.39%		(6.32%)	3.05%	34.04%		11.25%	(6.13%)
Ratios to average net assets(a)
Total gross expenses	1.24	%(b)	1.23%	1.23%	1.23	%(c)	1.25%	1.23	%(c)
Total net expenses(d)	1.18	%(b)	1.18%	1.10%	1.03	%(c)	1.03%	1.05	%(c)
Net investment income	0.70	%(b)	0.32%	0.60%	0.51%		0.93%	0.61%
Supplemental data
Net assets, end of period (in thousands)	$326,495		$320,184	$368,768	$379,959		$298,663	$266,172
Portfolio turnover	36%		64%	51%	58%		49%	32%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.87% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $827,761, and the administrative services fee paid to the Investment Manager was $83,824.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.93%
Class 2	1.18

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board.

This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $327,693,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,224,000
Unrealized depreciation	(32,213,000)
Net unrealized appreciation	$3,011,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $117,017,441 and $126,883,080, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, three unaffiliated shareholders of record owned 94.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-ninth, sixty-first and seventy-fifth percentile (where the best performance would be in the first percentile) of

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
27

This page intentionally left blank.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia Variable Portfolio — Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1505 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	31
Consolidated Statement of Changes in Net Assets	32
Consolidated Financial Highlights	34
Notes to Consolidated Financial Statements	36
Board Consideration and Approval of Management Agreement	51
Important Information About This Report	57

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Diversified Absolute Return Fund (the Fund) Class 2 shares returned -0.63% for the six-month period that ended June 30, 2016.

■  The Fund underperformed the Citi One-Month U.S. Treasury Bill Index, which returned 0.09% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	-0.62	-2.45	-1.12
Class 2	04/30/12	-0.63	-2.68	-1.35
Citi One-Month U.S. Treasury Bill Index		0.09	0.11	0.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown — Long Positions (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	0.5
Common Stocks	33.2
Corporate Bonds & Notes	2.1
Exchange-Traded Funds	15.9
Foreign Government Obligations	3.9
Inflation-Indexed Bonds	0.5
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	0.0	(a)
Residential Mortgage-Backed Securities — Non-Agency	0.8
U.S. Treasury Obligations	1.7
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	65.4
Total	124.0

Percentages indicated are based upon total investments, net of investments sold short. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds (amounting to $147.3 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives which provide exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Breakdown — Short Positions (%) (at June 30, 2016)
Common Stocks	(24.0)
Total	(24.0)

Percentages indicated are based upon total investments, net of investments sold short. The Fund's portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	99.4	(6.0)	93.4
Equity Derivative Contracts	7.1	(1.0)	6.1
Foreign Currency Derivative Contracts	44.1	(43.6)	0.5
Total Notional Market Value of Derivative Contracts	150.6	(50.6)	100.0

(a) The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Joshua Kutin, CFA

William Landes, Ph.D.

Kent Peterson, Ph.D.

Brian Virginia

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	993.80	1,015.66	9.17	9.27	1.85
Class 2	1,000.00	1,000.00	993.70	1,014.47	10.36	10.47	2.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 28.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.8%
Auto Components —%
Magna International, Inc.(a)	3,154	110,611
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.(a)	6,213	393,531
Norwegian Cruise Line Holdings Ltd.(a)(b)	12,859	512,303
Yum! Brands, Inc.(a)	3,607	299,092
Total		1,204,926
Household Durables 0.6%
Mohawk Industries, Inc.(a)(b)	773	146,684
Newell Brands, Inc.(a)	30,921	1,501,833
Total		1,648,517
Internet & Catalog Retail 1.5%
Amazon.com, Inc.(a)(b)	3,573	2,556,910
Ctrip.com International Ltd., ADR(a)(b)	10,197	420,116
Expedia, Inc.(a)	8,802	935,653
Total		3,912,679
Media 1.5%
Comcast Corp., Class A(a)	25,866	1,686,205
DISH Network Corp., Class A(a)(b)	21,797	1,142,163
Liberty Global PLC LiLAC(b)	1,846	59,995
Liberty Global PLC LiLAC, Class A(a)(b)	1,015	32,732
Liberty Global PLC, Class A(a)(b)	9,670	281,010
Liberty Global PLC, Class C(b)	14,800	424,020
News Corp., Class A(a)	29,357	333,202
Total		3,959,327
Multiline Retail 0.2%
Hudson's Bay Co.	16,017	193,278
Target Corp.(a)	4,409	307,836
Total		501,114
Specialty Retail 1.0%
Burlington Stores, Inc.(a)(b)	4,293	286,386
Cabela's, Inc.(a)(b)	11,675	584,451
Foot Locker, Inc.(a)	3,905	214,228
GNC Holdings, Inc., Class A(a)	6,646	161,431
Home Depot, Inc. (The)(a)	5,620	717,618
Signet Jewelers Ltd.(a)	1,882	155,096
Williams-Sonoma, Inc.(a)	12,200	635,986
Total		2,755,196

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B(a)	14,208	784,282
Sequential Brands Group, Inc.(a)(b)	71,044	566,931
Total		1,351,213
Total Consumer Discretionary		15,443,583
CONSUMER STAPLES 1.9%
Beverages 0.5%
Coca-Cola European Partners PLC(a)	4,110	146,686
Constellation Brands, Inc., Class A(a)	1,752	289,781
Molson Coors Brewing Co., Class B(a)	2,183	220,767
PepsiCo, Inc.(a)	5,539	586,801
Total		1,244,035
Food & Staples Retailing 0.3%
CVS Health Corp.	3,886	372,046
Rite Aid Corp.(a)(b)	28,708	215,023
SYSCO Corp.(a)	6,227	315,958
Total		903,027
Food Products 0.3%
Mondelez International, Inc., Class A(a)	5,125	233,239
Pilgrim's Pride Corp.(a)	16,491	420,191
Tyson Foods, Inc., Class A(a)	1,595	106,530
Total		759,960
Household Products 0.1%
Energizer Holdings, Inc.(a)	4,763	245,247
Personal Products 0.3%
Herbalife Ltd.(a)(b)	5,463	319,749
Nu Skin Enterprises, Inc., Class A(a)	8,635	398,851
Total		718,600
Tobacco 0.4%
Altria Group, Inc.(a)	7,049	486,099
Philip Morris International, Inc.(a)	4,294	436,786
Reynolds American, Inc.	5,606	302,331
Total		1,225,216
Total Consumer Staples		5,096,085

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 1.2%
Energy Equipment & Services 0.2%
Halliburton Co.(a)	3,178	143,932
Schlumberger Ltd.(a)	3,156	249,576
Transocean Ltd.(a)	20,341	241,854
Total		635,362
Oil, Gas & Consumable Fuels 1.0%
Anadarko Petroleum Corp.(a)	2,982	158,791
BP PLC, ADR(a)	6,300	223,713
Cabot Oil & Gas Corp.(a)	2,143	55,161
Canadian Natural Resources Ltd.	3,360	103,589
Cimarex Energy Co.(a)	796	94,979
Continental Resources, Inc.(a)(b)	1,802	81,577
Devon Energy Corp.(a)	4,672	169,360
EOG Resources, Inc.(a)	1,259	105,026
Exxon Mobil Corp.(a)	2,853	267,440
Hess Corp.(a)	2,543	152,834
Kinder Morgan, Inc.(a)	6,577	123,121
Marathon Petroleum Corp.(a)	1,234	46,843
Noble Energy, Inc.(a)	4,439	159,227
Occidental Petroleum Corp.(a)	1,310	98,984
PrairieSky Royalty Ltd.	67	1,255
Suncor Energy, Inc.(a)	10,241	283,983
Tesoro Corp.(a)	1,246	93,350
Valero Energy Corp.(a)	1,586	80,886
World Fuel Services Corp.(a)	7,155	339,791
Total		2,639,910
Total Energy		3,275,272
FINANCIALS 2.2%
Banks 0.7%
Bank of America Corp.(a)	22,486	298,389
BankUnited, Inc.(a)	6,884	211,477
BB&T Corp.(a)	6,205	220,960
Citigroup, Inc.(a)	8,629	365,783
PacWest Bancorp(a)	5,651	224,797
PNC Financial Services Group, Inc. (The)	1,692	137,712
Wells Fargo & Co.(a)	9,792	463,455
Total		1,922,573

Common Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 0.2%
Bank of New York Mellon Corp. (The)(a)	3,370	130,925
Invesco Ltd.(a)	9,838	251,263
Morgan Stanley(a)	6,927	179,963
Total		562,151
Consumer Finance 0.1%
Navient Corp.(a)	22,341	266,975
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B(a)(b)	3,173	459,419
Intercontinental Exchange, Inc.(a)	809	207,071
Total		666,490
Insurance 0.5%
American International Group, Inc.(a)	6,277	331,990
Genworth Financial, Inc., Class A(b)	111,500	287,670
MetLife, Inc.(a)	5,236	208,550
Prudential Financial, Inc.(a)	4,917	350,779
Validus Holdings Ltd.(a)	3,707	180,123
Total		1,359,112
Real Estate Investment Trusts (REITs) 0.3%
CBL & Associates Properties, Inc.(a)	27,392	255,019
Empire State Realty Trust, Inc., Class A(a)	6,427	122,049
Equity LifeStyle Properties, Inc.(a)	4,534	362,947
Total		740,015
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.(a)(b)	46,016	273,795
Total Financials		5,791,111
HEALTH CARE 4.4%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.(b)	10,019	1,169,818
BioMarin Pharmaceutical, Inc.(a)(b)	9,107	708,525
Dynavax Technologies Corp.(a)(b)	26,290	383,308
Novavax, Inc.(a)(b)	109,050	792,793
Vertex Pharmaceuticals, Inc.(a)(b)	8,743	752,073
Total		3,806,517
Health Care Equipment & Supplies 0.7%
Entellus Medical, Inc.(a)(b)	5,881	107,446
Hologic, Inc.(a)(b)	2,910	100,686
Medtronic PLC(a)	10,610	920,630

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Quotient Ltd.(a)(b)	7,256	56,234
Zimmer Biomet Holdings, Inc.(a)	5,558	669,072
Total		1,854,068
Health Care Providers & Services 1.2%
AmerisourceBergen Corp.(a)	4,722	374,549
Centene Corp.(b)	6,510	464,619
CIGNA Corp.(a)	2,309	295,529
Express Scripts Holding Co.(a)(b)	4,797	363,613
Humana, Inc.(a)	7,240	1,302,331
Laboratory Corp. of America Holdings(a)(b)	2,668	347,560
Total		3,148,201
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.(a)	1,704	251,783
Pharmaceuticals 1.0%
Allergan PLC(a)(b)	1,705	394,009
Bristol-Myers Squibb Co.(a)	10,426	766,832
Johnson & Johnson	5,830	707,179
Merck & Co., Inc.(a)	7,762	447,169
Pfizer, Inc.(a)	12,548	441,815
Total		2,757,004
Total Health Care		11,817,573
INDUSTRIALS 4.0%
Aerospace & Defense 1.0%
Boeing Co. (The)(a)	396	51,428
Honeywell International, Inc.(a)	3,151	366,524
Lockheed Martin Corp.(a)	3,845	954,214
Mercury Systems, Inc.(a)(b)	9,459	235,151
Northrop Grumman Corp.(a)	5,185	1,152,522
Total		2,759,839
Airlines 0.6%
Alaska Air Group, Inc.(a)	15,494	903,145
Delta Air Lines, Inc.(a)	7,713	280,984
United Continental Holdings, Inc.(a)(b)	12,891	529,047
Total		1,713,176
Electrical Equipment 0.3%
Eaton Corp. PLC	4,828	288,377
Rockwell Automation, Inc.(a)	4,415	506,930
Total		795,307

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates 0.1%
Carlisle Companies, Inc.(a)	3,397	358,995
Machinery 1.0%
Allison Transmission Holdings, Inc.(a)	1,889	53,327
FANUC Corp., ADR	25,295	682,459
Ingersoll-Rand PLC(a)	11,453	729,327
Snap-On, Inc.(a)	1,305	205,955
Xylem, Inc.	19,280	860,852
Total		2,531,920
Professional Services 0.2%
Dun & Bradstreet Corp. (The)(a)	1,852	225,648
ManpowerGroup, Inc.(a)	4,566	293,776
Total		519,424
Road & Rail 0.7%
CSX Corp.	21,610	563,589
Kansas City Southern(a)	4,500	405,405
Union Pacific Corp.(a)	10,050	876,862
Total		1,845,856
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.(a)(b)	5,128	178,557
Total Industrials		10,703,074
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 0.7%
Cisco Systems, Inc.(a)	14,693	421,542
F5 Networks, Inc.(a)(b)	3,665	417,224
Palo Alto Networks, Inc.(a)(b)	8,083	991,299
Total		1,830,065
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies Corp., Class A(a)(b)	11,314	566,831
Internet Software & Services 1.0%
Akamai Technologies, Inc.(a)(b)	5,307	296,820
Alphabet, Inc., Class A(a)(b)	1,364	959,615
Alphabet, Inc., Class C(a)(b)	1,560	1,079,676
VeriSign, Inc.(a)(b)	4,693	405,757
Total		2,741,868
IT Services 0.4%
Leidos Holdings, Inc.(a)	14,783	707,662
PayPal Holdings, Inc.(a)(b)	6,477	236,475
Total		944,137

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Ltd.(a)	2,169	337,063
Lam Research Corp.(a)	14,322	1,203,907
Marvell Technology Group Ltd.(a)	13,930	132,753
Microchip Technology, Inc.(a)	15,257	774,445
NVIDIA Corp.(a)	20,215	950,307
ON Semiconductor Corp.(a)(b)	81,819	721,644
Qorvo, Inc.(a)(b)	15,310	846,031
Skyworks Solutions, Inc.(a)	12,605	797,644
Total		5,763,794
Software 1.4%
Electronic Arts, Inc.(a)(b)	19,891	1,506,942
Mobileye NV(b)	4,969	229,270
Red Hat, Inc.(a)(b)	4,592	333,379
Salesforce.com, Inc.(a)(b)	7,311	580,567
Tableau Software, Inc., Class A(a)(b)	4,815	235,550
Workday, Inc., Class A(a)(b)	13,199	985,569
Total		3,871,277
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(a)	7,398	707,249
Diebold, Inc.(a)	10,316	256,146
Electronics for Imaging, Inc.(a)(b)	9,794	421,534
Total		1,384,929
Total Information Technology		17,102,901
MATERIALS 1.1%
Chemicals 0.6%
Albemarle Corp.(a)	1,447	114,761
Cabot Corp.(a)	7,283	332,542
Dow Chemical Co. (The)(a)	3,677	182,784
Eastman Chemical Co.(a)	2,268	153,997
EI du Pont de Nemours & Co.(a)	1,566	101,477
LyondellBasell Industries NV, Class A(a)	4,478	333,253
Monsanto Co.(a)	818	84,589
PPG Industries, Inc.(a)	1,693	176,326
Westlake Chemical Corp.(a)	1,337	57,384
Total		1,537,113

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Sealed Air Corp.(a)	14,724	676,863
Metals & Mining 0.1%
Alcoa, Inc.(a)	5,123	47,490
Nucor Corp.(a)	653	32,265
Reliance Steel & Aluminum Co.(a)	2,445	188,020
Steel Dynamics, Inc.(a)	3,045	74,603
Total		342,378
Paper & Forest Products 0.1%
Domtar Corp.(a)	10,210	357,452
Total Materials		2,913,806
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.(a)	12,321	357,432
Total Telecommunication Services		357,432
UTILITIES 0.9%
Electric Utilities 0.4%
American Electric Power Co., Inc.(a)	2,510	175,926
Edison International(a)	2,348	182,369
Entergy Corp.(a)	4,353	354,116
PG&E Corp.(a)	1,273	81,370
Pinnacle West Capital Corp.(a)	1,049	85,032
Xcel Energy, Inc.(a)	3,579	160,268
Total		1,039,081
Gas Utilities 0.1%
Atmos Energy Corp.(a)	1,218	99,048
Multi-Utilities 0.4%
Ameren Corp.(a)	4,907	262,917
DTE Energy Co.(a)	2,393	237,194
NiSource, Inc.(a)	7,578	200,969
Public Service Enterprise Group, Inc.(a)	9,305	433,706
Total		1,134,786
Total Utilities		2,272,915
Total Common Stocks (Cost: $74,999,778)		74,773,752

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes 1.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 05/28/24	3.950%	26,000	27,356
AUTOMOTIVE 0.1%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	51,000	51,897
Fiat Chrysler Automobiles NV 04/15/20	4.500%	30,000	30,337
Schaeffler Holding Finance BV PIK(c) 08/15/18	6.875%	30,491	31,177
Total			113,411
BANKING —%
Ally Financial, Inc. 11/18/19	3.750%	77,000	77,192
BUILDING MATERIALS —%
Masco Corp. 04/01/21	3.500%	3,000	3,061
CABLE AND SATELLITE —%
Cablevision Systems Corp. 09/15/17	8.625%	72,000	76,050
Charter Communications Operating LLC/Capital(c) 07/23/20	3.579%	29,000	30,318
Total			106,368
CHEMICALS —%
LYB International Finance BV 03/15/44	4.875%	25,000	26,434
CONSUMER CYCLICAL SERVICES —%
Service Corp. International 11/15/20	4.500%	75,000	76,312
CONSUMER PRODUCTS —%
Spectrum Brands, Inc. 11/15/20	6.375%	45,000	46,859
ELECTRIC —%
IPALCO Enterprises, Inc. 07/15/20	3.450%	75,000	76,125
NRG Energy, Inc. 01/15/18	7.625%	14,000	15,050
Total			91,175

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FINANCE COMPANIES 0.1%
AerCap Aviation Solutions BV 05/30/17	6.375%	62,000	64,015
Aircastle Ltd. 04/15/17	6.750%	50,000	51,500
CIT Group, Inc. 03/15/18	5.250%	74,000	76,241
Total			191,756
FOOD AND BEVERAGE 0.1%
Aramark Services, Inc. 03/15/20	5.750%	17,000	17,510
ConAgra Foods, Inc. 01/25/23	3.200%	127,000	131,022
Constellation Brands, Inc. 11/15/19	3.875%	77,000	81,042
Total			229,574
GAMING 0.1%
GLP Capital LP/Financing II, Inc. 11/01/18	4.375%	75,000	76,969
MGM Resorts International 03/01/18	11.375%	66,000	75,075
Total			152,044
HEALTH CARE —%
HCA, Inc. 10/15/19	4.250%	65,000	67,762
Kinetic Concepts, Inc./KCI U.S.A., Inc.(c) 02/15/21	7.875%	2,000	2,126
Tenet Healthcare Corp.(d) 06/15/20	4.153%	37,000	36,538
Total			106,426
HEALTHCARE INSURANCE —%
Wellcare Health Plans, Inc. 11/15/20	5.750%	74,000	76,497
HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc. 05/15/18	8.375%	44,000	48,235
D.R. Horton, Inc. 02/15/20	4.000%	58,000	59,740
Lennar Corp. 11/15/19	4.500%	75,000	78,124
Toll Brothers Finance Corp. 11/01/19	6.750%	70,000	78,750
Total			264,849

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 0.1%
Continental Resources, Inc. 06/01/44	4.900%	208,000	171,600
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/42	4.450%	25,000	19,894
MEDIA AND ENTERTAINMENT 0.2%
21st Century Fox America, Inc. 09/15/44	4.750%	150,000	166,183
Nielsen Finance LLC/Co. 10/01/20	4.500%	76,000	77,425
Scripps Networks Interactive, Inc. 06/15/25	3.950%	150,000	159,709
Sky PLC(c) 11/26/22	3.125%	150,000	153,470
Total			556,787
MIDSTREAM 0.4%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	167,000	192,731
Enterprise Products Operating LLC 05/15/46	4.900%	150,000	161,599
Kinder Morgan Energy Partners LP 02/15/18	5.950%	487,000	514,040
03/01/43	5.000%	150,000	142,019
Williams Partners LP 09/15/45	5.100%	150,000	128,650
Total			1,139,039
NATURAL GAS 0.1%
Sempra Energy 06/15/24	3.550%	150,000	157,219
PACKAGING —%
Silgan Holdings, Inc. 04/01/20	5.000%	77,000	78,829
PHARMACEUTICALS —%
Valeant Pharmaceuticals International, Inc.(c) 08/15/18	6.750%	27,000	26,123
RETAILERS —%
Dollar Tree, Inc.(c) 03/01/20	5.250%	75,000	77,250
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 0.1%
Equinix, Inc. 04/01/20	4.875%	75,000	77,812
First Data Corp.(c) 11/01/20	6.750%	83,000	86,735
NXP BV/Funding LLC(c) 06/15/20	4.125%	78,000	78,975
Total			243,522
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(c) 02/15/45	4.500%	150,000	158,483
WIRELESS 0.1%
SBA Telecommunications, Inc. 07/15/20	5.750%	74,000	76,220
Sprint Communications, Inc.(c) 11/15/18	9.000%	30,000	31,875
Total			108,095
WIRELINES 0.1%
AT&T, Inc. 06/15/45	4.350%	150,000	145,345
CenturyLink, Inc. 06/15/17	5.150%	50,000	51,125
Verizon Communications, Inc. 11/01/42	3.850%	175,000	165,059
Total			361,529
Total Corporate Bonds & Notes (Cost: $4,470,846)			4,687,684
Residential Mortgage-Backed Securities — Agency —%
Government National Mortgage Association CMO IO Series 2014-190 Class AI(e) 12/20/38	3.500%	915,248	112,804
Total Residential Mortgage-Backed Securities — Agency (Cost: $137,418)			112,804

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency 0.7%

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
COLT LLC Series 2015-A Class A1(c)(d) 07/27/20	3.453%		536,790	534,300
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A(c)(d) 02/25/54	3.250%		806,690	763,198
Credit Suisse Mortgage Capital Certificates Series 2010-9R Class 1A3(c) 08/27/37	3.750%		461,165	466,947
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,770,049)				1,764,445
Asset-Backed Securities — Non-Agency 0.4%
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A(c)(d) 01/25/55	3.721%		115,449	115,310
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(c) 01/15/47	2.620%		200,000	200,305
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A(c)(d) 05/25/54	2.981%		718,964	714,027
Total Asset-Backed Securities — Non-Agency (Cost: $1,028,483)				1,029,642
Inflation-Indexed Bonds(f) 0.5%
UNITED KINGDOM 0.5%
United Kingdom Gilt Inflation-Linked Bond(c) 03/22/26	0.125%	GBP	789,508	1,223,731
Total Inflation-Indexed Bonds (Cost: $1,260,927)				1,223,731
U.S. Treasury Obligations 1.4%
U.S. Treasury(a) 11/30/17	0.875%		2,100,000	2,108,696
U.S. Treasury 06/30/20	1.625%		1,260,000	1,295,831
05/15/25	2.125%		154,000	162,669
05/15/45	3.000%		150,000	172,412
Total U.S. Treasury Obligations (Cost: $3,663,679)				3,739,608

Foreign Government Obligations(f)(g) 3.3%

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ARGENTINA 0.1%
Argentina Republic Government International Bond(c) 04/22/26	7.500%		150,000	162,375
AUSTRALIA 0.2%
Australia Government Bond(c) 10/21/19	2.750%	AUD	660,000	511,037
CANADA 0.4%
Canadian Government Bond 06/01/26	1.500%	CAD	1,240,000	999,045
CROATIA 0.1%
Croatia Government International Bond(c) 01/26/24	6.000%		224,000	244,227
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond(c) 05/06/21	7.500%		227,000	252,197
GEORGIA 0.1%
Georgian Railway JSC(c) 07/11/22	7.750%		223,000	245,858
HUNGARY 0.3%
Hungary Government Bond 06/24/25	5.500%	HUF	166,000,000	693,149
MFB Hungarian Development Bank(c) 10/21/20	6.250%		225,000	247,937
Total				941,086
INDONESIA 0.3%
Indonesia Government International Bond(c) 01/08/26	4.750%		230,000	250,440
Indonesia Treasury Bond(h) 05/15/31	8.750%	IDR	5,919,000,000	490,275
Total				740,715
IRELAND 0.1%
Vnesheconombank Via VEB Finance PLC(c) 11/21/23	5.942%		200,000	209,008
IVORY COAST 0.1%
Ivory Coast Government International Bond(c) 07/23/24	5.375%		200,000	187,540

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(f)(g) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MEXICO 0.4%
Mexican Bonos 12/05/24	10.000%	MXN	3,310,000	232,147
11/23/34	7.750%	MXN	8,600,000	538,405
Petroleos Mexicanos(c) 02/04/19	5.500%		317,000	333,167
Total				1,103,719
RUSSIAN FEDERATION 0.7%
Russian Federal Bond — OFZ 08/16/23	7.000%	RUB	42,000,000	613,453
02/03/27	8.150%	RUB	62,000,000	970,534
01/19/28	7.050%	RUB	31,000,000	444,653
Total				2,028,640
UNITED KINGDOM 0.4%
United Kingdom Gilt(c) 03/07/25	5.000%	GBP	621,000	1,119,575
Total Foreign Government Obligations (Cost: $8,617,441)				8,745,022
Exchange-Traded Funds 13.5%

	Shares	Value ($)
Vanguard Mortgage-Backed Securities ETF	25,182	1,356,051
Vanguard REIT ETF	45,251	4,012,406
iPath Bloomberg Commodity Index Total Return ETN(b)	160,835	3,977,449
iShares JPMorgan USD Emerging Markets Bond ETF	28,985	3,337,623
iShares TIPS Bond ETF	98,524	11,494,795
iShares iBoxx $ High Yield Corporate Bond ETF	90,067	7,627,774
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,616	4,125,692
Total Exchange-Traded Funds (Cost: $34,131,237)		35,931,790

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(i)	1,900,000	2.00	12/02/16	603
Put — OTC 5-Year Interest Rate Swap(i)	1,981,000	2.15	09/09/16	9
Total Options Purchased Puts (Cost: $53,789)				612
Money Market Funds 55.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(j)(k)	147,341,911	147,341,911
Total Money Market Funds (Cost: $147,341,911)		147,341,911
Total Investments (Cost: $277,475,558)		279,351,001
Investments Sold Short (20.3)%
Common Stocks (20.3)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (4.4)%
Auto Components (0.1)%
BorgWarner, Inc.	(3,378)	(99,718)
Automobiles (0.1)%
Fiat Chrysler Automobiles NV	(27,803)	(170,154)
Tesla Motors, Inc.(b)	(548)	(116,330)
Total		(286,484)
Distributors (0.3)%
Genuine Parts Co.	(8,356)	(846,045)
Hotels, Restaurants & Leisure (0.9)%
Cheesecake Factory, Inc. (The)	(12,305)	(592,363)
Chipotle Mexican Grill, Inc.(b)	(374)	(150,632)
Choice Hotels International, Inc.	(10,665)	(507,867)
Dunkin' Brands Group, Inc.	(10,080)	(439,690)
Marriott International, Inc., Class A	(1,218)	(80,948)
McDonald's Corp.	(754)	(90,736)
Texas Roadhouse, Inc.	(3,612)	(164,707)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wyndham Worldwide Corp.	(1,735)	(123,584)
Wynn Resorts Ltd.	(3,104)	(281,347)
Total		(2,431,874)
Internet & Catalog Retail —%
Netflix, Inc.(b)	(648)	(59,279)
Leisure Products —%
Hasbro, Inc.	(776)	(65,176)
Media (0.9)%
Liberty Global PLC LiLAC(b)	(1,015)	(32,744)
Meredith Corp.	(1,765)	(91,621)
Omnicom Group, Inc.	(6,469)	(527,159)
Regal Entertainment Group, Class A	(35,430)	(780,877)
Thomson Reuters Corp.	(18,717)	(756,541)
Walt Disney Co. (The)	(1,254)	(122,666)
WPP PLC, ADR	(1,328)	(138,803)
Total		(2,450,411)
Multiline Retail (0.6)%
Dollar Tree, Inc.(b)	(3,352)	(315,893)
Kohl's Corp.	(17,074)	(647,446)
Nordstrom, Inc.	(17,203)	(654,574)
Total		(1,617,913)
Specialty Retail (1.4)%
AutoZone, Inc.(b)	(745)	(591,411)
Best Buy Co., Inc.	(3,031)	(92,749)
CarMax, Inc.(b)	(4,757)	(233,236)
Dick's Sporting Goods, Inc.	(13,338)	(601,010)
Dsw Inc-class A	(21,213)	(449,291)
Finish Line/the — Cl A	(17,290)	(349,085)
Gap, Inc. (The)	(6,213)	(131,840)
Tiffany & Co.	(1,543)	(93,567)
Ulta Salon Cosmetics & Fragrance, Inc.(b)	(3,970)	(967,251)
Urban Outfitters, Inc.(b)	(2,688)	(73,920)
Total		(3,583,360)
Textiles, Apparel & Luxury Goods (0.1)%
Carter's, Inc.	(1,601)	(170,459)
Michael Kors Holdings Ltd.(b)	(1,838)	(90,944)
Total		(261,403)
Total Consumer Discretionary		(11,701,663)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES (1.0)%
Beverages (0.2)%
Brown-Forman Corp., Class B	(2,013)	(200,817)
Coca-Cola Co. (The)	(2,767)	(125,428)
Monster Beverage Corp.(b)	(1,528)	(245,565)
Total		(571,810)
Food & Staples Retailing —%
Wal-Mart Stores, Inc.	(1,098)	(80,176)
Food Products (0.4)%
Amplify Snack Brands, Inc.(b)	(9,982)	(147,234)
ConAgra Foods, Inc.	(2,742)	(131,095)
Hain Celestial Group, Inc. (The)(b)	(4,085)	(203,229)
Kraft Heinz Co. (The)	(2,090)	(184,923)
McCormick & Co., Inc.	(1,852)	(197,553)
Whitewave Foods Co. — Cl A(b)	(4,451)	(208,930)
Total		(1,072,964)
Household Products (0.3)%
Church & Dwight Co., Inc.	(1,852)	(190,552)
Clorox Co. (The)	(868)	(120,122)
Kimberly-Clark Corp.	(1,446)	(198,796)
Procter & Gamble Co. (The)	(2,001)	(169,425)
Total		(678,895)
Personal Products (0.1)%
Avon Products, Inc.	(50,080)	(189,303)
Estee Lauder Companies, Inc. (The), Class A	(1,811)	(164,837)
Total		(354,140)
Total Consumer Staples		(2,757,985)
ENERGY (0.7)%
Energy Equipment & Services (0.1)%
Core Laboratories NV	(400)	(49,556)
Ensco PLC, Class A	(4,266)	(41,423)
National Oilwell Varco, Inc.	(2,615)	(87,995)
Noble Corp. PLC	(4,411)	(36,346)
Rowan Companies PLC, Class A	(2,820)	(49,801)
SEACOR Holdings, Inc.(b)	(805)	(46,650)
Total		(311,771)
Oil, Gas & Consumable Fuels (0.6)%
Apache Corp.	(1,137)	(63,297)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cenovus Energy, Inc.	(10,932)	(151,080)
Cheniere Energy, Inc.(b)	(6,365)	(239,006)
Chevron Corp.	(1,540)	(161,438)
Cobalt International Energy, Inc.(b)	(32,106)	(43,022)
ConocoPhillips	(1,363)	(59,427)
Hollyfrontier Corp.	(1,699)	(40,385)
Marathon Oil Corp.	(4,594)	(68,956)
Oneok, Inc.	(2,376)	(112,741)
Royal Dutch Shell Plc-adr	(4,415)	(243,796)
Southwestern Energy Co.(b)	(5,644)	(71,002)
Total SA, ADR	(4,669)	(224,579)
Williams Companies, Inc. (The)	(4,217)	(91,214)
Total		(1,569,943)
Total Energy		(1,881,714)
FINANCIALS (1.0)%
Banks (0.2)%
First Horizon National Corp.	(12,441)	(171,437)
M&T Bank Corp.	(494)	(58,406)
People's United Financial	(9,613)	(140,927)
Regions Financial Corp.	(7,434)	(63,263)
Synovus Financial Corp.	(5,375)	(155,821)
Total		(589,854)
Capital Markets (0.3)%
Affiliated Managers Group, Inc.(b)	(1,260)	(177,370)
Eaton Vance Corp.	(2,069)	(73,118)
Federated Investors, Inc., Class B	(2,361)	(67,950)
Franklin Resources, Inc.	(3,674)	(122,601)
Janus Capital Group, Inc.	(10,242)	(142,569)
Legg Mason, Inc.	(6,527)	(192,481)
TD Ameritrade Holding Corp.	(4,474)	(127,397)
Total		(903,486)
Diversified Financial Services —%
Factset Research Systems, Inc.	(404)	(65,214)
Insurance (0.4)%
Aon PLC	(1,456)	(159,039)
Fidelity & Guaranty Life	(6,244)	(144,736)
Mercury General Corp.	(4,615)	(245,333)
ProAssurance Corp.	(1,173)	(62,814)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)	(1,288)	(153,324)
Unum Group	(4,619)	(146,838)
Total		(912,084)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp	(8,821)	(132,227)
Total Financials		(2,602,865)
HEALTH CARE (3.4)%
Biotechnology (1.4)%
Alnylam Pharmaceuticals, Inc.(b)	(8,090)	(448,914)
Amgen, Inc.	(1,202)	(182,884)
Exact Sciences Corp.(b)	(5,497)	(67,338)
OPKO Health, Inc.(b)	(70,819)	(661,449)
Regeneron Pharmaceuticals, Inc.(b)	(2,200)	(768,306)
Sarepta Therapeutics, Inc.(b)	(43,880)	(836,792)
Seattle Genetics, Inc.(b)	(16,160)	(653,026)
Total		(3,618,709)
Health Care Equipment & Supplies (0.4)%
Baxter International, Inc.	(2,832)	(128,063)
CR Bard, Inc.	(141)	(33,158)
Hill-Rom Holdings, Inc.	(1,912)	(96,460)
Intuitive Surgical, Inc.(b)	(80)	(52,913)
Stryker Corp.	(643)	(77,051)
Teleflex, Inc.	(372)	(65,959)
Varian Medical Systems, Inc.(b)	(7,085)	(582,599)
Total		(1,036,203)
Health Care Providers & Services (0.4)%
Anthem, Inc.	(5,805)	(762,429)
DaVita HealthCare Partners, Inc.(b)	(443)	(34,253)
Henry Schein, Inc.(b)	(451)	(79,737)
Lifepoint Hospitals, Inc.(b)	(456)	(29,809)
Patterson Cos, Inc.	(4,479)	(214,499)
Quest Diagnostics, Inc.	(916)	(74,571)
Total		(1,195,298)
Health Care Technology —%
athenahealth, Inc.(b)	(376)	(51,892)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(3,799)	(86,389)
Illumina, Inc.(b)	(1,668)	(234,154)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(b)	(435)	(158,740)
Waters Corp.(b)	(655)	(92,126)
Total		(571,409)
Pharmaceuticals (1.0)%
Astrazeneca PLC, ADR	(4,147)	(125,198)
Eli Lilly & Co.	(9,948)	(783,405)
Glaxosmithkline PLC, ADR	(4,537)	(196,634)
Mylan NV(b)	(3,813)	(164,874)
Novo Nordisk A/S, ADR	(16,961)	(912,163)
Roche Holding AG, ADR	(5,873)	(193,515)
Zoetis, Inc.	(6,670)	(316,558)
Total		(2,692,347)
Total Health Care		(9,165,858)
INDUSTRIALS (3.4)%
Aerospace & Defense (0.3)%
TransDigm Group, Inc.(b)	(2,550)	(672,409)
Triumph Group, Inc.	(4,002)	(142,071)
Total		(814,480)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(13,400)	(657,136)
Airlines —%
Copa Holdings SA, Class A	(1,807)	(94,434)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(5,264)	(93,699)
Construction & Engineering (0.3)%
Fluor Corp.	(15,243)	(751,175)
Electrical Equipment (0.1)%
Emerson Electric Co.	(3,837)	(200,138)
Industrial Conglomerates (0.6)%
3M Co.	(4,490)	(786,289)
Roper Industries, Inc.	(4,423)	(754,387)
Total		(1,540,676)
Machinery (0.8)%
Caterpillar, Inc.	(2,021)	(153,212)
Deere & Co.	(8,730)	(707,479)
PACCAR, Inc.	(12,170)	(631,258)
Parker Hannifin Corp.	(2,032)	(219,557)
SPX Corp.	(19,568)	(290,585)
Total		(2,002,091)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services (0.3)%
IHS, Inc., Class A(b)	(1,232)	(142,432)
Robert Half International, Inc.	(16,750)	(639,180)
Total		(781,612)
Road & Rail (0.1)%
Genesee & Wyoming Inc-cl A(b)	(1,007)	(59,363)
Hertz Global Holdings, Inc.(b)	(23,360)	(258,595)
Total		(317,958)
Trading Companies & Distributors (0.7)%
Air Lease Corp.	(8,026)	(214,936)
Fastenal Co.	(15,755)	(699,365)
MSC Industrial Direct Co., Inc., Class A	(12,852)	(906,837)
Total		(1,821,138)
Total Industrials		(9,074,537)
INFORMATION TECHNOLOGY (4.9)%
Communications Equipment (0.1)%
Brocade Communications Systems, Inc.	(16,253)	(149,203)
Electronic Equipment, Instruments & Components (1.0)%
Dolby Laboratories, Inc., Class A	(29,525)	(1,412,771)
IPG Photonics Corp.(b)	(11,217)	(897,360)
Vishay Intertechnology, Inc.	(41,761)	(517,419)
Total		(2,827,550)
Internet Software & Services (0.1)%
Shutterstock, Inc.(b)	(7,839)	(359,026)
IT Services (1.3)%
International Business Machines Corp.	(6,674)	(1,012,980)
Teradata Corp.(b)	(29,394)	(736,908)
Western Union Co.	(40,725)	(781,105)
Xerox Corp.	(88,202)	(837,037)
Total		(3,368,030)
Semiconductors & Semiconductor Equipment (0.5)%
First Solar, Inc.(b)	(2,912)	(141,174)
Intel Corp.	(11,500)	(377,200)
Teradyne, Inc.	(28,640)	(563,922)
Texas Instruments, Inc.	(4,448)	(278,667)
Total		(1,360,963)
Software (0.8)%
FireEye, Inc.(b)	(15,383)	(253,358)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Netsuite, Inc.(b)	(14,123)	(1,028,154)
Oracle Corp.	(8,949)	(366,283)
VMware, Inc., Class A(b)	(4,936)	(282,438)
Zynga, Inc., Class A(b)	(83,448)	(207,785)
Total		(2,138,018)
Technology Hardware, Storage & Peripherals (1.1)%
Hewlett Packard Enterprise Co.	(56,656)	(1,035,105)
Lexmark International, Inc., Class A	(23,890)	(901,847)
NetApp, Inc.	(36,598)	(899,945)
Total		(2,836,897)
Total Information Technology		(13,039,687)
MATERIALS (0.7)%
Chemicals (0.5)%
Agrium, Inc.	(948)	(85,718)
Air Products & Chemicals, Inc.	(904)	(128,404)
Ashland, Inc.	(1,983)	(227,589)
Axalta Coating Systems Ltd.(b)	(1,948)	(51,680)
Ecolab, Inc.	(1,181)	(140,067)
Fmc Corp.	(5,367)	(248,546)
Ingevity Corp.(b)	(304)	(10,348)
International Flavors & Fragrances, Inc.	(652)	(82,198)
Platform Specialty Products Corp.(b)	(23,802)	(211,362)
WR Grace & Co.	(2,221)	(162,599)
Total		(1,348,511)
Containers & Packaging (0.1)%
Packaging Corp. of America	(956)	(63,985)
Silgan Holdings, Inc.	(843)	(43,381)
Sonoco Products Co.	(2,556)	(126,931)
Westrock Co.	(1,827)	(71,015)
Total		(305,312)
Metals & Mining (0.1)%
Allegheny Technologies, Inc.	(14,994)	(191,174)
Total Materials		(1,844,997)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES (0.2)%
Diversified Telecommunication Services (0.2)%
BCE, Inc.	(1,600)	(75,696)
Sba Communications Corp-cl A(b)	(579)	(62,498)
Telus Corp.	(4,276)	(137,687)
Verizon Communications, Inc.	(3,106)	(173,439)
Total		(449,320)
Total Telecommunication Services		(449,320)
UTILITIES (0.6)%
Electric Utilities (0.1)%
Southern Co. (The)	(4,173)	(223,798)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(18,751)	(281,077)
Multi-Utilities (0.3)%
Consolidated Edison, Inc.	(3,057)	(245,905)
Dominion Resources, Inc.	(2,484)	(193,578)
Mdu Resources Group, Inc.	(10,391)	(249,384)
Sempra Energy	(2,142)	(244,231)
Total		(933,098)
Water Utilities (0.1)%
Aqua America, Inc.	(4,542)	(161,968)
Total Utilities		(1,599,941)
Total Common Stocks (Proceeds: $53,370,549)		(54,118,567)
Total Investments Sold Short (Proceeds: $53,370,549)		(54,118,567)
Total Investments, Net of Investments Sold Short		225,232,434
Other Assets & Liabilities, Net		41,516,612
Net Assets		266,749,046

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, securities and cash totaling $62,252,548 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	07/12/2016	607,126	USD	5,044,000	SEK	—	(10,773)
BNP Paribas	07/12/2016	308,921	USD	4,566,000	ZAR	649	—
BNP Paribas	08/19/2016	4,400,000	CAD	3,443,068	USD	36,889	—
BNP Paribas	08/19/2016	400,000	CAD	313,006	USD	3,354	—
BNP Paribas	08/19/2016	4,900,000	EUR	5,567,650	USD	120,761	—
BNP Paribas	08/19/2016	100,000	EUR	113,626	USD	2,465	—
BNP Paribas	08/19/2016	2,700,000	EUR	2,992,761	USD	—	(8,585)
BNP Paribas	08/19/2016	2,500,000	GBP	3,676,325	USD	346,825	—
BNP Paribas	08/19/2016	100,000	GBP	133,259	USD	79	—
BNP Paribas	08/19/2016	34,200,000	NOK	4,143,797	USD	57,544	—
BNP Paribas	08/19/2016	1,700,000	NOK	205,978	USD	2,860	—
BNP Paribas	08/19/2016	800,000	NOK	95,410	USD	—	(175)
BNP Paribas	08/19/2016	200,000	NZD	141,992	USD	—	(466)
BNP Paribas	08/19/2016	2,600,000	NZD	1,845,896	USD	—	(6,058)
BNP Paribas	08/19/2016	1,155,157	SEK	140,578	USD	3,770	—
BNP Paribas	08/19/2016	1,700,000	SEK	200,761	USD	—	(574)
BNP Paribas	08/19/2016	40,600,000	SGD	30,205,717	USD	80,094	—
BNP Paribas	08/19/2016	200,000	SGD	148,798	USD	396	—
BNP Paribas	08/19/2016	300,000	SGD	221,145	USD	—	(1,458)
BNP Paribas	08/19/2016	2,357,072	USD	3,200,000	AUD	25,408	—
BNP Paribas	08/19/2016	372,810	USD	500,000	AUD	—	(547)
BNP Paribas	08/19/2016	671,058	USD	900,000	AUD	—	(985)
BNP Paribas	08/19/2016	154,010	USD	200,000	CAD	816	—
BNP Paribas	08/19/2016	2,152,841	USD	2,100,000	CHF	3,693	—
BNP Paribas	08/19/2016	414,738	USD	400,000	CHF	—	(3,970)
BNP Paribas	08/19/2016	1,985,412	USD	1,900,000	CHF	—	(34,262)
BNP Paribas	08/19/2016	338,414	USD	300,000	EUR	—	(4,931)
BNP Paribas	08/19/2016	294,106	USD	200,000	GBP	—	(27,746)
BNP Paribas	08/19/2016	24,165,715	USD	16,500,000	GBP	—	(2,191,015)
BNP Paribas	08/19/2016	18,661,205	USD	1,945,300,000	JPY	203,838	—
BNP Paribas	08/19/2016	2,649,869	USD	276,230,284	JPY	28,945	—
BNP Paribas	08/19/2016	384,497	USD	39,400,000	JPY	—	(2,406)
BNP Paribas	08/19/2016	577,778	USD	4,800,000	NOK	—	(4,269)
BNP Paribas	08/19/2016	6,681,108	USD	54,900,000	SEK	—	(179,177)
BNP Paribas	08/19/2016	410,923	USD	553,123	SGD	—	(500)
Barclays	07/12/2016	4,111,000	CNH	623,205	USD	6,602	—
Barclays	07/15/2016	204,032,000	HUF	740,997	USD	23,887	—

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	07/15/2016	14,328,000	MXN	785,027	USD	2,080	—
Barclays	07/27/2016	2,120,088	USD	3,005,000	NZD	22,970	—
Barclays	08/19/2016	3,300,000	CHF	3,448,395	USD	59,554	—
Barclays	08/19/2016	400,000	CHF	417,987	USD	7,219	—
Citi	07/08/2016	81,697,000	JPY	745,744	USD	—	(45,470)
Citi	07/12/2016	732,000	CAD	561,208	USD	—	(5,396)
Citi	07/12/2016	606,000	CHF	623,091	USD	2,217	—
Citi	07/12/2016	604,000	CHF	617,252	USD	—	(1,573)
Citi	07/12/2016	7,914,000	CNH	1,199,933	USD	12,923	—
Citi	07/12/2016	759,000	EUR	852,173	USD	9,650	—
Citi	07/12/2016	1,421,000	EUR	1,570,727	USD	—	(6,645)
Citi	07/12/2016	3,879	USD	5,000	CAD	—	(9)
Citi	07/12/2016	612,945	USD	606,000	CHF	7,930	—
Citi	07/12/2016	621,510	USD	604,000	CHF	—	(2,685)
Citi	07/15/2016	761,000	AUD	564,151	USD	—	(3,188)
Citi	07/27/2016	1,931,000	EUR	2,129,623	USD	—	(15,089)
Citi	08/19/2016	5,200,000	SGD	3,870,199	USD	11,745	—
Citi	08/19/2016	37,436,737	USD	50,300,000	SGD	—	(113,613)
Credit Suisse	07/15/2016	87,000	EUR	98,732	USD	2,147	—
Credit Suisse	07/15/2016	70,295,770	RUB	1,084,162	USD	—	(12,018)
Credit Suisse	08/19/2016	2,900,000	AUD	2,162,759	USD	3,636	—
Credit Suisse	08/19/2016	9,400,000	CAD	7,355,559	USD	78,722	—
Credit Suisse	08/19/2016	2,500,000	CAD	1,956,266	USD	20,937	—
Credit Suisse	08/19/2016	3,100,000	CHF	3,240,082	USD	56,626	—
Credit Suisse	08/19/2016	2,800,000	CHF	2,926,525	USD	51,146	—
Credit Suisse	08/19/2016	2,500,000	GBP	3,659,605	USD	330,105	—
Credit Suisse	08/19/2016	700,000	GBP	1,024,689	USD	92,429	—
Credit Suisse	08/19/2016	197,300,000	JPY	1,892,876	USD	—	(20,491)
Credit Suisse	08/19/2016	79,800,000	NOK	9,669,574	USD	134,983	—
Credit Suisse	08/19/2016	9,498,206	NOK	1,150,922	USD	16,066	—
Credit Suisse	08/19/2016	6,100,000	NZD	4,330,817	USD	—	(14,152)
Credit Suisse	08/19/2016	74,000,000	SEK	9,008,548	USD	244,562	—
Credit Suisse	08/19/2016	25,100,000	SEK	3,055,602	USD	82,953	—
Credit Suisse	08/19/2016	200,000	SGD	148,793	USD	391	—
Credit Suisse	08/19/2016	113,661	USD	100,000	EUR	—	(2,500)
Credit Suisse	08/19/2016	6,051,832	USD	630,800,000	JPY	65,512	—
Deutsche Bank	07/15/2016	60,600,000	RUB	934,320	USD	—	(10,666)
Deutsche Bank	08/19/2016	5,200,000	AUD	3,877,463	USD	5,933	—
Deutsche Bank	08/19/2016	2,400,000	AUD	1,789,598	USD	2,738	—
Deutsche Bank	08/19/2016	1,200,000	CAD	939,049	USD	10,091	—
Deutsche Bank	08/19/2016	1,300,000	CAD	994,577	USD	—	(11,795)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	08/19/2016	700,000	CHF	732,028	USD	13,184	—
Deutsche Bank	08/19/2016	12,300,000	EUR	13,977,745	USD	304,944	—
Deutsche Bank	08/19/2016	900,000	EUR	1,022,762	USD	22,313	—
Deutsche Bank	08/19/2016	200,000	EUR	222,149	USD	—	(173)
Deutsche Bank	08/19/2016	16,400,000	GBP	23,876,435	USD	2,034,914	—
Deutsche Bank	08/19/2016	2,000,000	GBP	2,927,838	USD	264,238	—
Deutsche Bank	08/19/2016	315,930,284	JPY	3,033,035	USD	—	(30,779)
Deutsche Bank	08/19/2016	2,200,000	NZD	1,561,177	USD	—	(5,861)
Deutsche Bank	08/19/2016	15,900,000	NZD	11,272,640	USD	—	(52,770)
Deutsche Bank	08/19/2016	23,400,000	SEK	2,848,587	USD	77,273	—
Deutsche Bank	08/19/2016	1,500,000	SGD	1,116,387	USD	3,371	—
Deutsche Bank	08/19/2016	123,921	USD	166,653	AUD	156	—
Deutsche Bank	08/19/2016	19,954,800	USD	25,500,000	CAD	—	(214,444)
Deutsche Bank	08/19/2016	28,026,232	USD	26,800,000	CHF	—	(504,740)
Deutsche Bank	08/19/2016	16,557,692	USD	1,724,700,000	JPY	168,026	—
Deutsche Bank	08/19/2016	151,448	USD	15,500,000	JPY	—	(1,132)
Deutsche Bank	08/19/2016	839,630	USD	6,927,381	NOK	—	(11,939)
Deutsche Bank	08/19/2016	16,398,974	USD	135,300,000	NOK	—	(233,182)
Deutsche Bank	08/19/2016	280,481	USD	394,379	NZD	431	—
Deutsche Bank	08/19/2016	3,853,525	USD	31,655,157	SEK	—	(104,533)
Deutsche Bank	08/19/2016	2,828,181	USD	3,800,000	SGD	—	(8,541)
HSBC	07/12/2016	33,000	AUD	24,290	USD	—	(315)
HSBC	07/12/2016	1,366,886	USD	1,872,000	AUD	28,880	—
HSBC	07/15/2016	752	USD	80,000	JPY	23	—
HSBC	07/27/2016	5,191,000	CHF	5,314,346	USD	—	(9,419)
HSBC	08/19/2016	39,600,000	AUD	29,531,027	USD	47,833	—
HSBC	08/19/2016	966,653	AUD	720,865	USD	1,168	—
HSBC	08/19/2016	10,400,000	CAD	8,138,868	USD	87,899	—
HSBC	08/19/2016	400,000	CAD	313,033	USD	3,381	—
HSBC	08/19/2016	7,700,000	CHF	8,048,037	USD	140,743	—
HSBC	08/19/2016	8,400,000	EUR	9,547,583	USD	210,060	—
HSBC	08/19/2016	7,700,000	GBP	11,272,708	USD	1,017,847	—
HSBC	08/19/2016	800,000	JPY	7,677	USD	—	(81)
HSBC	08/19/2016	11,129,175	NOK	1,349,542	USD	19,816	—
HSBC	08/19/2016	300,000	NZD	213,050	USD	—	(637)
HSBC	08/19/2016	313,560	USD	300,000	CHF	—	(5,484)
HSBC	08/19/2016	568,309	USD	500,000	EUR	—	(12,504)
HSBC	08/19/2016	731,994	USD	500,000	GBP	—	(66,094)
HSBC	08/19/2016	14,545,448	USD	1,515,800,000	JPY	154,409	—
HSBC	08/19/2016	327,406	USD	2,700,000	NOK	—	(4,807)
HSBC	08/19/2016	21,233,993	USD	29,900,000	NZD	63,477	—

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	08/19/2016	1,108,499	USD	9,100,000	SEK	—	(30,765)
HSBC	08/19/2016	10,731,731	USD	88,100,000	SEK	—	(297,850)
HSBC	08/19/2016	2,828,073	USD	3,800,000	SGD	—	(8,434)
HSBC	08/19/2016	3,795,572	USD	5,100,000	SGD	—	(11,319)
Morgan Stanley	07/27/2016	3,183,005	USD	4,154,000	CAD	32,582	—
Standard Chartered	07/12/2016	11,628,000	MXN	613,905	USD	—	(21,685)
Standard Chartered	07/12/2016	1,804,099	USD	33,443,000	MXN	23,904	—
Standard Chartered	07/15/2016	1,716,000	GBP	2,463,913	USD	179,283	—
Standard Chartered	07/15/2016	2,643,998,000	IDR	200,759	USD	709	—
Standard Chartered	07/15/2016	2,639,834,000	IDR	199,685	USD	—	(50)
Standard Chartered	07/27/2016	323,882,000	JPY	3,190,327	USD	51,745	—
State Street	07/12/2016	3,258,000	NZD	2,206,844	USD	—	(118,502)
State Street	07/12/2016	32,550	USD	47,000	NZD	995	—
State Street	07/15/2016	1,293,000	CAD	1,014,899	USD	14,045	—
State Street	07/27/2016	5,312,910	USD	45,450,000	NOK	117,866	—
State Street	08/19/2016	1,200,000	AUD	893,389	USD	—	(41)
State Street	08/19/2016	600,000	CAD	469,485	USD	5,006	—
State Street	08/19/2016	3,800,000	CHF	3,971,682	USD	69,381	—
State Street	08/19/2016	1,700,000	GBP	2,489,006	USD	224,946	—
State Street	08/19/2016	1,026,700,000	JPY	9,845,599	USD	—	(111,087)
State Street	08/19/2016	66,500,000	NOK	8,056,546	USD	111,053	—
State Street	08/19/2016	8,500,000	NZD	6,035,238	USD	—	(19,227)
State Street	08/19/2016	8,700,000	SEK	1,055,589	USD	25,229	—
State Street	08/19/2016	17,600,000	SGD	13,090,271	USD	30,887	—
State Street	08/19/2016	8,873,794	USD	11,900,000	AUD	—	(13,946)
State Street	08/19/2016	3,833,627	USD	4,900,000	CAD	—	(40,382)
State Street	08/19/2016	3,449,278	USD	3,300,000	CHF	—	(60,437)
State Street	08/19/2016	909,146	USD	800,000	EUR	—	(19,859)
State Street	08/19/2016	5,909,452	USD	5,200,000	EUR	—	(129,081)
State Street	08/19/2016	732,061	USD	500,000	GBP	—	(66,160)
State Street	08/19/2016	3,710,200	USD	386,900,000	JPY	41,862	—
State Street	08/19/2016	160,083	USD	16,700,000	JPY	1,869	—
State Street	08/19/2016	290,763	USD	2,400,000	NOK	—	(4,008)
State Street	08/19/2016	1,562,062	USD	2,200,000	NZD	4,976	—
State Street	08/19/2016	1,067,372	USD	1,500,000	NZD	1,063	—
State Street	08/19/2016	438,241	USD	3,600,000	SEK	—	(11,885)
State Street	08/19/2016	8,679,615	USD	71,300,000	SEK	—	(235,396)
State Street	08/19/2016	2,454,426	USD	3,300,000	SGD	—	(5,791)
UBS	08/19/2016	2,200,000	CAD	1,721,372	USD	18,283	—
UBS	08/19/2016	15,000,000	CHF	15,675,947	USD	272,127	—
UBS	08/19/2016	100,000	CHF	104,506	USD	1,814	—
The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	08/19/2016	300,000	EUR	340,914	USD	7,431	—
UBS	08/19/2016	4,861,000,000	JPY	46,609,519	USD	—	(531,268)
UBS	08/19/2016	5,400,000	NOK	636,033	USD	—	(9,165)
UBS	08/19/2016	128,000,000	SEK	15,573,083	USD	413,755	—
UBS	08/19/2016	18,100,000	SEK	2,202,131	USD	58,508	—
UBS	08/19/2016	7,000,000	SGD	5,208,295	USD	14,222	—
UBS	08/19/2016	1,490,980	USD	2,000,000	AUD	—	(1,930)
UBS	08/19/2016	26,092,150	USD	35,000,000	AUD	—	(33,772)
UBS	08/19/2016	3,833,966	USD	4,900,000	CAD	—	(40,721)
UBS	08/19/2016	25,113,998	USD	22,100,000	EUR	—	(547,421)
UBS	08/19/2016	2,196,510	USD	1,500,000	GBP	—	(198,810)
UBS	08/19/2016	19,475,722	USD	13,300,000	GBP	—	(1,762,782)
UBS	08/19/2016	1,465,706	USD	12,100,000	NOK	—	(19,984)
UBS	08/19/2016	3,876,246	USD	32,000,000	NOK	—	(52,851)
UBS	08/19/2016	2,484,685	USD	3,500,000	NZD	8,330	—
UBS	08/19/2016	212,973	USD	300,000	NZD	714	—
UBS	08/19/2016	1,163,597	USD	9,900,000	SEK	8,882	—
UBS	08/19/2016	5,059,486	USD	6,800,000	SGD	—	(13,811)
Total						8,689,993	(8,429,042)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10 Year Mini JGB	237	JPY	35,075,495	09/2016	48,964	—
3-Month Euro Euribor	2	EUR	556,789	12/2016	303	—
3-Month Euro Euribor	12	EUR	3,340,735	12/2016	256	—
3-Month Euroyen TFX	13	JPY	3,148,029	12/2016	—	(288)
3-Month Euroyen TFX	140	JPY	33,901,854	12/2016	—	(14,299)
90-Day Euro$	16	USD	3,973,000	12/2016	—	(218)
90-Day Sterling	9	GBP	1,492,564	12/2016	266	—
Australian 10 Year Bond	75	AUD	7,618,322	09/2016	101,484	—
Australian 10 Year Bond	25	AUD	2,539,441	09/2016	42,857	—
Australian 3 Year Bond	22	AUD	1,857,080	09/2016	3,009	—
Banker's Acceptance	88	CAD	16,881,226	12/2016	1,271	—
CAC40 Index	1	EUR	46,987	07/2016	1,331	—
CAC40 Index	1	EUR	46,987	07/2016	—	(1,413)
Canadian Government 10-Year Bond	77	CAD	8,823,159	09/2016	115,141	—
EURO STOXX 50	59	EUR	1,869,318	09/2016	18,002	—

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	1	EUR	31,683	09/2016	1,108	—
Euro CHF 3-Month ICE	54	CHF	13,970,046	12/2016	15,053	—
Euro CHF 3-Month ICE	6	CHF	1,552,227	12/2016	736	—
Euro-Bund	40	EUR	7,418,456	09/2016	136,775	—
Euro-Buxl 30 Year	4	EUR	870,754	09/2016	65,761	—
FTSE 100 Index	20	GBP	1,709,990	09/2016	128,875	—
FTSE 100 Index	2	GBP	170,999	09/2016	1,661	—
Long Gilt	2	GBP	342,104	09/2016	849	—
MSCI Singapore IX ETS	11	SGD	259,097	07/2016	11,752	—
S&P 500 E-mini	87	USD	9,092,370	09/2016	12,618	—
SPI 200 Index	1	AUD	96,507	09/2016	1,233	—
SPI 200 Index	4	AUD	386,026	09/2016	191	—
TOPIX Index	14	JPY	1,688,568	09/2016	—	(115,503)
U.S. Long Bond	2	USD	344,688	09/2016	6,933	—
U.S. Treasury 10-Year Note	7	USD	930,891	09/2016	1,848	—
U.S. Treasury 5-Year Note	71	USD	8,673,648	09/2016	148,528	—
U.S. Treasury 5-Year Note	54	USD	6,596,859	09/2016	—	(2,298)
U.S. Ultra Bond	4	USD	745,500	09/2016	19,743	—
mini MSCI Emerging Markets Index	89	USD	3,714,415	09/2016	111,938	—
Total			179,765,814		998,486	(134,019)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
90-Day Sterling	(22)	GBP	(3,648,489)	12/2016	—	(2,231)
CAC40 Index	(2)	EUR	(93,974)	07/2016	—	(359)
EURO STOXX 50	(2)	EUR	(63,367)	09/2016	—	(381)
Euro-BTP	(20)	EUR	(3,165,228)	09/2016	—	(48,967)
Euro-Bund	(52)	EUR	(9,643,992)	09/2016	—	(154,406)
FTSE 100 Index	(5)	GBP	(427,497)	09/2016	—	(22,236)
FTSE 100 Index	(91)	GBP	(7,780,454)	09/2016	—	(363,871)
FTSE/MIB Index	(1)	EUR	(89,840)	09/2016	2,240	—
Hang Seng Index	(1)	HKD	(135,001)	07/2016	—	(7,376)
IBEX 35 Index	(1)	EUR	(90,193)	07/2016	5,085	—
IBEX 35 Index	(1)	EUR	(90,193)	07/2016	—	(595)
Long Gilt	(154)	GBP	(26,342,046)	09/2016	—	(718,108)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
MSCI Singapore IX ETS	(4)	SGD	(94,217)	07/2016	—	(5,670)
OMXS30 Index	(6)	SEK	(93,503)	07/2016	—	(116)
S&P 500 E-mini	(2)	USD	(209,020)	09/2016	—	(7,750)
S&P/TSE 60 Index	(1)	CAD	(126,305)	09/2016	—	(234)
U.S. Long Bond	(9)	USD	(1,551,094)	09/2016	—	(74,983)
U.S. Treasury 10-Year Note	(9)	USD	(1,196,859)	09/2016	—	(30,322)
Total			(54,841,272)		7,325	(1,437,605)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency		Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD		2,600,000	—	(6,792)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EU	R	2,250,000	32,545	—
Total							32,545	(6,792)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	4.240	USD	(2,200,000)	13,000	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.577%	09/15/2020	USD	8,178,000	—	(256,681)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.905%	09/15/2022	USD	5,481,000	—	(293,753)
Total						—	(550,434)

Total Return Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(a)	Fixed rate of 0.350%	07/05/2016	USD	48,773,303	—	—	341,377	—

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

Notes to Consolidated Portfolio of Investments

(a)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.

(b)  Non-income producing investment.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $8,457,711 or 3.17% of net assets.

(d)  Variable rate security.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)  Principal and interest may not be guaranteed by the government.

(h)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(i)  Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	1,981,000	27,189	9
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	1,900,000	26,600	603
Total							53,789	612

(j)  The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,951,908	87,488,710	(90,098,707)	147,341,911	298,780	147,341,911

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNH  Yuan Offshore Renminbi

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	15,443,583	—	—	15,443,583
Consumer Staples	5,096,085	—	—	5,096,085
Energy	3,274,017	1,255	—	3,275,272
Financials	5,791,111	—	—	5,791,111
Health Care	11,817,573	—	—	11,817,573
Industrials	10,703,074	—	—	10,703,074
Information Technology	17,102,901	—	—	17,102,901
Materials	2,913,806	—	—	2,913,806
Telecommunication Services	357,432	—	—	357,432
Utilities	2,272,915	—	—	2,272,915
Total Common Stocks	74,772,497	1,255	—	74,773,752
Corporate Bonds & Notes	—	4,687,684	—	4,687,684
Residential Mortgage-Backed Securities — Agency	—	112,804	—	112,804
Residential Mortgage-Backed Securities — Non-Agency	—	1,230,145	534,300	1,764,445
Asset-Backed Securities — Non-Agency	—	714,027	315,615	1,029,642
Inflation-Indexed Bonds	—	1,223,731	—	1,223,731
U.S. Treasury Obligations	3,739,608	—	—	3,739,608
Foreign Government Obligations	—	8,745,022	—	8,745,022
Exchange-Traded Funds	35,931,790	—	—	35,931,790
Options Purchased Puts	—	612	—	612
Investments measured at net asset value
Money Market Funds	—	—	—	147,341,911
Total Investments	114,443,895	16,715,280	849,915	279,351,001
Investments Sold Short
Common Stocks
Consumer Discretionary	(11,701,663)	—	—	(11,701,663)
Consumer Staples	(2,757,985)	—	—	(2,757,985)
Energy	(1,881,714)	—	—	(1,881,714)
Financials	(2,602,865)	—	—	(2,602,865)
Health Care	(9,165,858)	—	—	(9,165,858)
Industrials	(9,074,537)	—	—	(9,074,537)
Information Technology	(13,039,687)	—	—	(13,039,687)

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Materials	(1,844,997)	—	—	(1,844,997)
Telecommunication Services	(449,320)	—	—	(449,320)
Utilities	(1,599,941)	—	—	(1,599,941)
Total Common Stocks	(54,118,567)	—	—	(54,118,567)
Total Investments Sold Short	(54,118,567)	—	—	(54,118,567)
Total Investments, Net of Investments Sold Short	60,325,328	16,715,280	849,915	225,232,434
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	8,689,993	—	8,689,993
Futures Contracts	1,005,811	—	—	1,005,811
Swap Contracts	—	45,545	341,377	386,922
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,429,042)	—	(8,429,042)
Futures Contracts	(1,571,624)	—	—	(1,571,624)
Swap Contracts	—	(557,226)	—	(557,226)
Total	59,759,515	16,464,550	1,191,292	224,757,268

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Consoldiated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $130,079,858)	$132,008,478
Affiliated issuers (identified cost $147,341,911)	147,341,911
Options purchased (identified cost $53,789)	612
Total investments (identified cost $277,475,558)	279,351,001
Cash	24,210
Foreign currency (identified cost $506,485)	516,301
Cash collateral held at broker	38,282,987
Margin deposits	3,125,727
Unrealized appreciation on forward foreign currency exchange contracts	8,689,993
Unrealized appreciation on swap contracts	341,377
Receivable for:
Investments sold	6,202,791
Dividends	103,617
Interest	176,851
Foreign tax reclaims	20,868
Variation margin	377,044
Trustees' deferred compensation plan	15,487
Total assets	337,228,254
Liabilities
Securities sold short, at value (proceeds $53,370,549)	54,118,567
Unrealized depreciation on forward foreign currency exchange contracts	8,429,042
Payable for:
Investments purchased	6,884,772
Investments purchased on a delayed delivery basis	500,169
Capital shares purchased	1,445
Dividends and interest on securities sold short	110,056
Variation margin	352,782
Investment management fees	7,991
Distribution and/or service fees	34
Transfer agent fees	436
Compensation of board members	1,855
Chief compliance officer expenses	35
Other expenses	56,537
Trustees' deferred compensation plan	15,487
Total liabilities	70,479,208
Net assets applicable to outstanding capital stock	$266,749,046
Represented by
Trust capital	$266,749,046
Total — representing net assets applicable to outstanding capital stock	$266,749,046

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$261,714,739
Shares outstanding	27,421,394
Net asset value per share	$9.54
Class 2
Net assets	$5,034,307
Shares outstanding	532,663
Net asset value per share	$9.45

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$926,164
Dividends — affiliated issuers	298,780
Interest	287,077
Foreign taxes withheld	(2,936)
Total income	1,509,085
Expenses:
Investment management fees	1,457,878
Distribution and/or service fees
Class 2	6,378
Transfer agent fees
Class 1	77,990
Class 2	1,531
Compensation of board members	10,137
Custodian fees	45,950
Printing and postage fees	13,575
Audit fees	18,479
Legal fees	3,190
Dividends and interest on securities sold short	829,433
Chief compliance officer expenses	65
Other	7,327
Total expenses	2,471,933
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(18,968)
Total net expenses	2,452,965
Net investment loss	(943,880)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,412,468)
Foreign currency translations	77,045
Forward foreign currency exchange contracts	(990,977)
Futures contracts	46,073
Securities sold short	5,038,532
Swap contracts	194,724
Net realized loss	(1,047,071)
Net change in unrealized appreciation (depreciation) on:
Investments	4,929,201
Foreign currency translations	(65,929)
Forward foreign currency exchange contracts	52,378
Futures contracts	(744,241)
Options purchased	(46,571)
Securities sold short	(3,986,718)
Swap contracts	417,418
Net change in unrealized appreciation	555,538
Net realized and unrealized loss	(491,533)
Net decrease in net assets from operations	$(1,435,413)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(943,880)	$(1,706,154)
Net realized gain (loss)	(1,047,071)	13,839,619
Net change in unrealized appreciation (depreciation)	555,538	(12,937,656)
Net decrease in net assets resulting from operations	(1,435,413)	(804,191)
Decrease in net assets from capital stock activity	(95,878)	(65,619,876)
Total decrease in net assets	(1,531,291)	(66,424,067)
Net assets at beginning of period	268,280,337	334,704,404
Net assets at end of period	$266,749,046	$268,280,337

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,666	73,076	200,423	1,926,454
Redemptions	(878)	(8,382)	(7,052,653)	(68,670,999)
Net increase (decrease)	6,788	64,694	(6,852,230)	(66,744,545)
Class 2 shares
Subscriptions	65,654	617,377	213,924	2,067,482
Redemptions	(82,448)	(777,949)	(97,792)	(942,813)
Net increase (decrease)	(16,794)	(160,572)	116,132	1,124,669
Total net decrease	(10,006)	(95,878)	(6,736,098)	(65,619,876)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$9.60		$9.65		$9.82	$10.04		$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.05	)(b)	(0.03)	0.14		0.17
Net realized and unrealized gain (loss)	(0.03)		0.00	(c)	(0.14)	(0.36)		(0.13)
Total from investment operations	(0.06)		(0.05)		(0.17)	(0.22)		0.04
Net asset value, end of period	$9.54		$9.60		$9.65	$9.82		$10.04
Total return	(0.62%)		(0.52%)		(1.73%)	(2.19%)		0.40%
Ratios to average net assets(d)
Total gross expenses	1.86	%(e)(f)	1.45	%(e)	1.19%	1.25	%(e)	1.28	%(e)(f)
Total net expenses(g)	1.85	%(e)(f)	1.45	%(e)	1.16%	1.18	%(e)	1.28	%(e)(f)
Net investment income (loss)	(0.71	%)(f)	(0.54%)		(0.37%)	1.41%		2.49	%(f)
Supplemental data
Net assets, end of period (in thousands)	$261,715		$263,053		$330,550	$336,391		$337,841
Portfolio turnover	76%		221%		100%	213%		57%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.63% for the six months ended June 30, 2016 and 0.24%, 0.01% and 0.01% for the years ended December 31, 2015, 2013 and 2012, respectively.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$9.51		$9.59		$9.78	$10.03		$10.00
Income from investment operations:
Net investment income (loss)	(0.05)		(0.08	)(b)	(0.06)	0.07		0.15
Net realized and unrealized gain (loss)	(0.01)		0.00	(c)	(0.13)	(0.32)		(0.12)
Total from investment operations	(0.06)		(0.08)		(0.19)	(0.25)		0.03
Net asset value, end of period	$9.45		$9.51		$9.59	$9.78		$10.03
Total return	(0.63%)		(0.83%)		(1.94%)	(2.49%)		0.30%
Ratios to average net assets(d)
Total gross expenses	2.11	%(e)(f)	1.75	%(e)	1.44%	1.50	%(g)	1.48	%(e)(f)
Total net expenses(h)	2.09	%(e)(f)	1.74	%(e)	1.41%	1.38	%(g)	1.48	%(e)(f)
Net investment income (loss)	(0.96	%)(f)	(0.81%)		(0.62%)	0.74%		2.22	%(f)
Supplemental data
Net assets, end of period (in thousands)	$5,034		$5,227		$4,155	$4,287		$3
Portfolio turnover	76%		221%		100%	213%		57%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.02 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.62% for the six months ended June 30, 2016 and 0.28% and 0.01% for the years ended December 31, 2015 and 2012, respectively.

(f)  Annualized.

(g)  Ratios include dividends and interest on securities sold short which is less than 0.01% for the year ended December 31, 2013.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CVPDAR1 Offshore Fund, Ltd., CVPDAR2 Offshore Fund, Ltd. and CVPDAR3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At June 30, 2016, each Subsidiary financial statement information is as follows:

	CVPDAR1 Offshore Fund, Ltd.	CVPDAR2 Offshore Fund, Ltd.	CVPDAR3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.09%	2.26%	5.98%
Net assets	$241,814	$6,034,096	$15,945,842
Net investment income (loss)	(2,816)	(27,028)	(63,231)
Net realized gain (loss)	—	11,833	546,318
Net change in unrealized appreciation (depreciation)	—	480,526	929,781

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to commodities markets and to gain market exposure to various currencies, interest rate and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund's exposure to equity market risk and to increase return on investments, to protect gains, to manage exposure to fluctuations in interest rates and to hedge the fair value of other Fund investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, to manage interest rate market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market, to hedge the portfolio risk associated with some or all of the Fund's securities, to manage long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate and to manage

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

long or short exposure to a commodities index. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	45,545	*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	296,035	*
Equity risk	Component of trust capital — unrealized appreciation on swap contracts	341,377	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,689,993
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	709,776	*
Interest rate risk	Investments, at value — Options purchased	612
Total		10,083,338
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Component of trust capital — unrealized depreciation on swap contracts	6,792*
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	525,506*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	8,429,042
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	1,046,118	*
Interest rate risk	Component of trust capital — unrealized depreciation on swap contracts	550,434*
Total		10,557,892

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	36,990	36,990
Equity risk	—	(531,078)	—	273,159	(257,919)
Foreign exchange risk	(990,977)	—	—	—	(990,977)
Interest rate risk	—	577,151	—	(115,425)	461,726
Total	(990,977)	46,073	—	194,724	(750,180)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	29,200	29,200
Equity risk	—	(451,604)	—	929,781	478,177
Foreign exchange risk	52,378	—	—	—	52,378
Interest rate risk	—	(292,637)	(46,571)	(541,563)	(880,771)
Total	52,378	(744,241)	(46,571)	417,418	(321,016)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	246,988,655
Futures contracts — Short	142,163,515
Credit default swap contracts — buy protection	2,425,000
Credit default swap contracts — sell protection	6,940,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	3,637
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	11,948,136	(11,945,061)
Interest rate swap contracts	—	(464,621)
Total return swap contracts	435,350	—

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Consolidated Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	JP Morgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	—	—	71,735	—	—	—	71,735
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	—	—	1,192	—	—	—	1,192
Forward foreign currency exchange contracts	122,312	918,386	44,465	1,180,215	2,907,612	—	1,775,536	—	32,582	—	255,641	649,178	804,066	8,689,993
Options purchased calls	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Options purchased puts	613	—	—	—	—	—	—	—	—	—	—	—	—	613
OTC total return swap contracts(c)	—	—	—	—	—	341,377	—	—	—	—	—	—	—	341,377
Total Assets	122,925	918,386	44,465	1,180,215	2,907,612	341,377	1,775,536	—	32,582	72,927	255,641	649,178	804,066	9,104,910

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	JP Morgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	—	—	9,109	—	—	—	9,109
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	—	—	2,121	—	—	—	2,121
Forward foreign currency exchange contracts	—	2,477,897	193,668	49,161	1,190,555	—	447,709	—	—	—	21,735	835,802	3,212,515	8,429,042
Securities borrowed	—	—	—	—	—	—	—	54,118,567	—	—	—	—	—	54,118,567
Total Liabilities	—	2,477,897	193,668	49,161	1,190,555	—	447,709	54,118,567	—	11,230	21,735	835,802	3,212,515	62,558,839
Total Financial and Derivative Net Assets	122,925	(1,559,511)	(149,203)	1,131,054	1,717,057	341,377	1,327,827	(54,118,567)	32,582	61,697	233,906	(186,624)	(2,408,449)	(53,453,929)
Total collateral received (pledged)(d)	—	—	—	—	—	320,000	—	(54,118,567)	—		—	—	—	(53,798,567)
Net Amount(3)	122,925	(1,559,511)	(149,203)	1,131,054	1,717,057	21,377	1,327,827	—	32,582	61,697	233,906	(186,624)	(2,408,449)	344,638

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Consolidated Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.95% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 1.10% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $890,627, and the administrative services fee paid to the Investment Manager was $69,853.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	1.30%	1.24%
Class 2	1.55	1.49

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $160,060,623 and $146,307,097, respectively, for the six months ended June 30, 2016, of which $649,544 and $11,852,624, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Diversified Absolute Return Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the twenty-fifth and eighty-eighth percentile (where the best performance would be in the first percentile) of its

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016

This page intentionally left blank.

Semiannual Report 2016

This page intentionally left blank.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016

Columbia Variable Portfolio — Diversified Absolute Return Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1474 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO —
MANAGED VOLATILITY CONSERVATIVE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Board Consideration and Approval of Management Agreement	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund) Class 2 shares returned 3.73% for the six-month period that ended June 30, 2016.

■  During the same time period, the Fund underperformed its Blended Index, which returned 4.56%, as well as the Barclays U.S. Aggregate Bond Index, which returned 5.31%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	3.73	2.26	2.57
New Blended Index		4.56	4.61	3.89
Barclays U.S. Aggregate Bond Index		5.31	6.00	2.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index (the Former Blended Index). The Fund's investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund's performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2016)
Allocations to Underlying Funds
Underlying Funds: Equity	15.3
International	3.8
U.S. Large Cap	8.8
U.S. Mid Cap	1.1
U.S. Small Cap	1.6
Underlying Funds: Fixed Income	51.0
Corporate Bonds & Notes	1.2
Exchange-Traded Funds	3.4
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	22.6
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities — Agency	6.1
U.S. Treasury Obligations	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in an affiliated money market fund (amounting to $93.5 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,037.30	1,022.18	2.74	2.72	0.54	5.01	4.98	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 16.2%

	Shares	Value ($)
INTERNATIONAL 4.0%
Variable Portfolio — DFA International Value Fund, Class 1(a)	543,423	4,510,410
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	191,758	1,808,278
Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	437,134	4,668,594
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	471,619	4,579,424
Total		15,566,706
U.S. LARGE CAP 9.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	189,987	3,239,277
Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	274,577	9,975,392
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	159,826	3,433,069
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	118,395	1,472,839
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	84,646	1,466,076
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	99,914	1,767,470
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	214,343	4,548,346
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	89,380	1,775,081
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	230,973	3,684,023
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	74,145	1,474,744
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	98,443	1,771,971
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	89,029	1,764,553
Total		36,372,841
U.S. MID CAP 1.2%
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1(a)(b)	50,800	1,023,628
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1(a)(b)	58,320	1,069,010
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	66,769	1,232,546
Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	59,980	1,234,979
Total		4,560,163
U.S. SMALL CAP 1.7%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	150,587	2,671,417
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	100,189	1,741,287
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	98,048	2,138,419
Total		6,551,123
Total Equity Funds (Cost: $60,663,241)		63,050,833
Fixed-Income Funds 54.0%
INVESTMENT GRADE 54.0%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	4,007,753	41,961,171
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	1,351,864	12,639,928
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	2,035,120	21,572,267
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	1,210,584	12,565,865
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	3,792,081	42,205,863
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	2,897,294	32,130,992
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	3,948,071	42,204,877
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	515,718	5,219,065
Total		210,500,028
Total Fixed-Income Funds (Cost: $207,234,823)		210,500,028
Exchange-Traded Funds 3.6%
SPDR S&P 500 ETF Trust	20,925	4,384,415
iShares Core S&P 500 ETF	829	174,671
iShares MSCI EAFE ETF	153,232	8,551,878
iShares Russell 2000 ETF	8,625	991,616
Total Exchange-Traded Funds (Cost: $13,528,184)		14,102,580

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) 1.3%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 02/15/21	4.950%		22,000	24,059
05/28/24	3.950%		43,000	45,242
Lockheed Martin Corp. 11/23/18	1.850%		17,000	17,231
Northrop Grumman Corp. 06/01/18	1.750%		65,000	65,622
08/01/23	3.250%		6,000	6,438
Total				158,592
BANKING 0.1%
Bank of America Corp. 04/19/26	3.500%		35,000	36,169
Bank of Nova Scotia (The) 06/11/18	1.700%		35,000	35,351
Citigroup, Inc. 05/01/26	3.400%		50,000	51,267
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%		25,000	25,686
02/25/26	3.750%		14,000	14,679
JPMorgan Chase & Co. 03/01/18	1.700%		20,000	20,114
03/22/19	1.850%		20,000	20,207
06/15/26	3.200%		24,000	24,530
Morgan Stanley 04/21/21	2.500%		15,000	15,157
01/27/26	3.875%		10,000	10,616
Total				253,776
CABLE AND SATELLITE —%
Sky PLC(d) 11/24/23	1.875%	EUR	100,000	115,234
CHEMICALS —%
LYB International Finance BV 03/15/44	4.875%		20,000	21,147
DIVERSIFIED MANUFACTURING 0.1%
Honeywell International, Inc. 02/22/23	1.300%	EUR	100,000	115,626
United Technologies Corp. 12/15/17	5.375%		52,000	55,273
Total				170,899
ELECTRIC 0.3%
Appalachian Power Co. 05/15/44	4.400%		10,000	10,736
06/01/45	4.450%		20,000	21,673

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Arizona Public Service Co. 05/15/46	3.750%		15,000	15,689
Berkshire Hathaway Energy Co. 11/15/23	3.750%		25,000	27,318
02/01/45	4.500%		29,000	32,554
CMS Energy Corp. 03/15/22	5.050%		15,000	17,149
03/01/44	4.875%		35,000	40,126
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%		5,000	5,899
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%		10,000	10,362
DTE Energy Co. 06/15/22	3.300%		35,000	36,888
12/01/23	3.850%		5,000	5,393
06/01/24	3.500%		60,000	63,683
Dominion Resources, Inc. 06/15/18	1.900%		45,000	45,212
10/01/25	3.900%		11,000	11,784
Duke Energy Corp. 10/15/23	3.950%		149,000	161,428
Emera US Finance LP(d) 06/15/46	4.750%		20,000	20,298
Eversource Energy 01/15/18	1.600%		11,000	11,066
05/01/18	1.450%		78,000	78,109
Indiana Michigan Power Co. 03/15/23	3.200%		30,000	31,288
NextEra Energy Capital Holdings, Inc. 04/01/19	2.300%		5,000	5,097
Oncor Electric Delivery Co. LLC 09/30/17	5.000%		76,000	79,364
04/01/45	3.750%		10,000	10,252
Pacific Gas & Electric Co. 02/15/24	3.750%		10,000	10,961
02/15/44	4.750%		20,000	23,605
Sierra Pacific Power Co.(d) 05/01/26	2.600%		10,000	10,219
Southern California Edison Co. 02/01/45	3.600%		5,000	5,193
Southern Co. (The) 07/01/46	4.400%		60,000	64,495
TransAlta Corp. 06/03/17	1.900%		45,000	44,623
11/25/20	5.000%	CAD	45,000	32,699
WEC Energy Group, Inc. 06/15/18	1.650%		20,000	20,177
06/15/25	3.550%		20,000	21,461

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Western Power Distribution PLC(d) 11/06/23	3.625%	GBP	100,000	139,915
Xcel Energy, Inc. 05/15/20	4.700%		38,000	41,999
Total				1,156,715
FOOD AND BEVERAGE 0.1%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		4,000	4,047
02/01/26	3.650%		75,000	80,343
02/01/46	4.900%		15,000	17,578
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		60,000	60,166
ConAgra Foods, Inc. 01/25/23	3.200%		55,000	56,742
General Mills, Inc. 10/20/17	1.400%		5,000	5,027
Kraft Heinz Foods Co 06/05/17	2.250%		13,000	13,119
Molson Coors Brewing Co. 05/01/42	5.000%		27,000	30,260
Molson Coors Brewing Co.(e) 07/15/46	4.200%		26,000	26,111
PepsiCo, Inc. 02/22/19	1.500%		45,000	45,632
Sysco Corp. 07/15/21	2.500%		10,000	10,219
Wm. Wrigley Jr., Co.(d) 10/21/18	2.400%		8,000	8,159
10/21/19	2.900%		60,000	62,351
Total				419,754
HEALTH CARE —%
Becton Dickinson and Co. 05/15/17	1.450%		11,000	11,028
12/15/44	4.685%		10,000	11,266
Total				22,294
HEALTHCARE INSURANCE —%
Aetna, Inc. 06/07/19	1.900%		20,000	20,260
06/15/46	4.375%		20,000	20,770
Cigna Corporation 03/15/21	4.500%		30,000	32,933
UnitedHealth Group, Inc. 12/15/17	1.400%		23,000	23,124
Total				97,087

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 03/15/40	6.200%	19,000	21,301
Canadian Natural Resources Ltd. 08/15/16	6.000%	9,000	9,037
05/15/17	5.700%	6,000	6,173
02/01/35	5.850%	20,000	20,209
03/15/38	6.250%	21,000	22,828
Cimarex Energy Co. 05/01/22	5.875%	36,000	37,690
06/01/24	4.375%	11,000	11,503
Continental Resources, Inc. 09/15/22	5.000%	41,000	40,077
06/01/44	4.900%	5,000	4,125
Marathon Oil Corp. 06/01/45	5.200%	10,000	8,705
Noble Energy, Inc. 11/15/43	5.250%	26,000	26,435
Woodside Finance Ltd.(d) 03/05/25	3.650%	60,000	59,157
Total			267,240
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	3,000	2,823
09/15/42	4.450%	37,000	29,443
09/15/43	5.200%	25,000	21,479
Total			53,745
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%	105,000	113,890
Guardian Life Insurance Co. of America (The) Subordinated(d) 06/19/64	4.875%	40,000	41,197
MetLife, Inc. 12/15/17	1.756%	5,000	5,047
09/15/23	4.368%	25,000	27,677
03/01/45	4.050%	15,000	14,777
05/13/46	4.600%	30,000	32,252
Northwestern Mutual Life Insurance Co. (The) Subordinated(d) 03/30/40	6.063%	25,000	31,978
Peachtree Corners Funding Trust(d) 02/15/25	3.976%	100,000	100,259
TIAA Asset Management Finance Co. LLC(d) 11/01/19	2.950%	15,000	15,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America Subordinated(d) 09/15/44	4.900%	60,000	67,305
Total			449,749
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc. 09/15/44	4.750%	35,000	38,776
Scripps Networks Interactive, Inc. 11/15/24	3.900%	67,000	70,444
Thomson Reuters Corp. 10/15/19	4.700%	15,000	16,225
05/23/43	4.500%	40,000	39,648
Time Warner, Inc. 03/29/41	6.250%	15,000	18,877
Total			183,970
METALS —%
Barrick Gold Corp. 04/01/42	5.250%	8,000	8,166
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	23,000	26,544
Enterprise Products Operating LLC 05/07/18	1.650%	17,000	17,014
02/15/45	5.100%	25,000	27,360
05/15/46	4.900%	15,000	16,160
Kinder Morgan Energy Partners LP 05/01/24	4.300%	25,000	25,215
03/01/43	5.000%	60,000	56,808
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	32,000	29,454
10/15/23	3.850%	30,000	29,072
11/01/24	3.600%	5,000	4,695
06/15/44	4.700%	16,000	13,666
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	10,000	10,266
Western Gas Partners LP(e) 07/01/26	4.650%	5,000	4,990
Williams Partners LP 09/15/45	5.100%	44,000	37,738
Total			298,982
NATURAL GAS —%
NiSource Finance Corp. 02/15/43	5.250%	30,000	36,040

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy 04/01/17	2.300%	25,000	25,207
06/15/24	3.550%	95,000	99,572
Total			160,819
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	36,000	20,520
PHARMACEUTICALS —%
AbbVie, Inc. 11/06/17	1.750%	60,000	60,354
Actavis Funding 03/15/45	4.750%	15,000	15,751
Amgen, Inc.(d) 06/15/51	4.663%	3,000	3,130
Pfizer, Inc. 06/01/18	1.200%	50,000	50,232
Total			129,467
PROPERTY & CASUALTY —%
Alleghany Corp. 09/15/44	4.900%	15,000	15,635
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	15,000	16,838
CNA Financial Corp. 05/15/24	3.950%	16,000	16,825
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%	30,000	33,152
06/15/23	4.250%	57,000	60,547
Total			142,997
RAILROADS —%
Burlington Northern Santa Fe LLC 08/01/46	3.900%	5,000	5,278
REFINING —%
Marathon Petroleum Corp. 09/15/44	4.750%	20,000	17,055
Phillips 66
05/01/17	2.950%	30,000	30,439
Valero Energy Corp. 03/15/45	4.900%	2,000	1,852
Total			49,346
RESTAURANTS —%
McDonald's Corp. 03/01/18	5.350%	50,000	53,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Yum! Brands, Inc. 11/01/43	5.350%		39,000	31,395
Total				84,864
RETAILERS —%
CVS Health Corp. 06/01/21	2.125%		30,000	30,369
06/01/26	2.875%		20,000	20,438
Total				50,807
TECHNOLOGY 0.1%
Apple, Inc. 02/23/18	1.300%		35,000	35,238
02/09/45	3.450%		19,000	17,853
International Business Machine Corp. 11/19/19	1.375%	EUR	100,000	116,252
Oracle Corp.(e) 09/15/21	1.900%		20,000	20,073
07/15/46	4.000%		15,000	15,123
Total				204,539
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(d) 12/01/26	3.300%		95,000	97,133
FedEx Corp. 04/01/46	4.550%		15,000	16,277
Heathrow Funding Ltd.(d) 02/15/23	5.225%	GBP	50,000	78,883
Total				192,293
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		28,000	28,363
Rogers Communications, Inc. 03/15/23	3.000%		36,000	37,564
Total				65,927
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		65,000	65,111
06/15/45	4.350%		94,000	91,083
Verizon Communications, Inc. 11/01/42	3.850%		45,000	42,444
03/15/55	4.672%		48,000	48,549
Total				247,187
Total Corporate Bonds & Notes (Cost: $4,932,952)				5,031,394

Residential Mortgage-Backed Securities —
Agency 6.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e) 07/19/31	2.500%	8,592,000	8,889,190
07/19/31	3.000%	592,000	620,629
07/19/31-07/14/46	3.500%	14,340,000	15,151,048
07/14/46	4.000%	592,000	634,718
Total Residential Mortgage-Backed Securities — Agency (Cost: $25,179,209)			25,295,585

U.S. Treasury Obligations —%

U.S. Treasury 05/15/45	3.000%	40,000	45,976
Total U.S. Treasury Obligations (Cost: $39,174)			45,976
Options Purchased Puts 0.4%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
S&P 500 Index	35	1,850.00	12/15/17	398,650
S&P 500 Index	38	1,700.00	12/15/17	298,490
S&P 500 Index	16	1,650.00	12/15/17	111,280
S&P 500 Index	56	1,800.00	12/15/17	560,840
S&P 500 Index	35	1,650.00	12/15/17	243,425
Total Options Purchased Puts (Cost: $2,344,471)				1,612,685

Money Market Funds 24.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(f)	93,526,203	93,526,203
Total Money Market Funds (Cost: $93,526,203)		93,526,203
Total Investments (Cost: $407,448,257)		413,165,284
Other Assets & Liabilities, Net		(23,368,603)
Net Assets		389,796,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, cash totaling $1,737,213 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	07/15/2016	158,000	GBP	229,145	USD	18,788	—
State Street	07/15/2016	46,000	CAD	36,109	USD	503	—
UBS	07/15/2016	308,000	EUR	349,127	USD	7,195	—
Total						26,486	—

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
BP Currency	8	USD	662,400	09/2016	—	(65,835)
Canadian Government 10-Year Bond	1	CAD	114,586	09/2016	2,698	—
Euro FX	2	USD	277,688	09/2016	—	(7,370)
Euro-Bobl	1	EUR	148,263	09/2016	1,210	—
Euro-Bund	2	EUR	370,923	09/2016	6,868	—
JPY Currency	12	USD	1,456,050	09/2016	53,356	—
Long Gilt	1	GBP	171,052	09/2016	8,033	—
S&P 500 E-mini	173	USD	18,080,230	09/2016	308,844	—
S&P 500 Index	1	USD	522,550	09/2016	5,034	—
TOPIX Index	10	JPY	1,206,120	09/2016	—	(63,429)
U.S. Long Bond	40	USD	6,893,750	09/2016	293,110	—
U.S. Long Bond	6	USD	1,034,063	09/2016	31,394	—
U.S. Treasury 10-Year Note	66	USD	8,776,969	09/2016	221,593	—
U.S. Treasury 10-Year Note	13	USD	1,728,797	09/2016	24,230	—
U.S. Treasury 2-Year Note	89	USD	19,520,203	09/2016	93,402	—
U.S. Treasury 2-Year Note	25	USD	5,483,203	09/2016	12,940	—
U.S. Treasury 5-Year Note	200	USD	24,432,813	09/2016	448,058	—
U.S. Treasury 5-Year Note	4	USD	488,656	09/2016	5,953	—
U.S. Treasury 5-Year Note	6	USD	732,984	09/2016	2,122	—
U.S. Ultra Bond	2	USD	372,750	09/2016	23,324	—
Total			92,474,050		1,542,169	(136,634)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(11)	EUR	(348,517)	09/2016	—	(4,106)
FTSE 100 Index	(4)	GBP	(341,998)	09/2016	—	(6,486)
Russell 2000 Mini	(18)	USD	(2,065,320)	09/2016	—	(16,112)
S&P/TSE 60 Index	(6)	CAD	(757,831)	09/2016	—	(6,052)
U.S. Long Bond	(7)	USD	(1,206,406)	09/2016	—	(66,347)
U.S. Treasury 10-Year Note	(3)	USD	(398,953)	09/2016	—	(10,130)
U.S. Treasury 2-Year Note	(17)	USD	(3,728,578)	09/2016	—	(24,203)
U.S. Treasury Ultra 10-Year Note	(1)	USD	(145,672)	09/2016	—	(1,044)
U.S. Ultra Bond	(1)		(186,375)	09/2016	—	(3,647)
Total			(9,179,650)		—	(138,127)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,856,006	51,425,312	(13,755,115)	—	93,526,203	—	152,606	93,526,203
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	1,816,176	1,064,001	(17,068)	(1,049)	2,862,060	—	—	3,239,277
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	5,453,906	4,292,360	(54,303)	(4,976)	9,686,987	—	—	9,975,392
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	2,126,435	928,630	(33,872)	(781)	3,020,412	—	—	3,433,069
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	7,013,094	1,990,000	(9,001,632)	(1,462)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	26,799,772	14,314,850	(86,191)	(2,041)	41,026,390	24,858	732,054	41,961,171
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	791,342	545,795	(13,785)	(1,658)	1,321,694	—	—	1,472,839
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	8,493,443	4,717,160	(40,119)	(4,888)	13,165,596	—	492,722	12,639,928
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	6,722,165	14,054,697	(25,142)	(69)	20,751,651	—	397,611	21,572,267
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	—	1,643,816	(621,785)	(9,435)	1,012,596	—	—	1,023,628
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	1,643,777	(625,137)	5,158	1,023,798	—	—	1,069,010
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	855,419	581,258	(52,190)	(9,945)	1,374,542	—	—	1,466,076

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	1,068,835	552,096	(23,058)	(2,254)	1,595,619	—	—	1,767,470
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	3,308,669	1,113,036	(1,678,535)	(202,912)	2,540,258	—	—	2,671,417
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	8,050,325	4,650,194	(40,260)	(1,030)	12,659,229	91,817	353,291	12,565,865
Variable Portfolio — American Century Diversified Bond Fund, Class 1	27,000,237	14,675,043	(180,349)	(6,109)	41,488,822	23,302	744,603	42,205,863
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	225,420	1,337	(199,929)	(26,828)	—	—	1,337	—
Variable Portfolio — DFA International Value Fund, Class 1	3,146,777	1,793,657	(45,322)	(13,179)	4,881,933	20,074	73,290	4,510,410
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	19,790,049	11,777,681	(58,467)	49	31,509,312	52,132	662,992	32,130,992
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	2,113	1,811,555	(596,663)	(10,562)	1,206,443	—	—	1,232,546
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	1,000,894	876,029	(9,350)	(1,117)	1,866,456	—	22,258	1,808,278
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	814,523	3,476,358	(16,196)	(1,140)	4,273,545	—	—	4,548,346
Variable Portfolio — MFS Value Fund, Class 1	997,753	532,502	(32,930)	(1,858)	1,495,467	—	—	1,775,081
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	2,204,150	1,213,759	(50,718)	(2,434)	3,364,757	—	—	3,684,023
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	841,830	511,258	(29,390)	(3,427)	1,320,271	—	—	1,474,744
Variable Portfolio — NFJ Dividend Value Fund, Class 1	1,099,978	556,318	(34,389)	(1,910)	1,619,997	—	—	1,771,971
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	998,777	681,834	(36,963)	(5,014)	1,638,634	—	—	1,764,553
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	2,910,937	2,010,558	(30,029)	(5,396)	4,886,070	50,288	41,130	4,668,594
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	1,126,466	606,793	(51,702)	(14,365)	1,667,192	—	—	1,741,287
Variable Portfolio — Partners Small Cap Value Fund, Class 1	2,588,518	767,792	(1,367,009)	(44,026)	1,945,275	—	—	2,138,419
Variable Portfolio — Pyramis® International Equity Fund, Class 1	3,002,305	1,935,907	(37,824)	(7,688)	4,892,700	—	86,878	4,579,424
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	26,535,966	14,943,013	(87,566)	(18)	41,391,395	173,227	502,637	42,204,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	1,099	1,755,064	(596,876)	7,247	1,166,534	—	—	1,234,979
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	3,125,883	2,125,426	(8,893)	13	5,242,429	20,365	48,094	5,219,065
Total	225,769,262	165,568,866	(29,538,757)	(375,104)	361,424,267	456,063	4,311,503	367,077,064

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,068,440 or 0.27% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	14,102,580	—	—	14,102,580
Corporate Bonds & Notes	—	5,031,394	—	5,031,394
Residential Mortgage-Backed Securities — Agency	—	25,295,585	—	25,295,585
U.S. Treasury Obligations	45,976	—	—	45,976
Options Purchased Puts	1,612,685	—	—	1,612,685
Investments measured at net asset value
Equity Funds	—	—	—	63,050,833
Fixed-Income Funds	—	—	—	210,500,028
Money Market Funds	—	—	—	93,526,203
Total Investments	15,761,241	30,326,979	—	413,165,284

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	26,486	—	26,486
Futures Contracts	1,542,169	—	—	1,542,169
Liabilities
Futures Contracts	(274,761)	—	—	(274,761)
Total	17,028,649	30,353,465	—	414,459,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $43,679,519)	$44,475,535
Affiliated issuers (identified cost $361,424,267)	367,077,064
Options purchased (identified cost $2,344,471)	1,612,685
Total investments (identified cost $407,448,257)	413,165,284
Foreign currency (identified cost $3,479)	3,484
Margin deposits	1,737,213
Unrealized appreciation on forward foreign currency exchange contracts	26,486
Receivable for:
Investments sold	813,981
Capital shares sold	597,342
Dividends	54,402
Interest	74,096
Variation margin	274,592
Trustees' deferred compensation plan	10,133
Total assets	416,757,013
Liabilities
Payable for:
Investments purchased	1,490,321
Investments purchased on a delayed delivery basis	25,278,082
Capital shares purchased	27,166
Variation margin	110,622
Investment management fees	2,508
Distribution and/or service fees	2,647
Transfer agent fees	197
Compensation of board members	1,552
Chief compliance officer expenses	25
Other expenses	37,079
Trustees' deferred compensation plan	10,133
Total liabilities	26,960,332
Net assets applicable to outstanding capital stock	$389,796,681
Represented by
Trust capital	$389,796,681
Total — representing net assets applicable to outstanding capital stock	$389,796,681
Class 2
Net assets	$389,796,681
Shares outstanding	35,931,122
Net asset value per share	$10.85

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$237,932
Dividends — affiliated issuers	4,311,503
Interest	81,858
Total income	4,631,293
Expenses:
Investment management fees	359,881
Distribution and/or service fees
Class 2	391,383
Transfer agent fees
Class 2	28,163
Compensation of board members	9,663
Custodian fees	15,705
Printing and postage fees	18,858
Audit fees	10,836
Legal fees	4,480
Chief compliance officer expenses	65
Other	3,789
Total expenses	842,823
Net investment income	3,788,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,203)
Investments — affiliated issuers	(375,104)
Capital gain distributions from underlying affiliated funds	456,063
Foreign currency translations	(462)
Forward foreign currency exchange contracts	(3,169)
Futures contracts	1,360,359
Options purchased	(247,782)
Net realized gain	1,168,702
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	721,502
Investments — affiliated issuers	6,430,518
Foreign currency translations	11,771
Forward foreign currency exchange contracts	23,818
Futures contracts	1,069,700
Options purchased	(171,364)
Net change in unrealized appreciation	8,085,945
Net realized and unrealized gain	9,254,647
Net increase in net assets resulting from operations	$13,043,117

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$3,788,470	$1,844,448
Net realized gain (loss)	1,168,702	(424,492)
Net change in unrealized appreciation (depreciation)	8,085,945	(4,247,546)
Net increase (decrease) in net assets resulting from operations	13,043,117	(2,827,590)
Increase in net assets from capital stock activity	134,778,354	102,382,713
Total increase in net assets	147,821,471	99,555,123
Net assets at beginning of period	241,975,210	142,420,087
Net assets at end of period	$389,796,681	$241,975,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	13,158,178	138,628,922	11,813,595	125,160,398
Redemptions	(367,576)	(3,850,568)	(2,139,792)	(22,777,685)
Net increase	12,790,602	134,778,354	9,673,803	102,382,713
Total net increase	12,790,602	134,778,354	9,673,803	102,382,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.46		$10.58	$10.13	$10.00
Income from investment operations:
Net investment income	0.13		0.10	0.06	0.10
Net realized and unrealized gain (loss)	0.26		(0.22)	0.39	0.03
Total from investment operations	0.39		(0.12)	0.45	0.13
Net asset value, end of period	$10.85		$10.46	$10.58	$10.13
Total return	3.73%		(1.13%)	4.44%	1.30%
Ratios to average net assets(b)
Total gross expenses	0.54	%(c)	0.56%	0.61%	0.91	%(c)
Total net expenses(d)	0.54	%(c)	0.56%	0.60%	0.67	%(c)
Net investment income	2.42	%(c)	0.98%	0.54%	1.34	%(c)
Supplemental data
Net assets, end of period (in thousands)	$389,797		$241,975	$142,420	$62,186
Portfolio turnover	53%		142%	184%	109%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	313,878	*
Equity risk	Investments, at value — Options purchased	1,612,685
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	26,486
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	53,356	*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,174,935	*
Total		3,181,340
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	96,185	*
Foreign exchange risk	Component of trust capital — unrealized depreciation on futures contracts	73,205	*
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	105,371	*
Total		274,761

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	157,351	(247,782)	(90,431)
Foreign exchange risk	(3,169)	179,474	—	176,305
Interest rate risk	—	1,023,534	—	1,023,534
Total	(3,169)	1,360,359	(247,782)	1,109,408

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	70,451	(171,364)	(100,913)
Foreign exchange risk	23,818	(40,617)	—	(16,799)
Interest rate risk	—	1,039,866	—	1,039,866
Total	23,818	1,069,700	(171,364)	922,154

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	84,092,626
Futures contracts — Short	7,840,080
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	1,628,650
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	13,396	—

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Deutsche Bank ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	18,788	503	7,195	26,486
Options purchased puts	1,612,685	—	—	—	1,612,685
Total Assets	1,612,685	18,788	503	7,195	1,639,171
Total Financial and Derivative Net Assets	1,612,685	18,788	503	7,195	1,639,171
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	1,612,685	18,788	503	7,195	1,639,171

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Semiannual Report 2016
27

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2016 was 0.23% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $189,530, and the administrative services fee paid to the Investment Manager was $30,588.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 2	1.10%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $252,133,114 and $137,298,140, respectively, for the six months ended June 30, 2016, of which $125,911,612 and $113,712,413, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the sixty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Semiannual Report 2016
33

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
34

This page intentionally left blank.

Semiannual Report 2016
35

This page intentionally left blank.

Semiannual Report 2016
36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Variable Portfolio — Managed Volatility Conservative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6627 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	14
Consolidated Statement of Operations	16
Consolidated Statement of Changes in Net Assets	17
Consolidated Financial Highlights	19
Notes to Consolidated Financial Statements	21
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	32
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Semiannual Report 2016

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund) Class 2 shares returned 1.12% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Citi Three-Month U.S. Treasury Bill Index, which returned 0.12% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	1.19	2.32	5.91
Class 2	04/30/12	1.12	2.02	5.65
Citi Three-Month U.S. Treasury Bill Index		0.12	0.14	0.07

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Holdings (%) (at June 30, 2016)
Money Market Funds	66.6
Treasury Bills	27.8
Other Assets & Liabilities	5.6
Total	100.0

Percentages indicated are based upon net assets. At period end, the Fund held investments in money market funds (including an affiliated fund) and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund's investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	102.1	(2.5)	99.6
Commodities Derivative Contracts	5.9	(2.2)	3.7
Equity Derivative Contracts	0.6	(4.7)	(4.1)
Foreign Currency Derivative Contracts	30.2	(29.4)	0.8
Total Notional Market Value of Derivative Contracts	138.8	(38.8)	100.0

(a) The Fund has market exposure (long and/or short) to the fixed income, commodities and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D.

John Liew, Ph.D.

Brian Hurst

Yao Hua Ooi

Ari Levine, M.S.

Semiannual Report 2016
3

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,011.90	1,018.90	6.00	6.02	1.20
Class 2	1,000.00	1,000.00	1,011.20	1,017.60	7.30	7.32	1.46

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Treasury Bills 27.8%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills 07/21/16	0.210%	1,202,000	1,201,851
07/28/16	0.250%	38,691,000	38,683,574
08/04/16	0.220%	21,670,000	21,665,513
08/18/16	0.220%	5,685,000	5,683,315
09/01/16	0.230%	1,230,000	1,229,508
09/22/16	0.240%	425,000	424,764
12/01/16	0.290%	15,884,000	15,864,764
12/15/16	0.280%	1,063,000	1,061,642
12/22/16	0.290%	2,049,000	2,046,193
Total Treasury Bills (Cost: $87,834,805)			87,861,124

Money Market Funds 66.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(b)	140,278,110	140,278,110
JPMorgan Prime Money Market Fund, Capital Shares, 0.420%(a)(c)	35,663,406	35,663,406
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.210%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost: $210,941,516)		210,941,516
Total Investments (Cost: $298,776,321)		298,802,640
Other Assets & Liabilities, Net		17,800,642
Net Assets		316,603,282

At June 30, 2016, securities and cash totaling $16,469,691 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/21/2016	77,293,000	AUD	55,591,065	USD	—	(1,887,427)
Citi	09/21/2016	280,000	BRL	75,594	USD	—	(9,480)
Citi	09/21/2016	869,000	CAD	674,536	USD	1,802	—
Citi	09/21/2016	26,286,000	CAD	20,190,690	USD	—	(158,544)
Citi	09/21/2016	71,000	CHF	73,664	USD	620	—
Citi	09/21/2016	79,000	CHF	80,427	USD	—	(847)
Citi	09/21/2016	1,000,014,000	CLP	1,431,099	USD	—	(69,026)
Citi	09/21/2016	312,631,000	COP	98,656	USD	—	(6,595)
Citi	09/21/2016	50,653,000	EUR	57,457,326	USD	1,080,443	—
Citi	09/21/2016	7,349,000	EUR	8,100,846	USD	—	(78,605)
Citi	09/21/2016	19,552,000	GBP	27,742,322	USD	1,693,618	—
Citi	09/21/2016	1,112,000	HKD	143,388	USD	—	(85)
Citi	09/21/2016	1,171,209,000	HUF	4,165,817	USD	50,080	—
Citi	09/21/2016	212,954,000	HUF	741,858	USD	—	(6,482)
Citi	09/21/2016	11,455,524,000	IDR	824,457	USD	—	(34,994)
Citi	09/21/2016	4,998,000	ILS	1,301,142	USD	3,671	—
Citi	09/21/2016	6,080,000	ILS	1,571,595	USD	—	(6,761)
Citi	09/21/2016	5,642,000	INR	82,730	USD	276	—
Citi	09/21/2016	151,934,000	INR	2,212,144	USD	—	(8,281)
Citi	09/21/2016	2,794,091,000	JPY	27,273,872	USD	142,340	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/21/2016	3,507,197,000	JPY	33,203,669	USD	—	(852,353)
Citi	09/21/2016	22,269,275,000	KRW	18,825,322	USD	—	(475,993)
Citi	09/21/2016	4,230,000	MXN	230,223	USD	694	—
Citi	09/21/2016	241,570,000	MXN	12,892,933	USD	—	(215,135)
Citi	09/21/2016	9,661,000	MYR	2,341,715	USD	—	(75,107)
Citi	09/21/2016	70,901,000	NOK	8,512,490	USD	41,673	—
Citi	09/21/2016	11,164,000	NOK	1,322,201	USD	—	(11,605)
Citi	09/21/2016	10,830,000	NZD	7,536,661	USD	—	(164,768)
Citi	09/21/2016	79,203,000	PHP	1,693,237	USD	18,081	—
Citi	09/21/2016	7,642,000	PHP	161,325	USD	—	(304)
Citi	09/21/2016	39,139,000	PLN	9,927,873	USD	25,412	—
Citi	09/21/2016	16,227,000	PLN	4,075,826	USD	—	(29,727)
Citi	09/21/2016	114,540,000	SEK	13,835,082	USD	249,806	—
Citi	09/21/2016	29,654,000	SEK	3,499,202	USD	—	(17,978)
Citi	09/21/2016	3,796,000	SGD	2,764,387	USD	—	(51,157)
Citi	09/21/2016	2,323,000	TRY	763,138	USD	—	(29,632)
Citi	09/21/2016	96,491,000	TWD	2,961,268	USD	—	(41,501)
Citi	09/21/2016	27,419,385	USD	37,267,000	AUD	294,004	—
Citi	09/21/2016	5,236,998	USD	7,032,000	AUD	—	(7,692)
Citi	09/21/2016	4,831,900	USD	17,460,000	BRL	473,077	—
Citi	09/21/2016	2,249,796	USD	2,940,000	CAD	26,197	—
Citi	09/21/2016	16,216,477	USD	20,666,000	CAD	—	(217,951)
Citi	09/21/2016	56,256	USD	55,379	CHF	717	—
Citi	09/21/2016	19,274	USD	18,621	CHF	—	(117)
Citi	09/21/2016	1,338,367	USD	911,306,000	CLP	28,686	—
Citi	09/21/2016	41,451	USD	27,534,000	CLP	—	(148)
Citi	09/21/2016	205,997	USD	618,402,000	COP	2,194	—
Citi	09/21/2016	36,431	USD	107,416,000	COP	—	(268)
Citi	09/21/2016	4,990,058	USD	4,488,000	EUR	5,094	—
Citi	09/21/2016	51,989,308	USD	46,343,000	EUR	—	(409,462)
Citi	09/21/2016	10,014,942	USD	6,806,000	GBP	—	(947,456)
Citi	09/21/2016	4,724,622	USD	1,305,326,000	HUF	—	(137,585)
Citi	09/21/2016	4,231,897	USD	58,481,625,000	IDR	155,687	—
Citi	09/21/2016	1,598,981	USD	6,117,000	ILS	—	(11,019)
Citi	09/21/2016	2,068,407	USD	142,148,038	INR	9,002	—
Citi	09/21/2016	1,501,776	USD	102,533,850	INR	—	(3,305)
Citi	09/21/2016	60,508,841	USD	6,533,862,000	JPY	2,937,082	—
Citi	09/21/2016	9,173,237	USD	10,667,681,000	KRW	72,698	—
Citi	09/21/2016	5,978,204	USD	112,717,000	MXN	138,044	—
Citi	09/21/2016	1,105,574	USD	4,498,000	MYR	19,658	—
Citi	09/21/2016	674,285	USD	5,773,000	NOK	15,438	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/21/2016	2,860,398	USD	23,238,000	NOK	—	(84,064)
Citi	09/21/2016	36,207,551	USD	52,220,000	NZD	927,132	—
Citi	09/21/2016	2,882,870	USD	135,196,000	PHP	—	(23,454)
Citi	09/21/2016	353,978	USD	1,435,000	PLN	9,087	—
Citi	09/21/2016	5,452,040	USD	20,994,000	PLN	—	(140,400)
Citi	09/21/2016	5,663,235	USD	45,856,000	SEK	—	(224,380)
Citi	09/21/2016	2,720,642	USD	3,696,000	SGD	20,730	—
Citi	09/21/2016	292,956	USD	394,000	SGD	—	(721)
Citi	09/21/2016	7,156,130	USD	21,552,000	TRY	198,916	—
Citi	09/21/2016	1,096,863	USD	35,527,000	TWD	8,727	—
Citi	09/21/2016	7,128,248	USD	109,097,000	ZAR	159,999	—
Citi	09/21/2016	1,042,733	USD	15,553,000	ZAR	—	(3,712)
Citi	09/21/2016	124,560,000	ZAR	7,808,415	USD	—	(512,840)
Total						8,810,685	(6,956,961)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	126	EUR	35,077,721	12/2016	9,126	—
3-Month Euro Euribor	121	EUR	33,689,105	03/2017	8,281	—
3-Month Euro Euribor	107	EUR	29,795,645	06/2017	13,289	—
3-Month Euro Euribor	202	EUR	56,255,327	09/2017	31,373	—
3-Month Euro Euribor	237	EUR	66,005,825	12/2017	51,106	—
3-Month Euro Euribor	262	EUR	72,964,830	03/2018	60,434	—
3 Month Euro Euribor	162	EUR	45,113,411	06/2018	35,853	—
90-Day Euro$	174	USD	43,206,375	12/2016	49,247	—
90-Day Euro$	173	USD	42,949,413	03/2017	56,424	—
90-Day Euro$	161	USD	39,956,175	06/2017	63,811	—
90-Day Euro$	145	USD	35,970,875	09/2017	72,830	—
90-Day Euro$	137	USD	33,967,438	12/2017	72,194	—
90-Day Euro$	130	USD	32,218,875	03/2018	73,269	—
90 Day Euro$	126	USD	31,213,350	06/2018	73,716	—
90-Day Sterling	134	GBP	22,222,614	12/2016	35,064	—
90-Day Sterling	165	GBP	27,366,412	03/2017	62,991	—
90-Day Sterling	179	GBP	29,688,411	06/2017	97,362	—
90-Day Sterling	125	GBP	20,734,211	09/2017	74,094	—
90-Day Sterling	110	GBP	18,244,275	12/2017	75,723	—
90-Day Sterling	101	GBP	16,749,881	03/2018	72,837	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
90 Day Sterling	96	GBP	15,917,484	06/2018	60,789	—
Australian 10 Year Bond	166	AUD	16,861,886	09/2016	182,773	—
Australian 3 Year Bond	543	AUD	45,836,099	09/2016	83,393	—
Canadian Government 10-Year Bond	108	CAD	12,375,340	09/2016	272,980	—
Cocoa	5	USD	148,150	09/2016	—	(1,595)
Cocoa ICE	62	GBP	1,940,456	09/2016	39,863	—
Coffee C	30	USD	1,638,563	09/2016	64,820	—
Cotton	32	USD	1,026,720	12/2016	—	(21,667)
Euro CHF 3 Month ICE	2	CHF	517,614	06/2017	251	—
Euro-Bobl	42	EUR	6,227,028	09/2016	23,829	—
Euro-Bund	20	EUR	3,709,228	09/2016	82,950	—
Euro-Buxl 30 Year	28	EUR	6,095,279	09/2016	554,671	—
Gold 100 oz.	140	USD	18,488,400	08/2016	462,251	—
JPY Currency	525	USD	63,702,188	09/2016	3,219,492	—
LME Primary Aluminum	10	USD	412,813	09/2016	4,848	—
LME Zinc	16	USD	842,500	09/2016	30,149	—
Lean Hogs	4	USD	133,240	08/2016	—	(5,619)
Long Gilt	6	GBP	1,026,313	09/2016	25,277	—
Natural Gas	29	USD	847,960	07/2016	95,720	—
New Zealand $	95	USD	6,745,950	09/2016	192,878	—
S&P Mid 400 E-mini	18	USD	2,687,400	09/2016	29,002	—
S&P/TSE 60 Index	11	CAD	1,389,357	09/2016	10,961	—
SGX Nifty Index	164	USD	2,734,044	07/2016	62,940	—
Silver	85	USD	7,914,775	09/2016	492,329	—
Soybean	49	USD	2,825,463	11/2016	111,952	—
Sugar #11	454	USD	10,337,398	09/2016	336,732	—
U.S. Long Bond	70	USD	12,064,063	09/2016	546,043	—
U.S. Treasury 10-Year Note	163	USD	21,676,453	09/2016	425,530	—
U.S. Treasury 2-Year Note	458	USD	100,452,282	09/2016	343,414	—
U.S. Treasury 5-Year Note	332	USD	40,558,469	09/2016	565,848	—
Total			1,140,523,084		9,410,709	(28,881)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Amsterdam IDX	(48)	EUR	(4,637,511)	07/2016	—	(172,464)
BP Currency	(56)	USD	(4,636,800)	09/2016	417,437	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Banker's Acceptance	(50)	CAD	(9,590,154)	09/2016	—	(11,308)
Banker's Acceptance	(50)	CAD	(9,591,606)	12/2016	—	(7,116)
Banker's Acceptance	(14)	CAD	(2,685,921)	03/2017	—	(1,100)
Brent Crude	(8)	USD	(397,680)	07/2016	—	(5,161)
CAC40 Index	(92)	EUR	(4,322,786)	07/2016	—	(79,132)
Copper	(102)	USD	(5,598,525)	09/2016	—	(101,057)
DAX Index	(19)	EUR	(5,096,568)	09/2016	—	(57,264)
DJIA Mini E-CBOT	(28)	USD	(2,494,660)	09/2016	—	(76,265)
EURO STOXX 50	(151)	EUR	(4,784,187)	09/2016	—	(66,878)
Euro CHF 3-Month ICE	(11)	CHF	(2,844,060)	09/2016	—	(5,198)
Euro CHF 3-Month ICE	(13)	CHF	(3,363,159)	12/2016	—	(7,688)
Euro CHF 3-Month ICE	(7)	CHF	(1,811,470)	03/2017	—	(3,852)
FTSE 100 Index	(15)	GBP	(1,282,492)	09/2016	—	(64,341)
FTSE/JSE Top 40 Index	(40)	ZAR	(1,261,434)	09/2016	—	(10,768)
FTSE/MIB Index	(21)	EUR	(1,886,636)	09/2016	—	(933)
H-Shares Index	(15)	HKD	(843,473)	07/2016	—	(31,550)
Hang Seng Index	(18)	HKD	(2,430,015)	07/2016	—	(105,321)
IBEX 35 Index	(22)	EUR	(1,984,239)	07/2016	—	(3,640)
KC HRW Wheat	(66)	USD	(1,394,250)	09/2016	159,441	—
KOSPI 200 Index	(10)	KRW	(1,060,251)	09/2016	—	(8,334)
LME Copper	(48)	USD	(5,817,600)	09/2016	—	(252,182)
LME Nickel	(8)	USD	(453,216)	09/2016	—	(41,146)
Low Sulphur Gasoil	(1)	USD	(44,625)	08/2016	—	(1,171)
MSCI Singapore IX ETS	(138)	SGD	(3,250,494)	07/2016	—	(135,775)
MSCI Taiwan Index	(2)	USD	(63,500)	07/2016	—	(2,264)
NASDAQ 100 E-mini	(49)	USD	(4,318,860)	09/2016	—	(176,516)
NY Harbor ULSD	(5)	USD	(312,627)	07/2016	—	(3,613)
Platinum	(10)	USD	(512,150)	10/2016	—	(18,547)
RBOB Gasoline	(50)	USD	(3,152,730)	07/2016	16,069	—
Russell 2000 Mini	(35)	USD	(4,015,900)	09/2016	—	(157,767)
S&P 500 E-mini	(29)	USD	(3,030,790)	09/2016	—	(104,017)
SPI 200 Index	(6)	AUD	(579,039)	09/2016	—	(10,362)
Soybean Oil	(54)	USD	(1,039,068)	12/2016	18,528	—
TOPIX Index	(47)	JPY	(5,668,765)	09/2016	240,726	—
WTI Crude	(11)	USD	(531,630)	07/2016	—	(10,303)
Wheat	(210)	USD	(4,677,750)	09/2016	231,481	—
Total			(111,466,621)		1,083,682	(1,733,033)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Total Return Swap Contracts on Futures at June 30, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	Euro-Schatz	09/08/2016	EUR	76,235,201	140,491	—
Barclays	Euro-Bobl	09/08/2016	EUR	50,112,751	513,225	—
Barclays	Euro-Bund	09/08/2016	EUR	17,433,371	400,740	—
Japanese 10 Year Barclays	Government Bond	09/12/2016	JPY	29,617,005	176,609	—
Barclays	Canadian 10 Year Bond	09/21/2016	CAD	8,135,640	105,567	—
Barclays	Long Gilt	09/28/2016	GBP	14,026,284	559,962	—
Citi	Corn	09/14/2016	USD	4,769,775	—	(851,894)
Citi	Wheat	09/14/2016	USD	(295,750)	54,250	—
Citi	Wheat	09/14/2016	USD	(1,180,575)	2,629	—
Citi	Soybean	11/14/2016	USD	10,263,925	—	(10,633)
Citi	Cotton	12/07/2016	USD	2,021,355	—	(53,270)
Citi	Soybean Oil	12/14/2016	USD	(923,616)	—	(4,593)
Citi	Soybean Meal	12/14/2016	USD	3,007,500	59,625	—
Deutsche Bank	Lean Hogs	08/12/2016	USD	3,664,100	—	(223,254)
JPMorgan	TAIEX	07/20/2016	TWD	(950,693)	—	(20,576)
JPMorgan	H-Shares Index	07/28/2016	HKD	(618,547)	—	(26,947)
JPMorgan	Swiss Market Index	09/16/2016	CHF	(3,595,699)	—	(141,785)
Total					2,013,098	(1,332,952)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,856,886	278,623,011	(262,201,787)	140,278,110	406,458	140,278,110

(c)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

COP  Colombian Peso

EUR  Euro

GBP  British Pound

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	87,861,124	—	—	87,861,124
Money Market Funds	70,663,406	—	—	70,663,406
Investments measured at net asset value
Money Market Funds	—	—	—	140,278,110
Total Investments	158,524,530	—	—	298,802,640
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	8,810,685	—	8,810,685
Futures Contracts	10,494,391	—	—	10,494,391
Swap Contracts	—	2,013,098	—	2,013,098
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,956,961)	—	(6,956,961)
Futures Contracts	(1,761,914)	—	—	(1,761,914)
Swap Contracts	—	(1,332,952)	—	(1,332,952)
Total	167,257,007	2,533,870	—	310,068,987

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $158,498,211)	$158,524,530
Affiliated issuers (identified cost $140,278,110)	140,278,110
Total investments (identified cost $298,776,321)	298,802,640
Foreign currency (identified cost $73,394)	73,249
Cash collateral held at broker	1,480,000
Margin deposits	14,326,284
Due from custodian	240,000
Unrealized appreciation on forward foreign currency exchange contracts	8,810,685
Unrealized appreciation on swap contracts	2,013,098
Receivable for:
Investments sold	3,473,245
Capital shares sold	54,093
Dividends	70,501
Variation margin	936,392
Trustees' deferred compensation plan	16,281
Total assets	330,296,468
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	6,956,961
Unrealized depreciation on swap contracts	1,332,952
Payable for:
Investments purchased	1,637,502
Capital shares purchased	9,369
Collateral and deposits	1,830,000
Variation margin	1,858,178
Investment management fees	9,024
Distribution and/or service fees	229
Transfer agent fees	492
Compensation of board members	1,897
Chief compliance officer expenses	38
Other expenses	40,263
Trustees' deferred compensation plan	16,281
Total liabilities	13,693,186
Net assets applicable to outstanding capital stock	$316,603,282

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Represented by
Paid-in capital	$348,753,992
Excess of distributions over net investment income	(53,246,248)
Accumulated net realized gain	9,833,883
Unrealized appreciation (depreciation) on:
Investments	26,319
Foreign currency translations	(31,011)
Forward foreign currency exchange contracts	1,853,724
Futures contracts	8,732,477
Swap contracts	680,146
Total — representing net assets applicable to outstanding capital stock	$316,603,282
Class 1
Net assets	$281,477,723
Shares outstanding	32,282,419
Net asset value per share	$8.72
Class 2
Net assets	$35,125,559
Shares outstanding	4,028,527
Net asset value per share	$8.72

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,588
Dividends — affiliated issuers	406,458
Interest	169,547
Total income	577,593
Expenses:
Investment management fees	1,705,466
Distribution and/or service fees
Class 2	40,046
Transfer agent fees
Class 1	83,414
Class 2	9,611
Compensation of board members	10,490
Custodian fees	16,803
Printing and postage fees	12,316
Audit fees	18,603
Legal fees	3,591
Chief compliance officer expenses	76
Other	4,723
Total expenses	1,905,139
Net investment loss	(1,327,546)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Foreign currency translations	94,972
Forward foreign currency exchange contracts	(3,005,981)
Futures contracts	(6,377,449)
Swap contracts	2,897,651
Net realized loss	(6,390,807)
Net change in unrealized appreciation (depreciation) on:
Investments	24,877
Foreign currency translations	(37,963)
Forward foreign currency exchange contracts	2,897,377
Futures contracts	7,073,430
Swap contracts	1,164,526
Net change in unrealized appreciation	11,122,247
Net realized and unrealized gain	4,731,440
Net increase in net assets resulting from operations	$3,403,894

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(1,327,546)	$(4,011,973)
Net realized gain (loss)	(6,390,807)	28,672,431
Net change in unrealized appreciation (depreciation)	11,122,247	(20,570,968)
Net increase in net assets resulting from operations	3,403,894	4,089,490
Distributions to shareholders
Net investment income
Class 1	(15,260,594)	(49,859,467)
Class 2	(1,813,356)	(2,849,028)
Total distributions to shareholders	(17,073,950)	(52,708,495)
Increase (decrease) in net assets from capital stock activity	28,772,158	(71,083,830)
Total increase (decrease) in net assets	15,102,102	(119,702,835)
Net assets at beginning of period	301,501,180	421,204,015
Net assets at end of period	$316,603,282	$301,501,180
Excess of distributions over net investment income	$(53,246,248)	$(34,844,752)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,973	26,876	549,510	6,083,704
Distributions reinvested	1,746,063	15,260,594	5,491,131	49,859,467
Redemptions	(2,371)	(21,949)	(12,783,439)	(142,027,181)
Net increase (decrease)	1,746,665	15,265,521	(6,742,798)	(86,084,010)
Class 2 shares
Subscriptions	1,954,099	18,064,520	1,261,607	12,761,983
Distributions reinvested	207,478	1,813,356	313,770	2,849,028
Redemptions	(703,521)	(6,371,239)	(62,006)	(610,831)
Net increase	1,458,056	13,506,637	1,513,371	15,000,180
Total net increase (decrease)	3,204,721	28,772,158	(5,229,427)	(71,083,830)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$9.11		$10.99	$10.83	$10.43	$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.11)	(0.11)	(0.10)	(0.06)
Net realized and unrealized gain	0.15		0.12	1.09	1.00	0.49
Increase from payment by affiliate	—		—	—	—	0.00	(b)
Total from investment operations	0.11		0.01	0.98	0.90	0.43
Less distributions to shareholders:
Net investment income	(0.50)		(1.89)	(0.16)	(0.42)	—
Net realized gains	—		—	(0.66)	(0.08)	—
Total distributions to shareholders	(0.50)		(1.89)	(0.82)	(0.50)	—
Net asset value, end of period	$8.72		$9.11	$10.99	$10.83	$10.43
Total return	1.19%		0.19%	10.34%	8.86%	4.30	%(c)
Ratios to average net assets(d)
Total gross expenses	1.20	%(e)	1.20%	1.19%	1.19%	1.20	%(e)
Total net expenses(f)	1.20	%(e)	1.20%	1.13%	1.03%	1.09	%(e)
Net investment loss	(0.83	%)(e)	(1.09%)	(1.06%)	(0.94%)	(0.95	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$281,478		$278,128	$409,606	$450,391	$375,642
Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$9.09		$10.97	$10.82	$10.41	$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.13)	(0.13)	(0.12)	(0.08)
Net realized and unrealized gain	0.15		0.12	1.08	1.00	0.49
Total from investment operations	0.10		(0.01)	0.95	0.88	0.41
Less distributions to shareholders:
Net investment income	(0.47)		(1.87)	(0.14)	(0.39)	—
Net realized gains	—		—	(0.66)	(0.08)	—
Total distributions to shareholders	(0.47)		(1.87)	(0.80)	(0.47)	—
Net asset value, end of period	$8.72		$9.09	$10.97	$10.82	$10.41
Total return	1.12%		(0.09%)	10.00%	8.71%	4.10%
Ratios to average net assets(b)
Total gross expenses	1.46	%(c)	1.46%	1.44%	1.46%	1.44	%(c)
Total net expenses(d)	1.46	%(c)	1.46%	1.39%	1.25%	1.34	%(c)
Net investment loss	(1.08	%)(c)	(1.34%)	(1.32%)	(1.17%)	(1.17	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$35,126		$23,373	$11,598	$6,895	$3
Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At June 30, 2016, the Subsidiary financial statement information is as follows:

% of consolidated fund net assets	23.38%
Net assets	$74,012,028
Net investment income (loss)	(264,947)
Net realized gain (loss)	500,616
Net change in unrealized appreciation (depreciation)	(673,017)

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size

Semiannual Report 2016
21

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the

Semiannual Report 2016
22

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances.

Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

Semiannual Report 2016
23

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is

Semiannual Report 2016
24

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	343,630	*
Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,810,685
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	3,829,807	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	4,256,770	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	1,896,594	*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	2,064,184	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	116,504	*
Total		21,318,174
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,263,591	*
Equity risk	Net assets — unrealized depreciation on swap contracts	189,308	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,956,961
Interest rate risk	Net assets — unrealized depreciation on futures contracts	36,262	*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	462,061	*
Commodity-related investment risk	Net assets — Unrealized depreciation on swap contracts	1,143,644	*
Total		10,051,827

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2016
25

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(864,081)	1,452,909	588,828
Equity risk	—	(9,135,252)	(1,055,208)	(10,190,460)
Foreign exchange risk	(3,005,981)	1,881,532	—	(1,124,449)
Interest rate risk	—	1,740,352	2,499,950	4,240,302
Total	(3,005,981)	(6,377,449)	2,897,651	(6,485,779)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	458,036	(1,240,800)	(782,764)
Equity risk	—	(1,136,129)	(21,452)	(1,157,581)
Foreign exchange risk	2,897,377	3,289,894	—	6,187,271
Interest rate risk	—	4,461,629	2,426,778	6,888,407
Total	2,897,377	7,073,430	1,164,526	11,135,333
The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,095,509,810
Futures contracts — Short	143,371,918
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	7,713,238	(8,073,030)
Total return swap contracts	1,142,329	(951,530)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Deutsche Bank ($)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	8,810,685	—	—	—	8,810,685
OTC total return swap contracts on futures(b)	1,896,594	—	116,504	—	—	2,013,098
Total Assets	1,896,594	8,810,685	116,504	—	—	10,823,783
Liabilities
Forward foreign currency exchange contracts	—	6,956,961	—	—	—	6,956,961
OTC total return swap contracts on futures(b)	—	—	920,390	223,254	189,308	1,332,952
Total Liabilities	—	6,956,961	920,390	223,254	189,308	8,289,913
Total Financial and Derivative Net Assets	1,896,594	1,853,724	(803,886)	(223,254)	(189,308)	2,533,870
Total collateral received (pledged)(c)	1,830,000	—	(620,000)	(223,254)	(189,308)	797,438
Net Amount(d)	66,594	1,853,724	(183,886)	—	—	1,736,432

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Semiannual Report 2016
26

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser

Semiannual Report 2016
27

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.95% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 1.10% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,049,958, and the administrative services fee paid to the Investment Manager was $82,350.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with AQR Capital Management, LLC (AQR) to serve as the subadviser to the Fund. The Investment Manager compensates AQR to manage the investment of the Fund's assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliates

For the six months ended June 30, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers.

Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $70,000,000 and $0, respectively.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	1.71%	1.78%
Class 2	1.96	2.03

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled

Semiannual Report 2016
28

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $298,776,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,000
Unrealized depreciation	—
Net unrealized appreciation	$27,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	13,624,222
No expiration — long-term	8,981,470
Total	22,605,692

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2016, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Semiannual Report 2016
29

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 97.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial

Semiannual Report 2016
30

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
31

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and AQR Capital Management, LLC (the Subadviser) with respect to Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

Semiannual Report 2016
32

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent

Semiannual Report 2016
33

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-third and twentieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and

Semiannual Report 2016
34

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The

Semiannual Report 2016
35

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
36

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016
37

Variable Portfolio — AQR Managed Futures Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1539 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

(formerly Columbia Variable Portfolio — Core Bond Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Board Consideration and Approval of Management Agreement	33
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Long Government/Credit Bond Fund (the Fund) Class 2 shares returned 9.95% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Barclays U.S. Long Government/Credit Bond Index, which returned 14.33% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	10.08	10.42	3.51
Class 2	04/30/13	9.95	10.17	3.27
Barclays U.S. Long Government/Credit Bond Index		14.33	15.72	5.38

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective May 1, 2016, the Fund compares its performance to that of the Barclays U.S. Long Government/Credit Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Barclays U.S. Government/Credit Bond Index (effective July 1, 2015.) The Fund's investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance.

The Barclays U.S. Long Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least ten years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Corporate Bonds & Notes	60.8
Foreign Government Obligations	3.7
Money Market Funds	0.2
Municipal Bonds	4.0
Preferred Debt	0.6
U.S. Government & Agency Obligations	3.0
U.S. Treasury Obligations	22.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	32.4
AA rating	7.5
A rating	20.7
BBB rating	38.4
BB rating	0.6
B rating	0.4
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Carl Pappo, CFA

Jason Callan

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,100.80	1,022.08	2.93	2.82	0.56
Class 2	1,000.00	1,000.00	1,099.50	1,020.84	4.23	4.07	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 60.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.3%
Lockheed Martin Corp. 09/01/36	6.150%	4,662,000	6,189,267
05/15/46	4.700%	13,924,000	16,413,207
Total			22,602,474
AUTOMOTIVE 1.8%
Ford Motor Co. 07/16/31	7.450%	10,590,000	14,199,750
General Motors Co. 04/01/36	6.600%	11,747,000	13,470,379
04/01/46	6.750%	4,460,000	5,290,385
Total			32,960,514
BANKING 8.9%
BNP Paribas SA Junior Subordinated(a)(b) 12/31/49	7.375%	2,297,000	2,248,763
Bank of America Corp. Subordinated 05/02/17	5.700%	2,425,000	2,510,304
Bank of New York Mellon Corp. (The) Junior Subordinated(a) 12/29/49	4.500%	11,441,000	10,954,757
Citigroup, Inc. 05/18/46	4.750%	6,135,000	6,156,497
Citigroup, Inc.(a) 08/14/17	1.116%	14,005,000	13,989,693
Fifth Third Bancorp Junior Subordinated(a) 12/31/49	5.100%	6,297,000	5,864,081
HSBC Holdings PLC Junior Subordinated(a) 12/31/49	6.375%	2,582,000	2,452,900
JPMorgan Chase & Co. 02/01/44	4.850%	5,080,000	6,094,578
Subordinated 06/01/45	4.950%	5,440,000	5,971,945
JPMorgan Chase & Co.(a) Junior Subordinated 12/29/49	6.000%	2,340,000	2,389,725
12/31/49	6.100%	14,058,000	14,409,450
JPMorgan Chase Capital XXI Junior Subordinated(a) 02/02/37	1.587%	528,000	402,600
KeyCorp Capital I Junior Subordinated(a) 07/01/28	1.386%	5,523,000	4,439,111

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(b) Subordinated 12/10/25	4.582%	16,365,000	16,456,662
12/01/45	5.300%	3,700,000	3,869,238
M&T Bank Corp. Junior Subordinated 12/31/49	6.875%	3,656,000	3,665,140
Mellon Capital IV Junior Subordinated(a) 06/29/49	4.000%	180,000	144,450
PNC Financial Services Group, Inc. (The) Junior Subordinated(a) 12/31/49	4.850%	5,184,000	4,963,680
Santander Issuances SAU Subordinated 11/19/25	5.179%	3,600,000	3,596,519
Santander UK Group Holdings PLC(b) Subordinated 09/15/25	4.750%	3,092,000	3,051,866
09/15/45	5.625%	4,309,000	4,238,539
Wells Fargo & Co. 05/01/45	3.900%	5,475,000	5,746,675
Subordinated 11/02/43	5.375%	5,395,000	6,285,024
Wells Fargo & Co.(a) Junior Subordinated 12/31/49	5.900%	28,695,000	29,519,981
Total			159,422,178
CABLE AND SATELLITE 1.6%
Charter Communications Operating LLC/Capital(b) 10/23/45	6.484%	7,580,000	9,050,679
Comcast Corp. 11/15/35	6.500%	4,745,000	6,596,219
03/01/40	6.400%	3,000,000	4,189,596
08/15/45	4.600%	1,870,000	2,153,055
Time Warner Cable, Inc. 06/15/39	6.750%	5,486,000	6,524,818
Total			28,514,367
CHEMICALS 0.2%
LyondellBasell Industries NV 02/26/55	4.625%	3,880,000	3,786,713
CONSUMER CYCLICAL SERVICES 0.4%
Visa, Inc. 12/14/45	4.300%	6,135,000	7,102,766

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 5.0%
General Electric Co. Junior Subordinated(a) 12/31/49	5.000%	69,382,000	73,631,648
United Technologies Corp. 06/01/42	4.500%	13,310,000	15,244,089
Total			88,875,737
ELECTRIC 7.0%
Alabama Power Co. 08/15/44	4.150%	3,095,000	3,385,719
Arizona Public Service Co. 11/15/45	4.350%	3,960,000	4,488,418
05/15/46	3.750%	451,000	471,712
Cleco Corporate Holdings LLC(b) 05/01/46	4.973%	3,350,000	3,518,394
Commonwealth Edison Co. 11/15/45	4.350%	5,831,000	6,625,036
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%	630,000	652,804
DTE Electric Co. 07/01/44	4.300%	6,135,000	7,044,778
06/01/46	3.700%	3,970,000	4,191,280
Duke Energy Indiana LLC 10/15/35	6.120%	4,820,000	6,404,223
Duke Energy Ohio, Inc. 06/15/46	3.700%	3,000,000	3,057,960
Duke Energy Progress, Inc. 08/15/45	4.200%	3,713,000	4,175,785
Florida Power & Light Co. 1st Mortgage 02/01/41	5.250%	8,439,000	10,849,170
MidAmerican Energy Co. 05/01/46	4.250%	6,920,000	7,826,596
Nevada Power Co. 09/15/40	5.375%	1,535,000	1,920,277
Oncor Electric Delivery Co. LLC 04/01/45	3.750%	4,565,000	4,680,011
PPL Capital Funding, Inc. 03/15/44	5.000%	7,030,000	7,866,057
PacifiCorp 07/15/38	6.350%	7,756,000	10,889,098
Pacific Gas & Electric Co. 03/15/46	4.250%	6,098,000	6,775,872
Progress Energy, Inc. 12/01/39	6.000%	8,000,000	10,071,136

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric & Gas Co. 11/01/45	4.150%	3,554,000	4,026,984
Southern California Edison Co. 09/01/40	4.500%	1,810,000	2,096,860
1st Refunding Mortgage 03/15/43	3.900%	1,252,000	1,352,221
Southern Co. (The) 07/01/36	4.250%	3,025,000	3,208,031
07/01/46	4.400%	5,845,000	6,282,925
Toledo Edison Co. (The) 05/15/37	6.150%	2,605,000	3,202,264
Total			125,063,611
FINANCE COMPANIES 0.4%
HSBC Finance Corp. Subordinated 01/15/21	6.676%	5,680,000	6,364,463
FOOD AND BEVERAGE 4.5%
Anheuser-Busch InBev Finance, Inc. 02/01/36	4.700%	15,456,000	17,368,340
02/01/46	4.900%	15,393,000	18,038,164
Kraft Heinz Foods Co.(b) 08/01/39	7.125%	7,275,000	10,189,314
06/01/46	4.375%	1,925,000	2,035,730
Molson Coors Brewing Co. 05/01/42	5.000%	5,170,000	5,794,262
Molson Coors Brewing Co.(c) 07/15/26	3.000%	3,150,000	3,146,894
07/15/46	4.200%	4,220,000	4,238,044
PepsiCo, Inc. 07/17/45	4.600%	4,000,000	4,746,436
04/14/46	4.450%	12,775,000	14,802,661
Total			80,359,845
HEALTH CARE 0.6%
Becton Dickinson and Co. 05/15/44	4.875%	6,135,000	7,070,520
New York and Presbyterian Hospital (The) 08/01/36	3.563%	3,425,000	3,598,188
Total			10,668,708
HEALTHCARE INSURANCE 0.5%
Aetna, Inc. 06/15/36	4.250%	5,150,000	5,320,851
06/15/46	4.375%	4,160,000	4,320,152
Total			9,641,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 3.2%
Anadarko Petroleum Corp. 07/15/44	4.500%	7,220,000	6,631,079
03/15/46	6.600%	1,879,000	2,268,902
Canadian Natural Resources Ltd. 02/15/37	6.500%	4,887,000	5,332,269
02/01/39	6.750%	8,705,000	9,742,236
Cimarex Energy Co. 06/01/24	4.375%	2,555,000	2,671,876
Kerr-McGee Corp. 07/01/24	6.950%	2,985,000	3,451,335
Noble Energy, Inc. 04/01/27	8.000%	2,600,000	3,065,455
11/15/43	5.250%	10,459,000	10,633,989
11/15/44	5.050%	4,559,000	4,591,045
Woodside Finance Ltd.(b) 03/05/25	3.650%	8,905,000	8,779,849
Total			57,168,035
INTEGRATED ENERGY 0.5%
Exxon Mobil Corp. 03/01/46	4.114%	2,410,000	2,718,044
Shell International Finance BV 03/25/40	5.500%	1,059,000	1,311,625
05/11/45	4.375%	2,545,000	2,762,989
05/10/46	4.000%	1,900,000	1,937,825
Total			8,730,483
LIFE INSURANCE 2.6%
American International Group, Inc. 07/16/44	4.500%	12,265,000	11,865,701
Guardian Life Insurance Co. of America (The)(b) 09/30/39	7.375%	5,000,000	6,872,310
Subordinated 06/19/64	4.875%	1,600,000	1,647,891
Massachusetts Mutual Life Insurance Co. Subordinated(b) 04/15/65	4.500%	3,740,000	3,588,878
MetLife Capital Trust X Junior Subordinated(a)(b) 04/08/38	9.250%	8,617,000	11,825,221
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	2,754,000	4,281,093
Teachers Insurance & Annuity Association of America Subordinated(b) 09/15/44	4.900%	5,570,000	6,248,158
Total			46,329,252

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 1.2%
21st Century Fox America, Inc. 02/15/41	6.150%	8,840,000	11,039,242
Thomson Reuters Corp. 11/23/43	5.650%	9,370,000	10,867,551
Total			21,906,793
METALS 0.8%
BHP Billiton Finance USA Ltd. 09/30/43	5.000%	6,135,000	7,128,698
BHP Billiton Finance USA Ltd.(a)(b) Junior Subordinated 10/19/75	6.750%	6,040,000	6,417,500
Total			13,546,198
MIDSTREAM 2.8%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	14,224,000	16,415,577
Kinder Morgan Energy Partners LP 11/15/40	7.500%	3,000,000	3,394,281
Kinder Morgan, Inc. 06/01/45	5.550%	4,200,000	4,267,528
Plains All American Pipeline LP/Finance Corp. 01/15/37	6.650%	350,000	363,611
06/01/42	5.150%	3,262,000	2,898,594
06/15/44	4.700%	7,301,000	6,235,981
02/15/45	4.900%	5,920,000	5,292,077
Williams Partners LP 09/15/45	5.100%	13,550,000	11,621,442
Total			50,489,091
NATURAL GAS 1.8%
NiSource Finance Corp. 12/15/40	6.250%	4,944,000	6,430,602
02/15/44	4.800%	3,351,000	3,843,235
Sempra Energy 11/15/25	3.750%	2,550,000	2,723,887
10/15/39	6.000%	14,588,000	18,296,561
Total			31,294,285
OIL FIELD SERVICES 0.4%
Noble Holding International Ltd. 03/15/17	2.500%	3,920,000	3,875,704
Noble Holding International Ltd.(a) 03/16/18	5.000%	3,549,000	3,495,765
Total			7,371,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER INDUSTRY 0.2%
Massachusetts Institute of Technology 07/01/14	4.678%	2,335,000	2,777,287
President and Fellows of Harvard College(b) 01/15/39	6.500%	1,090,000	1,699,107
Total			4,476,394
PHARMACEUTICALS 2.7%
Actavis Funding SCS(a) 09/01/16	1.548%	1,360,000	1,361,358
Actavis Funding 03/15/45	4.750%	5,850,000	6,142,927
Celgene Corp. 08/15/45	5.000%	10,790,000	11,883,448
Forest Laboratories LLC(b) 02/01/19	4.375%	4,195,000	4,424,647
Johnson & Johnson 12/05/33	4.375%	14,149,000	17,045,371
03/01/46	3.700%	7,000,000	7,881,944
Total			48,739,695
PROPERTY & CASUALTY 2.0%
Berkshire Hathaway Finance Corp. 05/15/43	4.300%	3,860,000	4,284,110
Berkshire Hathaway, Inc. 03/15/26	3.125%	4,570,000	4,791,846
02/11/43	4.500%	8,153,000	9,316,613
Loews Corp. 05/15/43	4.125%	16,730,000	17,104,417
Total			35,496,986
RAILROADS 1.1%
BNSF Funding Trust I Junior Subordinated(a) 12/15/55	6.613%	5,088,000	5,724,000
Burlington Northern Santa Fe LLC 06/01/41	5.400%	3,000,000	3,719,694
Union Pacific Corp. 03/01/46	4.050%	8,710,000	9,569,024
Total			19,012,718
RETAILERS 1.2%
CVS Health Corp. 07/20/45	5.125%	4,440,000	5,508,158
CVS Pass-Through Trust(b) 08/11/36	4.163%	3,506,905	3,616,548

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc. 10/25/40	5.000%	9,335,000	11,696,475
Total			20,821,181
TECHNOLOGY 2.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b) 06/15/21	4.420%	4,730,000	4,868,452
06/15/23	5.450%	8,500,000	8,819,371
Hewlett Packard Enterprise Co.(b) 10/15/35	6.200%	1,365,000	1,380,495
10/15/45	6.350%	7,518,000	7,485,191
Oracle Corp. 07/08/34	4.300%	8,095,000	8,609,227
05/15/55	4.375%	6,135,000	6,444,161
Oracle Corp.(c) 07/15/26	2.650%	5,160,000	5,172,946
07/15/36	3.850%	3,620,000	3,629,398
07/15/46	4.000%	2,950,000	2,974,199
Total			49,383,440
TRANSPORTATION SERVICES 1.4%
ERAC U.S.A. Finance LLC(b) 10/15/37	7.000%	7,500,000	10,217,805
FedEx Corp. 11/15/45	4.750%	6,043,000	6,734,416
04/01/46	4.550%	8,254,000	8,956,374
Total			25,908,595
WIRELESS 0.4%
America Movil SAB de CV 07/16/42	4.375%	7,410,000	7,488,561
WIRELINES 3.6%
AT&T, Inc. 12/15/42	4.300%	6,350,000	6,148,159
06/15/44	4.800%	7,960,000	8,171,823
05/15/46	4.750%	4,738,000	4,855,848
02/15/47	5.650%	1,351,000	1,547,179
Orange SA 01/13/42	5.375%	3,200,000	3,987,808
Telefonica Emisiones SAU 06/20/36	7.045%	2,960,000	3,781,669
Verizon Communications, Inc. 03/15/34	5.050%	5,059,000	5,614,959
09/15/43	6.550%	8,355,000	11,257,410
08/21/46	4.862%	493,000	538,892
09/15/48	4.522%	17,750,000	18,483,075
Total			64,386,822
Total Corporate Bonds & Notes (Cost: $1,049,692,637)			1,087,912,377

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 5.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Series 2015-SFR1 Class A(b) 04/17/52	3.467%	10,045,150	10,643,843
Commercial Mortgage Trust Series 2014-CR16 Class A4 04/10/47	4.051%	15,000,000	16,798,050
Series 2014-CR20 Class A3 11/10/47	3.326%	10,000,000	10,699,921
Series 2015-CR22 Class A5 03/10/48	3.309%	1,940,000	2,055,151
Series 2015-LC19 Class A4 02/10/48	3.183%	835,000	883,655
Commercial Mortgage Trust(a) Series 2013-CR9 Class A4 07/10/45	4.376%	7,535,134	8,536,371
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3 05/10/50	3.119%	5,000,000	5,223,545
GS Mortgage Securities Trust Series 2015-GC34 Class A4 10/10/48	3.506%	2,550,000	2,753,705
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A3 01/15/48	3.231%	6,500,000	6,878,424
Series 2015-C27 Class A4 02/15/48	3.179%	1,765,000	1,858,354
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 Class A5 12/15/47	3.405%	5,000,000	5,353,733
Series 2015-C26 Class A4 02/15/48	3.166%	1,780,000	1,871,083
Series 2015-C27 Class A4 02/15/48	3.190%	3,350,000	3,532,453
Series 2015-C28 Class A3 05/15/48	3.290%	6,000,000	6,369,155
Series 2015-LC20 Class A4 04/15/50	2.925%	3,750,000	3,878,432
Series 2015-LC20 Class A5 04/15/50	3.184%	1,350,000	1,420,961
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $86,233,548)			88,756,836

U.S. Treasury Obligations 22.7%

U.S. Treasury 05/15/26	1.625%	42,326,100	42,843,621
02/15/31	5.375%	34,507,000	51,179,540
05/15/41	4.375%	76,998,000	109,944,751
02/15/46	2.500%	119,476,800	124,409,878

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c) 06/30/21	1.125%	6,789,000	6,825,067
U.S. Treasury(d) STRIPS 11/15/19	0.000%	11,055,900	10,741,890
02/15/40	0.000%	38,410,800	22,569,764
11/15/41	0.000%	13,661,000	7,562,006
05/15/43	0.000%	19,069,000	9,998,658
U.S. Treasury(d)(e) STRIPS 11/15/18	0.000%	19,436,000	19,145,121
Total U.S. Treasury Obligations (Cost: $380,694,645)			405,220,296

U.S. Government & Agency Obligations 3.0%

Residual Funding Corp.(d) STRIPS 01/15/30	0.000%	8,428,000	6,062,783
04/15/30	0.000%	65,960,000	47,533,150
Total U.S. Government & Agency Obligations (Cost: $51,202,977)			53,595,933

Foreign Government Obligations(f) 3.7%

COLOMBIA 0.3%
Colombia Government International Bond 01/18/41	6.125%	5,077,000	5,848,516
FRANCE 0.6%
Electricite de France SA(b) 10/13/55	5.250%	10,693,000	11,154,050
MEXICO 1.4%
Mexico Government International Bond 03/08/44	4.750%	5,740,000	6,184,850
01/23/46	4.600%	5,650,000	5,960,750
Petroleos Mexicanos 06/15/35	6.625%	11,450,000	11,804,950
Total			23,950,550
PANAMA 0.1%
Panama Government International Bond 01/26/36	6.700%	1,470,000	1,951,425
PERU 0.4%
Peruvian Government International Bond 03/14/37	6.550%	4,715,000	6,353,462

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHILIPPINES 0.2%
Philippine Government International Bond 10/23/34	6.375%	2,530,000	3,679,240
QATAR 0.3%
Nakilat, Inc.(b) 12/31/33	6.067%	4,267,000	4,768,372
Ras Laffan Liquefied Natural Gas Co., Ltd. III(b) 09/30/16	5.832%	276,555	279,592
Total			5,047,964
TURKEY 0.3%
Turkey Government International Bond 01/14/41	6.000%	4,995,000	5,586,838
URUGUAY 0.1%
Uruguay Government International Bond 11/20/45	4.125%	2,775,000	2,504,438
Total Foreign Government Obligations (Cost: $63,926,275)			66,076,483

Municipal Bonds 4.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 2.2%
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/49	6.750%	4,735,000	7,539,588
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	3,310,000	4,382,374
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 04/01/39	7.550%	11,170,000	17,674,291
University of California Revenue Bonds General Tax Series 2012AD 05/15/12	4.858%	9,055,000	10,094,966
Total			39,691,219

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.2%
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	2,320,000	2,605,778
Build America Bonds Series 2010 11/01/40	6.742%	625,000	811,444
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B 01/01/33	7.375%	550,000	578,836
Total			3,996,058
KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	1,369,379	1,399,711
MASSACHUSETTS 0.2%
Commonwealth of Massachusetts Limited Tax General Obligation Bonds Series 2016F(c) 06/01/46	3.277%	3,125,000	3,172,500
NEW YORK 1.1%
Metropolitan Transportation Authority Revenue Bonds Series 2010 (BAM) 11/15/39	6.648%	5,200,000	7,393,880
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010 06/15/42	5.724%	1,550,000	2,157,507
Port Authority of New York & New Jersey Revenue Bonds Consolidated 174th Series 2012 10/01/62	4.458%	8,175,000	9,352,772
Total			18,904,159
OHIO 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	3,315,000	3,876,893
Total Municipal Bonds (Cost: $67,029,806)			71,040,540

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Preferred Debt 0.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.5%
M&T Bank Corp.(a) 12/31/49	6.375%	270	287,179
PNC Financial Services Group, Inc. (The)(a) 12/31/49	6.125%	166,100	5,031,169
State Street Corp.(a) 12/31/49	5.350%	43,300	1,162,172
U.S. Bancorp(a) 12/31/49	6.500%	102,629	3,160,973
Total			9,641,493
PROPERTY & CASUALTY 0.1%
Allstate Corp. (The)(a) 01/15/53	5.100%	36,723	988,950
Total Preferred Debt (Cost: $9,161,951)			10,630,443

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(g)(h)	4,412,048	4,412,048
Total Money Market Funds (Cost: $4,412,048)		4,412,048
Total Investments (Cost: $1,712,353,887)		1,787,644,956
Other Assets & Liabilities, Net		(2,293,727)
Net Assets		1,785,351,229

At June 30, 2016, securities and cash totaling $8,624,476 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	617	USD	106,336,094	09/2016	5,802,453	—
U.S. Treasury 10-Year Note	118	USD	17,189,281	09/2016	574,104	—
U.S. Ultra Bond	925	USD	172,396,875	09/2016	10,084,224	—
Total			295,922,250		16,460,781	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(81)	USD	(10,771,734)	09/2016	—	(11,959)
U.S. Treasury 10-Year Note	(272)	USD	(36,171,750)	09/2016	—	(914,267)
U.S. Treasury 10-Year Note	(335)	USD	(44,549,766)	09/2016	—	(1,037,115)
U.S. Treasury 2-Year Note	(165)	USD	(36,189,141)	09/2016	—	(234,907)
U.S. Treasury 5-Year Note	(141)	USD	(17,225,133)	09/2016	—	(281,166)
U.S. Treasury 5-Year Note	(362)	USD	(44,223,391)	09/2016	—	(662,019)
Total			(189,130,915)		—	(3,141,433)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald's Corp.	12/20/2020	1.000	USD	4,435,000	(131,585)	—	(104,945)	(1,355)	—	(27,995)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	1,825,000	28,529	—	(32,759)	(558)	60,730	—
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	1,100,000	616	2,312	—	(336)	—	(2,032)
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	3,770,000	(12,604)	7,066	—	(1,152)	—	(20,822)
JPMorgan	Morgan Stanley	12/20/2020	1.000	USD	7,200,000	4,034	—	(18,220)	(2,200)	20,054	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	2,195,000	783	10,139	—	(671)	—	(10,027)
Total							19,517	(155,924)		80,784	(60,876)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	0.773	USD	(77,530,000)	83,154	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $169,396,465 or 9.49% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,950,743	213,822,775	(215,361,470)	4,412,048	20,103	4,412,048

Abbreviation Legend

BAM  Build America Mutual Assurance Co.

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,087,912,377	—	1,087,912,377
Commercial Mortgage-Backed Securities — Non-Agency	—	88,756,836	—	88,756,836
U.S. Treasury Obligations	335,202,857	70,017,439	—	405,220,296
U.S. Government & Agency Obligations	—	53,595,933	—	53,595,933
Foreign Government Obligations	—	66,076,483	—	66,076,483
Municipal Bonds	—	71,040,540	—	71,040,540
Preferred Debt	10,630,443	—	—	10,630,443
Investments measured at net asset value
Money Market Funds	—	—	—	4,412,048
Total Investments	345,833,300	1,437,399,608	—	1,787,644,956
Derivatives
Assets
Futures Contracts	16,460,781	—	—	16,460,781
Swap Contracts	—	163,938	—	163,938
Liabilities
Futures Contracts	(3,141,433)	—	—	(3,141,433)
Swap Contracts	—	(60,876)	—	(60,876)
Total	359,152,648	1,437,502,670	—	1,801,067,366

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,707,941,839)	$1,783,232,908
Affiliated issuers (identified cost $4,412,048)	4,412,048
Total investments (identified cost $1,712,353,887)	1,787,644,956
Margin deposits	1,596,259
Unrealized appreciation on swap contracts	80,784
Premiums paid on outstanding swap contracts	19,517
Receivable for:
Investments sold	85,263,594
Dividends	54,505
Interest	15,033,352
Foreign tax reclaims	5,343
Variation margin	209,567
Expense reimbursement due from Investment Manager	10,189
Trustees' deferred compensation plan	26,074
Total assets	1,889,944,140
Liabilities
Unrealized depreciation on swap contracts	60,876
Premiums received on outstanding swap contracts	155,924
Payable for:
Investments purchased	63,656,945
Investments purchased on a delayed delivery basis	35,575,165
Capital shares purchased	2,946,042
Variation margin	1,331,885
Investment management fees	694,741
Distribution and/or service fees	3,781
Transfer agent fees	85,047
Compensation of board members	4,029
Chief compliance officer expenses	198
Other expenses	52,204
Trustees' deferred compensation plan	26,074
Total liabilities	104,592,911
Net assets applicable to outstanding capital stock	$1,785,351,229
Represented by
Paid-in capital	$1,657,026,869
Undistributed net investment income	19,357,116
Accumulated net realized gain	20,253,765
Unrealized appreciation (depreciation) on:
Investments	75,291,069
Futures contracts	13,319,348
Swap contracts	103,062
Total — representing net assets applicable to outstanding capital stock	$1,785,351,229

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$1,766,433,702
Shares outstanding	166,653,978
Net asset value per share	$10.60
Class 2
Net assets	$18,917,527
Shares outstanding	1,787,042
Net asset value per share	$10.59

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$253,275
Dividends — affiliated issuers	20,103
Interest	23,902,166
Total income	24,175,544
Expenses:
Investment management fees	3,750,989
Distribution and/or service fees
Class 2	20,366
Transfer agent fees
Class 1	453,096
Class 2	4,888
Compensation of board members	21,812
Custodian fees	24,607
Printing and postage fees	15,790
Audit fees	20,317
Legal fees	18,394
Chief compliance officer expenses	373
Other	21,182
Total expenses	4,351,814
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,143)
Total net expenses	4,295,671
Net investment income	19,879,873
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	31,752,905
Futures contracts	2,163,734
Swap contracts	1,144,817
Net realized gain	35,061,456
Net change in unrealized appreciation (depreciation) on:
Investments	85,000,176
Futures contracts	13,496,962
Swap contracts	937,338
Net change in unrealized appreciation	99,434,476
Net realized and unrealized gain	134,495,932
Net increase in net assets resulting from operations	$154,375,805

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$19,879,873	$33,219,262
Net realized gain (loss)	35,061,456	(3,498,026)
Net change in unrealized appreciation (depreciation)	99,434,476	(29,161,983)
Net increase in net assets resulting from operations	154,375,805	559,253
Distributions to shareholders
Net investment income
Class 1	(32,640,695)	(33,510,853)
Class 2	(306,838)	(185,943)
Total distributions to shareholders	(32,947,533)	(33,696,796)
Increase (decrease) in net assets from capital stock activity	168,096,528	(29,046,474)
Total increase (decrease) in net assets	289,524,800	(62,184,017)
Net assets at beginning of period	1,495,826,429	1,558,010,446
Net assets at end of period	$1,785,351,229	$1,495,826,429
Undistributed net investment income	$19,357,116	$32,424,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	24,355,734	251,985,502	42,774,782	429,209,553
Distributions reinvested	3,076,409	32,640,695	3,426,468	33,510,853
Redemptions	(11,932,356)	(121,502,908)	(49,857,413)	(497,298,663)
Net increase (decrease)	15,499,787	163,123,289	(3,656,163)	(34,578,257)
Class 2 shares
Subscriptions	664,705	6,708,090	751,390	7,473,039
Distributions reinvested	28,947	306,838	19,032	185,943
Redemptions	(197,985)	(2,041,689)	(215,431)	(2,127,199)
Net increase	495,667	4,973,239	554,991	5,531,783
Total net increase (decrease)	15,995,454	168,096,528	(3,101,172)	(29,046,474)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.81		$10.02	$9.60	$10.00
Income from investment operations:
Net investment income	0.13		0.21	0.20	0.12
Net realized and unrealized gain (loss)	0.86		(0.22)	0.34	(0.52)
Total from investment operations	0.99		(0.01)	0.54	(0.40)
Less distributions to shareholders:
Net investment income	(0.20)		(0.20)	(0.12)	—
Total distributions to shareholders	(0.20)		(0.20)	(0.12)	—
Net asset value, end of period	$10.60		$9.81	$10.02	$9.60
Total return	10.08%		(0.07%)	5.62%	(4.00%)
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%	0.56%	0.57	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.57	%(c)
Net investment income	2.61	%(c)	2.09%	2.02%	1.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,766,434		$1,483,185	$1,550,651	$1,776,191
Portfolio turnover	303%		414%	346%	350%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.79		$9.99	$9.59	$10.00
Income from investment operations:
Net investment income	0.12		0.18	0.18	0.11
Net realized and unrealized gain (loss)	0.85		(0.20)	0.32	(0.52)
Total from investment operations	0.97		(0.02)	0.50	(0.41)
Less distributions to shareholders:
Net investment income	(0.17)		(0.18)	(0.10)	—
Total distributions to shareholders	(0.17)		(0.18)	(0.10)	—
Net asset value, end of period	$10.59		$9.79	$9.99	$9.59
Total return	9.95%		(0.22%)	5.25%	(4.10%)
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%	0.82%	0.82	%(c)
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.82	%(c)
Net investment income	2.38	%(c)	1.86%	1.82%	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$18,918		$12,641	$7,359	$1,431
Portfolio turnover	303%		414%	346%	350%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Long Government/Credit Bond Fund (formerly known as Columbia Variable Portfolio — Core Bond Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2016, Columbia Variable Portfolio — Core Bond Fund was renamed Columbia Variable Long Government/Credit Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index, to increase or decrease its

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	163,938	*
Credit risk	Premiums paid on outstanding swap contracts	19,517
Interest rate risk	Net assets — unrealized appreciation on futures contracts	16,460,781	*
Total		16,644,236
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	60,876	*
Credit risk	Premiums received on outstanding swap contracts	155,924
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,141,433	*
Total		3,358,233

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	1,144,817	1,144,817
Interest rate risk	2,163,734	—	2,163,734
Total	2,163,734	1,144,817	3,308,551
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	937,338	937,338
Interest rate risk	13,496,962	—	13,496,962
Total	13,496,962	937,338	14,434,300

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30 , 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	324,764,379
Futures contracts — Short	140,545,833
Credit default swap contracts — buy protection	20,472,500
Credit default swap contracts — sell protection	38,765,000

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	151,921	151,921
OTC credit default swap contracts(b)	—	28,251	1,834	112	—	30,197
Total Assets	—	28,251	1,834	112	151,921	182,118
Liabilities
OTC credit default swap contracts(b)	132,940	13,756	—	—	—	146,696
Total Liabilities	132,940	13,756	—	—	—	146,696
Total Financial and Derivative Net Assets	(132,940)	14,495	1,834	112	151,921	35,422
Total collateral received (pledged)(c)	—	—	—	—	—	—
Net Amount(d)	(132,940)	14,495	1,834	112	151,921	35,422

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

Semiannual Report 2016
27

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.49% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $2,096,876, and the administrative services fee paid to the Investment Manager was $319,463.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.56%
Class 2	0.81

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board.

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $1,712,354,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$76,449,000
Unrealized depreciation	(1,158,000)
Net unrealized appreciation	$75,291,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	8,546,431
No expiration — long-term	3,760,761
Total	12,307,192

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,805,716,114 and $4,638,386,074, respectively, for the six months ended June 30, 2016, of which $3,276,643,603 and $3,283,405,403, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Long Government/Credit Bond Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
33

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

Semiannual Report 2016
34

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the sixty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
35

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA VARIABLE PORTFOLIO — LONG GOVERNMENT/CREDIT BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Variable Portfolio — Long Government/Credit Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1877 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	23
Board Consideration and Approval of Management Agreement	33
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund) Class 2 shares returned 0.62% for the six-month period that ended June 30, 2016.

■  During the same time period, the Fund underperformed its Blended Index, which gained 2.76%, as well as the broad U.S. equity market, as measured by the Russell 3000 Index, which returned 3.62%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	0.62	-3.97	4.04
New Blended Index		2.76	1.27	6.25
Russell 3000 Index		3.62	2.14	10.90

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a New Blended Index consisting of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net) and the Russell 3000 Index. Prior to this date, the Fund compared its performance to that of an index consisting of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index (the Former Blended Index) and the S&P 500 Index. The Fund's investment manager believes that the New Blended Index and the Russell 3000 Index provide a more appropriate basis for comparing the Fund's performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2016)
Allocations to Underlying Funds
Underlying Funds: Equity	56.7
International	15.2
U.S. Large Cap	34.4
U.S. Mid Cap	2.0
U.S. Small Cap	5.1
Underlying Funds: Fixed Income	10.9
Investment Grade	10.9
Allocations to Tactical Assets
Corporate Bonds & Notes	0.6
Exchange-Traded Funds	5.6
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	19.4
Options Purchased Puts	1.3
Foreign Government Obligations	0.0	(b)
Residential Mortgage-Backed Securities — Agency	5.5
U.S. Treasury Obligations	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in an affiliated money market fund (amounting to $1,607.7 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

(b) Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.

David Weiss

Brian Virginia

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,006.20	1,022.48	2.39	2.41	0.48	5.24	5.28	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 59.8%

	Shares	Value ($)
INTERNATIONAL 16.0%
Variable Portfolio — DFA International Value Fund, Class 1(a)	42,916,258	356,204,944
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	12,898,794	121,635,626
Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	37,213,019	397,435,048
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	39,555,149	384,080,493
Total		1,259,356,111
U.S. LARGE CAP 36.4%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	15,270,800	260,367,136
Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	20,422,702	741,956,752
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	13,346,198	286,676,332
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	9,220,762	114,706,280
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	6,920,662	119,865,874
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	8,171,582	144,555,279
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	16,515,814	350,465,563
Variable Portfolio — MFS® Value Fund, Class 1(a)(b)	7,275,798	144,497,355
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	18,582,856	296,396,560
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	5,909,615	117,542,251
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	7,779,413	140,029,439
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	7,173,212	142,173,055
Total		2,859,231,876

Equity Funds (continued)

	Shares	Value ($)
U.S. MID CAP 2.1%
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1(a)(b)	1,838,186	37,039,456
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1(a)(b)	2,049,566	37,568,539
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	2,446,764	45,167,266
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	2,193,804	45,170,413
Total		164,945,674
U.S. SMALL CAP 5.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	8,371,700	148,513,958
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	8,010,352	139,219,916
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	6,117,967	133,432,863
Total		421,166,737
Total Equity Funds (Cost: $4,684,154,683)		4,704,700,398

Fixed-Income Funds 11.5%

INVESTMENT GRADE 11.5%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	15,029,336	157,357,143
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	4,952,099	46,302,121
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	8,238,053	87,323,362
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	4,420,434	45,884,104
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	14,104,829	156,986,752
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	20,424,905	226,512,195
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	15,561,454	166,351,938
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	1,492,231	15,101,383
Total		901,818,998
Total Fixed-Income Funds (Cost: $888,485,972)		901,818,998

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Exchange-Traded Funds 5.9%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	1,038,300	217,554,999
iShares MSCI EAFE ETF	3,560,000	198,683,600
iShares Russell 2000 ETF	400,000	45,988,000
Total Exchange-Traded Funds (Cost: $441,104,199)		462,226,599

Corporate Bonds & Notes(c) 0.7%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 02/15/21	4.950%		226,000	247,152
05/28/24	3.950%		416,000	437,690
Lockheed Martin Corp. 11/23/18	1.850%		154,000	156,089
Northrop Grumman Corp. 06/01/18	1.750%		600,000	605,742
08/01/23	3.250%		60,000	64,385
Total				1,511,058
APARTMENT REIT —%
Grand City Properties SA(d) 04/17/25	1.500%	EUR	200,000	219,520
BANKING —%
Bank of America Corp. 04/19/26	3.500%		300,000	310,016
Bank of Nova Scotia (The) 06/11/18	1.700%		330,000	333,306
Citigroup, Inc. 05/01/26	3.400%		495,000	507,548
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%		259,000	266,102
02/25/26	3.750%		158,000	165,665
JPMorgan Chase & Co. 03/01/18	1.700%		215,000	216,227
03/22/19	1.850%		200,000	202,072
06/15/26	3.200%		225,000	229,973
Morgan Stanley 04/21/21	2.500%		160,000	161,674
01/27/26	3.875%		99,000	105,097
Total				2,497,680
CABLE AND SATELLITE —%
Sky PLC(d) 11/24/23	1.875%	EUR	640,000	737,496

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CHEMICALS —%
LYB International Finance BV 03/15/44	4.875%		175,000	185,037
CONSUMER CYCLICAL SERVICES —%
Motability Operations Group PLC(d) 07/16/26	3.750%	GBP	225,000	342,405
DIVERSIFIED MANUFACTURING —%
General Electric Co. 05/26/23	1.250%	EUR	585,000	685,063
Honeywell International, Inc. 02/22/23	1.300%	EUR	440,000	508,757
United Technologies Corp. 12/15/17	5.375%		536,000	569,733
05/22/23	1.250%	EUR	270,000	310,540
Total				2,074,093
ELECTRIC 0.2%
Appalachian Power Co. 05/15/44	4.400%		140,000	150,307
06/01/45	4.450%		170,000	184,221
Arizona Public Service Co. 05/15/46	3.750%		140,000	146,429
Berkshire Hathaway Energy Co. 11/15/23	3.750%		220,000	240,402
11/15/43	5.150%		17,000	20,605
02/01/45	4.500%		291,000	326,660
CMS Energy Corp. 03/15/22	5.050%		130,000	148,621
03/01/44	4.875%		345,000	395,530
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%		75,000	88,483
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%		100,000	103,620
DTE Energy Co. 06/15/22	3.300%		340,000	358,336
12/01/23	3.850%		60,000	64,719
06/01/24	3.500%		600,000	636,830
Dominion Resources, Inc. 06/15/18	1.900%		435,000	437,049
10/01/25	3.900%		119,000	127,478
Duke Energy Corp. 10/15/23	3.950%		1,513,000	1,639,193
Emera US Finance LP(d) 06/15/46	4.750%		205,000	208,059
Eversource Energy 01/15/18	1.600%		108,000	108,649
05/01/18	1.450%		754,000	755,051

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Indiana Michigan Power Co. 03/15/23	3.200%		300,000	312,881
NextEra Energy Capital Holdings, Inc. 04/01/19	2.300%		65,000	66,260
Oncor Electric Delivery Co. LLC 09/30/17	5.000%		766,000	799,901
04/01/45	3.750%		100,000	102,519
PPL Capital Funding, Inc. 05/15/26	3.100%		220,000	222,391
Pacific Gas & Electric Co. 02/15/24	3.750%		105,000	115,095
02/15/44	4.750%		260,000	306,861
Sierra Pacific Power Co.(d) 05/01/26	2.600%		35,000	35,768
Southern California Edison Co. 02/01/45	3.600%		35,000	36,353
Southern Co. (The) 07/01/46	4.400%		610,000	655,703
TransAlta Corp. 06/03/17	1.900%		430,000	426,401
11/25/20	5.000%	CAD	430,000	312,458
WEC Energy Group, Inc. 06/15/18	1.650%		180,000	181,590
06/15/25	3.550%		158,000	169,540
Western Power Distribution PLC(d) 11/06/23	3.625%	GBP	630,000	881,467
Xcel Energy, Inc. 05/15/20	4.700%		379,000	418,886
Total				11,184,316
FOOD AND BEVERAGE 0.1%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		17,000	17,199
02/01/26	3.650%		695,000	744,516
02/01/46	4.900%		15,000	17,578
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		595,000	596,643
ConAgra Foods, Inc. 01/25/23	3.200%		526,000	542,658
General Mills, Inc. 10/20/17	1.400%		47,000	47,259
11/16/20	2.100%	EUR	440,000	523,481
Grupo Bimbo SAB de CV(d) 06/27/44	4.875%		400,000	393,854
Kraft Heinz Co. (The)(d) 07/01/27	4.125%	GBP	260,000	380,788
Kraft Heinz Foods Co 06/05/17	2.250%		137,000	138,256

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molson Coors Brewing Co. 05/01/42	5.000%	316,000	354,156
Molson Coors Brewing Co.(e) 07/15/46	4.200%	210,000	210,898
PepsiCo, Inc. 02/22/19	1.500%	445,000	451,250
SABMiller Holdings, Inc.(d) 01/15/22	3.750%	480,000	514,676
Sysco Corp. 07/15/21	2.500%	80,000	81,749
Wm. Wrigley Jr., Co.(d) 10/21/18	2.400%	68,000	69,349
10/21/19	2.900%	605,000	628,704
Total			5,713,014
HEALTH CARE —%
Becton Dickinson and Co. 05/15/17	1.450%	114,000	114,296
12/15/44	4.685%	105,000	118,291
Express Scripts Holding Co.(e) 07/15/46	4.800%	30,000	29,960
Total			262,547
HEALTHCARE INSURANCE —%
Aetna, Inc. 06/07/19	1.900%	205,000	207,663
06/15/46	4.375%	170,000	176,545
Cigna Corporation 03/15/21	4.500%	315,000	345,803
UnitedHealth Group, Inc. 12/15/17	1.400%	182,000	182,978
Total			912,989
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 03/15/40	6.200%	183,000	205,159
Canadian Natural Resources Ltd. 08/15/16	6.000%	93,000	93,380
05/15/17	5.700%	56,000	57,610
02/01/35	5.850%	185,000	186,935
03/15/38	6.250%	219,000	238,068
Cimarex Energy Co. 05/01/22	5.875%	342,000	358,050
06/01/24	4.375%	141,000	147,450
Continental Resources, Inc. 09/15/22	5.000%	385,000	376,338
06/01/44	4.900%	32,000	26,400
Marathon Oil Corp. 06/01/45	5.200%	115,000	100,112

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Noble Energy, Inc. 11/15/43	5.250%		244,000	248,082
Woodside Finance Ltd.(d) 03/05/25	3.650%		573,000	564,947
Total				2,602,531
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%		28,000	26,351
09/15/42	4.450%		372,000	296,020
09/15/43	5.200%		260,000	223,380
Total				545,751
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%		1,035,000	1,122,630
Guardian Life Insurance Co. of America (The) Subordinated(d) 06/19/64	4.875%		400,000	411,973
MetLife, Inc. 12/15/17	1.756%		55,000	55,515
09/15/23	4.368%		227,000	251,304
03/01/45	4.050%		140,000	137,915
05/13/46	4.600%		293,000	314,994
Northwestern Mutual Life Insurance Co. (The) Subordinated(d) 03/30/40	6.063%		205,000	262,223
Peachtree Corners Funding Trust(d) 02/15/25	3.976%		536,000	537,389
TIAA Asset Management Finance Co. LLC(d) 11/01/19	2.950%		180,000	184,402
Teachers Insurance & Annuity Association of America Subordinated(d) 09/15/44	4.900%		555,000	622,572
Voya Financial, Inc. 06/15/46	4.800%		25,000	24,991
Total				3,925,908
MEDIA AND ENTERTAINMENT —%
21st Century Fox America, Inc. 09/15/44	4.750%		330,000	365,603
Scripps Networks Interactive, Inc. 11/15/24	3.900%		688,000	723,357
Thomson Reuters Corp. 10/15/19	4.700%		140,000	151,434
05/23/43	4.500%		415,000	411,350
Time Warner, Inc. 09/15/23	1.950%	EUR	120,000	141,818
Total				1,793,562

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
METALS —%
Barrick Gold Corp. 04/01/42	5.250%	82,000	83,697
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc.(a) 06/01/45	5.800%	246,000	283,903
Enterprise Products Operating LLC 05/07/18	1.650%	170,000	170,143
02/15/45	5.100%	245,000	268,132
05/15/46	4.900%	163,000	175,604
Kinder Morgan Energy Partners LP 05/01/24	4.300%	235,000	237,019
03/01/43	5.000%	591,000	559,557
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	311,000	286,258
10/15/23	3.850%	380,000	368,247
11/01/24	3.600%	35,000	32,868
06/15/44	4.700%	153,000	130,682
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	101,000	103,686
Western Gas Partners LP(e) 07/01/26	4.650%	40,000	39,918
Williams Partners LP 09/15/45	5.100%	480,000	411,682
Total			3,067,699
NATURAL GAS —%
NiSource Finance Corp. 02/15/43	5.250%	195,000	234,260
Sempra Energy 04/01/17	2.300%	245,000	247,028
12/01/23	4.050%	15,000	16,228
06/15/24	3.550%	920,000	964,275
Total			1,461,791
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	377,000	214,890
PHARMACEUTICALS —%
AbbVie, Inc. 11/06/17	1.750%	605,000	608,573
Actavis Funding 03/15/45	4.750%	155,000	162,761
Amgen, Inc.(d) 06/15/51	4.663%	109,000	113,713
Pfizer, Inc. 06/01/18	1.200%	500,000	502,317
Total			1,387,364

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PROPERTY & CASUALTY —%
Alleghany Corp. 09/15/44	4.900%		165,000	171,980
Berkshire Hathaway, Inc. 03/16/35	1.625%	EUR	140,000	152,822
CNA Financial Corp. 05/15/24	3.950%		157,000	165,098
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%		280,000	309,420
06/15/23	4.250%		565,000	600,164
Total				1,399,484
RAILROADS —%
Burlington Northern Santa Fe LLC 08/01/46	3.900%		30,000	31,666
REFINING —%
Marathon Petroleum Corp. 09/15/44	4.750%		205,000	174,809
Phillips 66 05/01/17	2.950%		305,000	309,465
Valero Energy Corp. 03/15/45	4.900%		25,000	23,156
Total				507,430
RESTAURANTS —%
McDonald's Corp. 03/01/18	5.350%		505,000	540,041
Yum! Brands, Inc. 11/01/43	5.350%		352,000	283,360
Total				823,401
RETAILERS —%
CVS Health Corp. 06/01/21	2.125%		305,000	308,751
06/01/26	2.875%		230,000	235,042
Total				543,793
TECHNOLOGY —%
Apple, Inc. 02/23/18	1.300%		342,000	344,324
01/17/24	1.375%	EUR	140,000	164,873
02/09/45	3.450%		129,000	121,215
Hewlett Packard Enterprise Co.(d) 10/15/45	6.350%		19,000	18,917
International Business Machine Corp. 11/19/19	1.375%	EUR	466,000	541,733

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Oracle Corp. 01/10/21	2.250%	EUR	349,000	424,786
Oracle Corp.(e) 09/15/21	1.900%		205,000	205,753
07/15/46	4.000%		75,000	75,615
Total				1,897,216
TRANSPORTATION SERVICES —%
ERAC U.S.A. Finance LLC(d) 12/01/26	3.300%		940,000	961,104
FedEx Corp. 04/01/46	4.550%		125,000	135,637
Heathrow Funding Ltd.(d) 02/15/23	5.225%	GBP	233,000	367,596
Total				1,464,337
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		298,000	301,867
Rogers Communications, Inc. 03/15/23	3.000%		365,000	380,855
Total				682,722
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		640,000	641,099
06/15/45	4.350%		923,000	894,356
Orange SA 02/21/17	4.750%	EUR	163,000	186,379
Verizon Communications, Inc. 11/01/42	3.850%		535,000	504,609
03/15/55	4.672%		426,000	430,872
Total				2,657,315
Total Corporate Bonds & Notes (Cost: $49,759,790)				50,730,712

Residential Mortgage-Backed Securities —
Agency 5.8%

Federal National Mortgage Association(e) 07/19/31	2.500%	55,000,000	56,902,406
07/19/31	3.000%	25,000,000	26,208,985
07/19/31- 07/14/46	3.500%	311,275,000	328,912,928
07/14/46	4.000%	43,000,000	46,102,829
Total Residential Mortgage-Backed Securities — Agency (Cost: $456,101,902)			458,127,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

U.S. Treasury Obligations —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 05/15/45	3.000%	100,000	114,941
Total U.S. Treasury Obligations (Cost: $97,934)			114,941

Foreign Government Obligations(c)(f) —%

NORWAY —%
Avinor AS(d) 04/29/25	1.000%	EUR	200,000	229,034
Total Foreign Government Obligations (Cost: $212,993)				229,034

Options Purchased Puts 1.4%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
S&P 500 Index	800	1,650.00	12/15/17	5,564,000
S&P 500 Index	2,600	1,850.00	12/15/17	29,614,000
S&P 500 Index	3,246	1,700.00	12/15/17	25,497,330
S&P 500 Index	2,000	1,650.00	12/15/17	13,910,000
S&P 500 Index	3,196	1,800.00	12/15/17	32,007,940
Total Options Purchased Puts (Cost: $165,292,893)				106,593,270
Money Market Funds 20.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(g)	1,607,748,085	1,607,748,085
Total Money Market Funds (Cost: $1,607,748,085)		1,607,748,085
Total Investments (Cost: $8,292,958,451)		8,292,289,185
Other Assets & Liabilities, Net		(428,858,217)
Net Assets		7,863,430,968

At June 30, 2016, cash totaling $78,018,868 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	07/15/2016	1,419,000	GBP	2,057,954	USD	168,741	—
State Street	07/15/2016	425,000	CAD	333,618	USD	4,645	—
UBS	07/15/2016	4,290,000	EUR	4,862,844	USD	100,215	—
Total						273,601	—

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10 Year Mini JGB	3	JPY	443,994	09/2016	2,175	—
BP Currency	780	USD	64,584,000	09/2016	—	(6,410,046)
Canadian Government 10-Year Bond	6	CAD	687,519	09/2016	16,188	—
DAX Index	10	EUR	2,682,404	09/2016	45,570	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro FX	300	USD	41,653,125	09/2016	—	(1,105,485)
Euro-Bobl	9	EUR	1,334,363	09/2016	10,887	—
Euro-Bund	5	EUR	927,307	09/2016	17,169	—
Euro-Buxl 30 Year	2	EUR	435,377	09/2016	37,226	—
Euro-Schatz	8	EUR	994,913	09/2016	1,937	—
FTSE/MIB Index	28	EUR	2,515,514	09/2016	14,037	—
JPY Currency	1,400	USD	169,872,500	09/2016	6,224,820	—
Long Gilt	7	GBP	1,197,365	09/2016	56,231	—
S&P 500 E-mini	6,953	USD	726,658,030	09/2016	9,572,326	—
S&P 500 Index	190	USD	99,284,500	09/2016	956,460	—
SPI 200 Index	28	AUD	2,702,183	09/2016	—	(5,401)
TOPIX Index	884	JPY	106,621,023	09/2016	—	(5,607,100)
U.S. Long Bond	104	USD	17,923,750	09/2016	398,985	—
U.S. Long Bond	87	USD	14,993,906	09/2016	260,773	—
U.S. Treasury 10-Year Note	3,112	USD	413,847,375	09/2016	7,875,493	—
U.S. Treasury 10-Year Note	1,407	USD	187,109,016	09/2016	1,748,680	—
U.S. Treasury 2-Year Note	1,721	USD	377,463,705	09/2016	2,148,073	—
U.S. Treasury 2-Year Note	586	USD	128,526,282	09/2016	171,882	—
U.S. Treasury 5-Year Note	35	USD	4,275,742	09/2016	72,994	—
U.S. Ultra Bond	476	USD	88,714,500	09/2016	4,662,128	—
U.S. Ultra Bond	345	USD	64,299,375	09/2016	1,425,587	—
U.S. Ultra Bond	19	USD	3,541,125	09/2016	221,584	—
Total			2,523,288,893		35,941,205	(13,128,032)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
C$ Currency	(400)	USD	(30,848,000)	09/2016	490,520	—
EURO STOXX 50	(1,061)	EUR	(33,616,042)	09/2016	—	(644,749)
FTSE 100 Index	(300)	GBP	(25,649,849)	09/2016	—	(486,468)
Russell 2000 Mini	(1,299)	USD	(149,047,260)	09/2016	—	(934,291)
S&P/TSE 60 Index	(583)	CAD	(73,635,930)	09/2016	—	(588,079)
U.S. Long Bond	(65)	USD	(11,202,344)	09/2016	—	(616,082)
U.S. Treasury 10-Year Note	(33)	USD	(4,388,484)	09/2016	—	(111,429)
U.S. Treasury 2-Year Note	(12)	USD	(2,631,938)	09/2016	—	(13,769)
U.S. Treasury 2-Year Note	(2,460)	USD	(539,547,190)	09/2016	—	(3,502,243)
U.S. Treasury 5-Year Note	(273)	USD	(33,350,789)	09/2016	—	(339,938)
Total			(903,917,826)		490,520	(7,237,048)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short- Term Cash Fund	1,628,390,047	1,117,900,187	(1,138,542,149)	—	1,607,748,085	—	3,059,026	1,607,748,085
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	210,315,812	12,682,701	(957,336)	1,379	222,042,556	—	—	260,367,136
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	491,777,409	234,667,476	(2,667,063)	(64,758)	723,713,064	—	—	741,956,752
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	247,709,836	2,808,523	(1,027,200)	22,092	249,513,251	—	—	286,676,332
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	45,043,969	—	(43,937,095)	(1,106,874)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	150,430,388	3,930,032	(590,501)	(49,801)	153,720,118	93,663	2,758,343	157,357,143
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	89,689,865	6,725,736	(426,519)	(18,151)	95,970,931	—	—	114,706,280
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	47,955,680	2,551,701	(168,249)	(15,798)	50,323,334	—	1,817,730	46,302,121
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	38,717,689	45,501,500	(209,330)	3,061	84,012,920	—	1,611,300	87,323,362
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	—	37,037,428	—	—	37,037,428	—	—	37,039,456
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	37,034,349	—	—	37,034,349	—	—	37,568,539
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	99,996,607	15,256,909	(439,629)	(50,819)	114,763,068	—	—	119,865,874
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	121,718,446	9,547,970	(527,205)	(7,518)	130,731,693	—	—	144,555,279

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	348,631,518	24,900,392	(196,129,666)	(29,055,740)	148,346,504	—	—	148,513,958
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	43,952,775	2,100,057	(171,772)	(4,327)	45,876,733	337,467	1,298,487	45,884,104
Variable Portfolio — American Century Diversified Bond Fund, Class 1	151,243,941	3,614,185	(594,345)	(10,936)	154,252,845	87,057	2,781,796	156,986,752
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	39,218,573	225,468	(33,881,730)	(5,562,311)	—	—	225,468	—
Variable Portfolio — DFA International Value Fund, Class 1	428,897,269	19,437,933	(1,343,313)	(558,059)	446,433,830	1,587,469	6,057,539	356,204,944
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	217,464,533	6,124,526	(862,264)	(4,224)	222,722,571	369,427	4,698,203	226,512,195
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	1,159,445	43,445,510	(7,519)	1,075	44,598,511	—	—	45,167,266
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	118,984,033	12,487,185	(454,116)	(49,731)	130,967,371	—	1,653,963	121,635,626
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	195,740,246	125,076,582	(1,214,077)	4,172	319,606,923	—	—	350,465,563
Variable Portfolio — MFS® Value Fund, Class 1	116,173,139	3,403,891	(527,151)	11,436	119,061,315	—	—	144,497,355
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	258,969,498	5,534,314	(1,089,258)	2,193	263,416,747	—	—	296,396,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	97,310,732	4,888,659	(428,714)	(14,304)	101,756,373	—	—	117,542,251
Variable Portfolio — NFJ Dividend Value Fund, Class 1	125,491,240	4,193,192	(515,646)	2,599	129,171,385	—	—	140,029,439
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	121,167,297	8,035,074	(523,944)	(32,872)	128,645,555	—	—	142,173,055
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	462,262,218	8,536,519	(1,845,351)	(534,821)	468,418,565	4,285,751	3,750,768	397,435,048
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	126,421,589	13,215,829	(506,025)	(86,246)	139,045,147	—	—	139,219,916
Variable Portfolio — Partners Small Cap Value Fund, Class 1	306,822,871	11,675,586	(182,876,088)	(7,045,234)	128,577,135	—	—	133,432,863
Variable Portfolio — Pyramis® International Equity Fund, Class 1	453,118,958	10,408,053	(1,675,008)	(551,457)	461,300,546	—	7,608,053	384,080,493
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	160,342,723	2,668,653	(691,619)	2,267	162,322,024	683,987	1,984,666	166,351,938
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	551,779	43,453,722	(3,981)	916	44,002,436	—	—	45,170,413
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	14,858,788	452,956	(55,963)	(354)	15,255,427	59,234	139,889	15,101,383
Total	6,960,528,913	1,879,522,798	(1,614,889,826)	(44,773,145)	7,180,388,740	7,504,055	39,445,231	7,214,267,481

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $10,821,856 or 0.14% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	462,226,599	—	—	462,226,599
Corporate Bonds & Notes	—	50,730,712	—	50,730,712
Residential Mortgage-Backed Securities — Agency	—	458,127,148	—	458,127,148
U.S. Treasury Obligations	114,941	—	—	114,941
Foreign Government Obligations	—	229,034	—	229,034
Options Purchased Puts	106,593,270	—	—	106,593,270
Investments measured at net asset value
Equity Funds	—	—	—	4,704,700,398
Fixed-Income Funds	—	—	—	901,818,998
Money Market Funds	—	—	—	1,607,748,085
Total Investments	568,934,810	509,086,894	—	8,292,289,185
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	273,601	—	273,601
Futures Contracts	36,431,725	—	—	36,431,725
Liabilities
Futures Contracts	(20,365,080)	—	—	(20,365,080)
Total	585,001,455	509,360,495	—	8,308,629,431

See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $947,276,818)	$971,428,434
Affiliated issuers (identified cost $7,180,388,740)	7,214,267,481
Options purchased (identified cost $165,292,893)	106,593,270
Total investments (identified cost $8,292,958,451)	8,292,289,185
Foreign currency (identified cost $33,248)	33,283
Margin deposits	78,018,868
Unrealized appreciation on forward foreign currency exchange contracts	273,601
Receivable for:
Investments sold	3,839,833
Dividends	1,657,275
Interest	1,023,690
Variation margin	10,299,324
Trustees' deferred compensation plan	67,505
Total assets	8,387,502,564
Liabilities
Payable for:
Investments purchased	53,969,866
Investments purchased on a delayed delivery basis	457,275,512
Capital shares purchased	5,041,692
Variation margin	7,498,970
Investment management fees	42,782
Distribution and/or service fees	53,311
Transfer agent fees	3,755
Compensation of board members	11,671
Chief compliance officer expenses	862
Other expenses	105,670
Trustees' deferred compensation plan	67,505
Total liabilities	524,071,596
Net assets applicable to outstanding capital stock	$7,863,430,968
Represented by
Trust capital	$7,863,430,968
Total — representing net assets applicable to outstanding capital stock	$7,863,430,968
Class 2
Net assets	$7,863,430,968
Shares outstanding	692,188,699
Net asset value per share	$11.36

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,560,903
Dividends — affiliated issuers	39,445,231
Interest	835,586
Total income	46,841,720
Expenses:
Investment management fees	7,469,999
Distribution and/or service fees
Class 2	9,353,737
Transfer agent fees
Class 2	651,905
Compensation of board members	73,658
Custodian fees	21,218
Printing and postage fees	51,257
Audit fees	11,618
Legal fees	87,959
Chief compliance officer expenses	1,802
Other	84,663
Total expenses	17,807,816
Net investment income	29,033,904
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,614,981)
Investments — affiliated issuers	(44,773,145)
Capital gain distributions from underlying affiliated funds	7,504,055
Foreign currency translations	(96,125)
Forward foreign currency exchange contracts	(101,977)
Futures contracts	(2,655,996)
Options purchased	(14,031,419)
Net realized loss	(58,769,588)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,928,658
Investments — affiliated issuers	67,975,016
Foreign currency translations	1,104,290
Forward foreign currency exchange contracts	241,084
Futures contracts	4,868,445
Options purchased	(1,128,321)
Net change in unrealized appreciation	88,989,172
Net realized and unrealized gain	30,219,584
Net increase in net assets resulting from operations	$59,253,488

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$29,033,904	$19,867,611
Net realized loss	(58,769,588)	(16,000,541)
Net change in unrealized appreciation (depreciation)	88,989,172	(265,488,821)
Net increase (decrease) in net assets resulting from operations	59,253,488	(261,621,751)
Increase in net assets from capital stock activity	362,643,375	1,697,673,651
Total increase in net assets	421,896,863	1,436,051,900
Net assets at beginning of period	7,441,534,105	6,005,482,205
Net assets at end of period	$7,863,430,968	$7,441,534,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	35,899,291	395,709,982	147,549,141	1,727,373,535
Redemptions	(2,931,847)	(33,066,607)	(2,552,566)	(29,699,884)
Net increase	32,967,444	362,643,375	144,996,575	1,697,673,651
Total net increase	32,967,444	362,643,375	144,996,575	1,697,673,651

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.29		$11.68	$11.14	$10.00
Income from investment operations:
Net investment income	0.04		0.03	0.03	0.02
Net realized and unrealized gain (loss)	0.03		(0.42)	0.51	1.12
Total from investment operations	0.07		(0.39)	0.54	1.14
Net asset value, end of period	$11.36		$11.29	$11.68	$11.14
Total return	0.62%		(3.34%)	4.85%	11.40%
Ratios to average net assets(b)
Total gross expenses	0.48	%(c)	0.48%	0.49%	0.53	%(c)
Total net expenses(d)	0.48	%(c)	0.48%	0.49%	0.51	%(c)
Net investment income	0.78	%(c)	0.29%	0.26%	0.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,863,431		$7,441,534	$6,005,482	$1,992,053
Portfolio turnover	44%		74%	47%	36%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to the commodities market, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	10,588,394	*
Equity risk	Investments, at value — Options purchased	106,593,270
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	273,601
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	6,715,340	*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	19,127,991	*
Total		143,298,596
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	8,266,090	*
Foreign exchange risk	Component of trust capital — unrealized depreciation on futures contracts	7,515,530	*
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	4,583,460	*
Total		20,365,080

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(50,911,902)	(14,031,419)	(64,943,321)
Foreign exchange risk	(101,977)	24,428,427	—	24,326,450
Interest rate risk	—	23,827,479	—	23,827,479
Total	(101,977)	(2,655,996)	(14,031,419)	(16,789,392)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(4,558,365)	(1,128,321)	(5,686,686)
Foreign exchange risk	241,084	(3,663,743)	—	(3,422,659)
Interest rate risk	—	13,090,553	—	13,090,553
Total	241,084	4,868,445	(1,128,321)	3,981,208

Semiannual Report 2016
27

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	2,477,713,704
Futures contracts — Short	777,657,549
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	116,938,605
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	138,917	—

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Deutsche Bank ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	168,741	4,645	100,215	273,601
Options purchased puts	106,593,270	—	—	—	106,593,270
Total Assets	106,593,270	168,741	4,645	100,215	106,866,871
Total Financial and Derivative Net Assets	106,593,270	168,741	4,645	100,215	106,866,871
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	106,593,270	168,741	4,645	100,215	106,866,871

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2016 was 0.20% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $4,147,191, and the administrative services fee paid to the Investment Manager was $720,999.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 2	1.10%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment

Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,425,382,580 and $2,738,452,998, respectively, for the six months ended June 30, 2016, of which $2,142,314,652 and $1,884,394,624, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
33

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

Semiannual Report 2016
34

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the eighty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
35

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Variable Portfolio — Managed Volatility Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6599 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Management Agreement	22
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Small Company Growth Fund (the Fund) Class 2 shares returned 0.73% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned -1.59% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	0.83	-7.33	5.83	5.11
Class 2	06/01/00	0.73	-7.55	5.55	4.86
Russell 2000 Growth Index		-1.59	-10.75	8.51	7.14

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
CyrusOne, Inc.	2.0
MarketAxess Holdings, Inc.	1.8
CoreLogic, Inc.	1.8
Fortinet, Inc.	1.7
Beacon Roofing Supply, Inc.	1.6
Liberty TripAdvisor Holdings, Inc., Class A	1.6
ABIOMED, Inc.	1.6
Sprouts Farmers Market, Inc.	1.6
Euronet Worldwide, Inc.	1.5
STORE Capital Corp.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	21.0
Consumer Staples	1.6
Energy	2.9
Financials	11.5
Health Care	21.2
Industrials	12.0
Information Technology	27.2
Materials	1.8
Telecommunication Services	0.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Daniel Cole, CFA

Wayne Collette, CFA

Lawrence Lin, CFA

Rahul Narang

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,008.30	1,020.14	4.74	4.77	0.95
Class 2	1,000.00	1,000.00	1,007.30	1,018.90	5.99	6.02	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.6%
Distributors 0.6%
Core-Mark Holding Co., Inc.	3,402	159,418
Hotels, Restaurants & Leisure 8.4%
Bojangles', Inc.(a)	6,338	107,429
Chuy's Holdings, Inc.(a)	4,275	147,958
Extended Stay America, Inc.	19,424	290,389
Papa John's International, Inc.	4,209	286,212
Planet Fitness, Inc., Class A(a)	16,608	313,559
Red Rock Resorts, Inc., Class A(a)	9,156	201,249
Six Flags Entertainment Corp.	5,172	299,717
Sonic Corp.	11,466	310,155
Texas Roadhouse, Inc.	2,915	132,924
Wingstop, Inc.(a)	5,764	157,069
Total		2,246,661
Household Durables 0.8%
SodaStream International Ltd.(a)	6,360	135,659
TopBuild Corp.(a)	2,323	84,092
Total		219,751
Internet & Catalog Retail 1.6%
Liberty TripAdvisor Holdings, Inc., Class A(a)	19,639	429,701
Leisure Products 0.9%
Smith & Wesson Holding Corp.(a)	8,442	229,454
Media 3.0%
Gray Television, Inc.(a)	14,122	153,224
Lions Gate Entertainment Corp.	9,825	198,760
Nexstar Broadcasting Group, Inc., Class A	3,475	165,340
Starz, Class A(a)	9,235	276,311
Total		793,635
Specialty Retail 4.5%
Burlington Stores, Inc.(a)	4,134	275,779
Lithia Motors, Inc., Class A	3,546	252,014
Select Comfort Corp.(a)	8,282	177,069
Sportsman's Warehouse Holdings, Inc.(a)	20,421	164,594
Tile Shop Holdings, Inc.(a)	17,324	344,401
Total		1,213,857

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A(a)	6,821	202,720
Total Consumer Discretionary		5,495,197
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
Sprouts Farmers Market, Inc.(a)	17,884	409,544
Total Consumer Staples		409,544
ENERGY 2.8%
Oil, Gas & Consumable Fuels 2.8%
Carrizo Oil & Gas, Inc.(a)	5,423	194,414
Parsley Energy, Inc., Class A(a)	4,170	112,840
SemGroup Corp., Class A	9,030	294,017
WPX Energy, Inc.(a)	16,258	151,362
Total		752,633
Total Energy		752,633
FINANCIALS 11.3%
Banks 1.5%
Bank of the Ozarks, Inc.	4,628	173,642
Western Alliance Bancorp(a)	6,460	210,919
Total		384,561
Capital Markets 0.2%
Pzena Investment Management, Inc., Class A	8,207	62,455
Diversified Financial Services 1.8%
MarketAxess Holdings, Inc.	3,282	477,203
Real Estate Investment Trusts (REITs) 5.8%
Coresite Realty Corp.	1,760	156,094
CyrusOne, Inc.	9,207	512,462
National Storage Affiliates Trust	12,194	253,879
Sovran Self Storage, Inc.	2,339	245,408
STORE Capital Corp.	13,100	385,795
Total		1,553,638
Thrifts & Mortgage Finance 2.0%
BofI Holding, Inc.(a)	16,800	297,528
LendingTree, Inc.(a)	2,557	225,860
Total		523,388
Total Financials		3,001,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 20.8%
Biotechnology 6.8%
ACADIA Pharmaceuticals, Inc.(a)	1,587	51,514
Alder Biopharmaceuticals, Inc.(a)	5,826	145,475
Axovant Sciences Ltd.(a)	4,366	56,059
Bluebird Bio, Inc.(a)	1,774	76,796
Curis, Inc.(a)	26,808	41,821
Dynavax Technologies Corp.(a)	6,385	93,093
Exact Sciences Corp.(a)	6,480	79,380
Insys Therapeutics, Inc.(a)	5,819	75,298
Juno Therapeutics, Inc.(a)	1,075	41,323
Keryx Biopharmaceuticals, Inc.(a)	15,309	101,346
Kite Pharma, Inc.(a)	1,662	83,100
Neurocrine Biosciences, Inc.(a)	2,723	123,760
Novavax, Inc.(a)	25,401	184,665
Ophthotech Corp.(a)	1,779	90,782
Raptor Pharmaceutical Corp.(a)	7,805	41,913
Spark Therapeutics, Inc.(a)	1,813	92,699
TESARO, Inc.(a)	1,487	124,982
Tokai Pharmaceuticals, Inc.(a)	8,407	46,323
Ultragenyx Pharmaceutical, Inc.(a)	3,913	191,385
vTv Therapeutics, Inc., Class A(a)	9,861	57,194
Total		1,798,908
Health Care Equipment & Supplies 6.6%
ABIOMED, Inc.(a)	3,866	422,515
Align Technology, Inc.(a)	2,706	217,968
ICU Medical, Inc.(a)	3,116	351,329
Natus Medical, Inc.(a)	7,348	277,755
NuVasive, Inc.(a)	5,030	300,392
NxStage Medical, Inc.(a)	9,018	195,510
Total		1,765,469
Health Care Providers & Services 3.9%
Amsurg Corp.(a)	4,208	326,288
Chemed Corp.	2,592	353,316
LHC Group, Inc.(a)	6,293	272,361
Molina Healthcare, Inc.(a)	1,944	97,006
Total		1,048,971

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 1.4%
HealthStream, Inc.(a)	13,744	364,491
Life Sciences Tools & Services 0.6%
ICON PLC(a)	2,113	147,931
Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.(a)	5,223	91,925
GW Pharmaceuticals PLC ADR(a)	728	66,663
Pacira Pharmaceuticals, Inc.(a)	2,969	100,144
Supernus Pharmaceuticals, Inc.(a)	7,425	151,247
Total		409,979
Total Health Care		5,535,749
INDUSTRIALS 11.8%
Aerospace & Defense 1.1%
Teledyne Technologies, Inc.(a)	3,054	302,499
Airlines 1.7%
Allegiant Travel Co.	2,011	304,667
Hawaiian Holdings, Inc.(a)	4,090	155,256
Total		459,923
Building Products 2.0%
Gibraltar Industries, Inc.(a)	10,201	322,046
Masonite International Corp.(a)	3,000	198,420
Total		520,466
Commercial Services & Supplies 0.5%
ARC Document Solutions, Inc.(a)	37,123	144,408
Electrical Equipment 1.1%
Generac Holdings, Inc.(a)	8,642	302,124
Machinery 2.5%
Mueller Water Products, Inc., Class A	16,993	194,060
Rexnord Corp.(a)	8,840	173,529
Watts Water Technologies, Inc., Class A	5,135	299,165
Total		666,754
Road & Rail 0.6%
Saia, Inc.(a)	5,799	145,787
Trading Companies & Distributors 2.3%
Beacon Roofing Supply, Inc.(a)	9,459	430,101
DXP Enterprises, Inc.(a)	11,459	171,083
Total		601,184
Total Industrials		3,143,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 26.8%
Communications Equipment 0.9%
Infinera Corp.(a)	21,159	238,673
Internet Software & Services 4.8%
comScore, Inc.(a)	8,152	194,670
j2 Global, Inc.	4,261	269,167
Match Group, Inc.(a)	18,955	285,747
SPS Commerce, Inc.(a)	4,553	275,912
Stamps.com, Inc.(a)	3,025	264,445
Total		1,289,941
IT Services 6.0%
CoreLogic, Inc.(a)	12,131	466,801
EPAM Systems, Inc.(a)	2,135	137,302
Euronet Worldwide, Inc.(a)	5,781	399,987
Leidos Holdings, Inc.	4,164	199,331
Luxoft Holding, Inc.(a)	2,427	126,252
WEX, Inc.(a)	2,880	255,370
Total		1,585,043
Semiconductors & Semiconductor Equipment 2.3%
Cirrus Logic, Inc.(a)	5,513	213,849
Mellanox Technologies Ltd.(a)	4,327	207,523
Microsemi Corp.(a)	5,583	182,453
Total		603,825
Software 12.8%
ACI Worldwide, Inc.(a)	11,420	222,804
Blackbaud, Inc.	2,582	175,318
BroadSoft, Inc.(a)	7,027	288,318
CyberArk Software Ltd.(a)	4,998	242,853
Ellie Mae, Inc.(a)	2,688	246,355
Fair Isaac Corp.	1,937	218,900
FleetMatics Group PLC(a)	8,808	381,651
Fortinet, Inc.(a)	13,773	435,089
Globant SA(a)	4,636	182,427

Common Stocks (continued)

Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	3,038	194,827
Paycom Software, Inc.(a)	4,768	206,025
Pegasystems, Inc.	8,026	216,301
Proofpoint, Inc.(a)	1,686	106,370
RealPage, Inc.(a)	12,880	287,610
Total		3,404,848
Total Information Technology		7,122,330
MATERIALS 1.8%
Construction Materials 0.9%
Headwaters, Inc.(a)	6,536	117,256
Summit Materials, Inc., Class A(a)	6,589	134,811
Total		252,067
Containers & Packaging 0.9%
Bemis Co., Inc.	1,305	67,194
Berry Plastics Group, Inc.(a)	4,277	166,162
Total		233,356
Total Materials		485,423
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	4,983	199,619
Total Telecommunication Services		199,619
Total Common Stocks (Cost: $25,315,028)		26,144,885

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	743,169	743,169
Total Money Market Funds (Cost: $743,169)		743,169
Total Investments (Cost: $26,058,197)		26,888,054
Other Assets & Liabilities, Net		(273,494)
Net Assets		26,614,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	800,654	7,564,866	(7,622,351)	743,169	1,307	743,169

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,495,197	—	—	5,495,197
Consumer Staples	409,544	—	—	409,544
Energy	752,633	—	—	752,633
Financials	3,001,245	—	—	3,001,245
Health Care	5,535,749	—	—	5,535,749
Industrials	3,143,145	—	—	3,143,145
Information Technology	7,122,330	—	—	7,122,330
Materials	485,423	—	—	485,423
Telecommunication Services	199,619	—	—	199,619
Total Common Stocks	26,144,885	—	—	26,144,885
Investments measured at net asset value
Money Market Funds	—	—	—	743,169
Total Investments	26,144,885	—	—	26,888,054

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $25,315,028)	$26,144,885
Affiliated issuers (identified cost $743,169)	743,169
Total investments (identified cost $26,058,197)	26,888,054
Receivable for:
Investments sold	300,497
Dividends	9,682
Foreign tax reclaims	88
Expense reimbursement due from Investment Manager	14,070
Trustees' deferred compensation plan	28,521
Total assets	27,240,912
Liabilities
Payable for:
Investments purchased	516,065
Capital shares purchased	10,089
Investment management fees	18,964
Distribution and/or service fees	96
Transfer agent fees	1,308
Compensation of board members	25,339
Chief compliance officer expenses	4
Other expenses	25,966
Trustees' deferred compensation plan	28,521
Total liabilities	626,352
Net assets applicable to outstanding capital stock	$26,614,560
Represented by
Paid-in capital	$21,224,359
Excess of distributions over net investment income	(96,028)
Accumulated net realized gain	4,656,372
Unrealized appreciation (depreciation) on:
Investments	829,857
Total — representing net assets applicable to outstanding capital stock	$26,614,560
Class 1
Net assets	$26,144,910
Shares outstanding	1,538,535
Net asset value per share	$16.99
Class 2
Net assets	$469,650
Shares outstanding	28,532
Net asset value per share	$16.46

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$78,182
Dividends — affiliated issuers	1,307
Foreign taxes withheld	(216)
Total income	79,273
Expenses:
Investment management fees	111,539
Distribution and/or service fees
Class 2	578
Transfer agent fees
Class 1	7,554
Class 2	139
Compensation of board members	8,107
Custodian fees	8,293
Printing and postage fees	16,783
Audit fees	12,426
Legal fees	329
Chief compliance officer expenses	7
Other	1,544
Total expenses	167,299
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,966)
Total net expenses	122,333
Net investment loss	(43,060)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(510,604)
Net realized loss	(510,604)
Net change in unrealized appreciation (depreciation) on:
Investments	700,343
Net change in unrealized appreciation	700,343
Net realized and unrealized gain	189,739
Net increase in net assets resulting from operations	$146,679

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(43,060)	$(146,339)
Net realized gain (loss)	(510,604)	5,567,948
Net change in unrealized appreciation (depreciation)	700,343	(4,135,163)
Net increase in net assets resulting from operations	146,679	1,286,446
Distributions to shareholders
Net realized gains
Class 1	—	(1,514,444)
Class 2	—	(22,735)
Total distributions to shareholders	—	(1,537,179)
Decrease in net assets from capital stock activity	(1,505,720)	(2,701,057)
Total decrease in net assets	(1,359,041)	(2,951,790)
Net assets at beginning of period	27,973,601	30,925,391
Net assets at end of period	$26,614,560	$27,973,601
Excess of distributions over net investment income	$(96,028)	$(52,968)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	49,224	807,434	114,143	2,075,724
Distributions reinvested	—	—	81,160	1,514,444
Redemptions	(141,705)	(2,284,255)	(353,910)	(6,362,994)
Net decrease	(92,481)	(1,476,821)	(158,607)	(2,772,826)
Class 2 shares
Subscriptions	3,253	49,530	10,999	192,275
Distributions reinvested	—	—	1,255	22,735
Redemptions	(5,007)	(78,429)	(8,332)	(143,241)
Net increase (decrease)	(1,754)	(28,899)	3,922	71,769
Total net decrease	(94,235)	(1,505,720)	(154,685)	(2,701,057)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$16.85		$17.04	$18.20	$12.97	$11.58	$12.26
Income from investment operations:
Net investment loss	(0.03)		(0.08)	(0.08)	(0.09)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	0.17		0.82	(0.78)	5.34	1.41	(0.60)
Total from investment operations	0.14		0.74	(0.86)	5.25	1.39	(0.68)
Less distributions to shareholders:
Net investment income	—		—	—	(0.02)	—	—
Net realized gains	—		(0.93)	(0.30)	—	—	—
Total distributions to shareholders	—		(0.93)	(0.30)	(0.02)	—	—
Net asset value, end of period	$16.99		$16.85	$17.04	$18.20	$12.97	$11.58
Total return	0.83%		3.83%	(4.64%)	40.47%	12.00%	(5.55%)
Ratios to average net assets(a)
Total gross expenses	1.30	%(b)	1.17%	1.17%	1.14%	1.12%	1.21%
Total net expenses(c)	0.95	%(b)	0.96%	0.96%	0.97%	0.99%	0.98%
Net investment loss	(0.33	%)(b)	(0.47%)	(0.50%)	(0.55%)	(0.13%)	(0.66%)
Supplemental data
Net assets, end of period (in thousands)	$26,145		$27,479	$30,488	$38,072	$32,714	$38,578
Portfolio turnover	87%		150%	138%	127%	116%	106%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$16.34		$16.59	$17.77	$12.69	$11.36	$12.06
Income from investment operations:
Net investment loss	(0.04)		(0.12)	(0.12)	(0.12)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	0.16		0.80	(0.76)	5.20	1.38	(0.59)
Total from investment operations	0.12		0.68	(0.88)	5.08	1.33	(0.70)
Less distributions to shareholders:
Net realized gains	—		(0.93)	(0.30)	—	—	—
Total distributions to shareholders	—		(0.93)	(0.30)	—	—	—
Net asset value, end of period	$16.46		$16.34	$16.59	$17.77	$12.69	$11.36
Total return	0.73%		3.56%	(4.86%)	40.03%	11.71%	(5.80%)
Ratios to average net assets(a)
Total gross expenses	1.55	%(b)	1.42%	1.43%	1.39%	1.42%	1.47%
Total net expenses(c)	1.20	%(b)	1.21%	1.21%	1.22%	1.24%	1.23%
Net investment loss	(0.58	%)(b)	(0.72%)	(0.75%)	(0.79%)	(0.44%)	(0.91%)
Supplemental data
Net assets, end of period (in thousands)	$470		$495	$437	$471	$438	$2,061
Portfolio turnover	87%		150%	138%	127%	116%	106%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.87% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $65,979, and the administrative services fee paid to the Investment Manager was $6,681.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.93%	0.96%
Class 2	1.18	1.21

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $26,058,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,384,000
Unrealized depreciation	(1,554,000)
Net unrealized appreciation	$830,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,573,057 and $24,063,003, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, two unaffiliated shareholders of record owned 79.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the third, seventy-seventh and eighty-third percentile (where the best performance would be in the first percentile) of its

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the first and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
25

This page intentionally left blank.

Semiannual Report 2016
26

This page intentionally left blank.

Semiannual Report 2016
27

This page intentionally left blank.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia Variable Portfolio — Small Company Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1510 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	26
Statement of Operations	28
Statement of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	33
Board Consideration and Approval of Management Agreement	48
Important Information About This Report	53

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Strategic Income Fund (the Fund) Class 2 shares returned 5.44% for the six-month period that ended June 30, 2016.

■  The Fund slightly outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.31% for the same period.

■  During the same time period, the Bank of America Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index returned 9.20%, the Citi Non-U.S. World Government Bond (All Maturities) Index (WGBI) — Unhedged returned 13.50% and the JPMorgan Emerging Markets Bond Index (EMBI) — Global returned 10.90%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	5.62	0.85	4.37	6.00
Class 2	06/01/00	5.44	0.62	4.10	5.75
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	5.13
BofAML US Cash Pay High Yield Constrained Index		9.20	1.73	5.68	7.42
Citi Non-U.S. WGBI — Unhedged		13.50	13.85	0.31	3.97
JPMorgan EMBI — Global		10.90	10.32	6.25	7.91

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The BofAML US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.

The Citi Non-U.S. WGBI — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities.

The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasisovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	3.6
Common Stocks	0.0	(a)
Corporate Bonds & Notes	51.6
Foreign Government Obligations	10.5
Inflation-Indexed Bonds	1.3
Money Market Funds	8.0
Municipal Bonds	0.1
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	8.2
Residential Mortgage-Backed Securities — Non-Agency	8.9
Senior Loans	4.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	10.7
AA rating	0.4
A rating	2.6
BBB rating	26.2
BB rating	22.0
B rating	21.9
CCC rating	5.9
CC rating	0.3
D rating	0.4
Not rated	9.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian Lavin, CFA

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)

	Long	Short	Net
Fixed Income Derivative Contracts	103.6	(3.3)	100.3
Foreign Currency Derivative Contracts	0.1	(0.4)	(0.3)
Total Notional Market Value of Derivative Contracts	103.7	(3.7)	100.0

(a) The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,056.20	1,021.43	3.53	3.47	0.69
Class 2	1,000.00	1,000.00	1,054.40	1,020.19	4.80	4.72	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 53.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.7%
L-3 Communications Corp. 05/28/24	3.950%	556,000	584,989
TransDigm, Inc. 07/15/21	7.500%	114,000	120,840
07/15/22	6.000%	245,000	246,269
TransDigm, Inc.(a) 06/15/26	6.375%	51,000	50,873
Total			1,002,971
AUTOMOTIVE —%
Gates Global LLC/Co.(a) 07/15/22	6.000%	54,000	47,250
BANKING 1.7%
Agromercantil Senior Trust(a) 04/10/19	6.250%	108,000	111,726
Ally Financial, Inc. 11/01/31	8.000%	644,000	745,430
Subordinated 11/20/25	5.750%	112,000	112,280
Bank of America Corp. 04/19/26	3.500%	385,000	397,854
Citigroup, Inc. 05/01/26	3.400%	360,000	369,126
Industrial Senior Trust(a) 11/01/22	5.500%	102,000	99,960
Popular, Inc. 07/01/19	7.000%	95,000	93,100
Synovus Financial Corp. 02/15/19	7.875%	274,000	303,455
Total			2,232,931
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
E*TRADE Financial Corp. 09/15/23	4.625%	194,000	196,425
National Financial Partners Corp.(a) 07/15/21	9.000%	38,000	36,622
Total			233,047
BUILDING MATERIALS 1.0%
Allegion PLC 09/15/23	5.875%	134,000	142,040
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	244,000	252,540
12/15/23	5.750%	26,000	26,780
Beacon Roofing Supply, Inc. 10/01/23	6.375%	116,000	121,510
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(a) 01/15/21	7.250%	317,000	334,498
HD Supply, Inc.(a) 12/15/21	5.250%	216,000	225,450
04/15/24	5.750%	96,000	99,840
Nortek, Inc. 04/15/21	8.500%	116,000	120,350
Total			1,323,008
CABLE AND SATELLITE 3.0%
Altice U.S. Finance I Corp.(a) 05/15/26	5.500%	190,000	190,000
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	254,000	260,667
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	96,000	96,540
04/01/24	5.875%	16,000	16,600
05/01/25	5.375%	180,000	182,700
02/15/26	5.750%	140,000	144,200
05/01/26	5.500%	5,000	5,075
CSC Holdings LLC 06/01/24	5.250%	159,000	144,690
Cequel Communications Holdings I LLC/Capital Corp.(a) 12/15/21	5.125%	97,000	92,393
DISH DBS Corp. 07/15/22	5.875%	190,000	184,775
11/15/24	5.875%	340,000	316,200
DISH DBS Corp.(a) 07/01/26	7.750%	195,000	200,850
DigitalGlobe, Inc.(a) 02/01/21	5.250%	230,000	213,900
Neptune Finco Corp.(a) 10/15/25	6.625%	228,000	239,970
10/15/25	10.875%	214,000	242,890
Quebecor Media, Inc. 01/15/23	5.750%	199,000	201,985
Sirius XM Radio, Inc.(a) 04/15/25	5.375%	137,000	136,315
07/15/26	5.375%	81,000	80,190
UPCB Finance IV Ltd.(a) 01/15/25	5.375%	204,000	201,960
Unitymedia GmbH(a) 01/15/25	6.125%	3,000	3,075
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/25	5.000%	384,000	376,320
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	566,000	547,605
Total			4,078,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHEMICALS 1.2%
Angus Chemical Co.(a) 02/15/23	8.750%	165,000	159,637
Celanese U.S. Holdings LLC 06/15/21	5.875%	108,000	120,690
11/15/22	4.625%	46,000	48,875
Chemours Co. (The) 05/15/23	6.625%	168,000	142,800
05/15/25	7.000%	136,000	114,070
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	231,000	231,000
INEOS Group Holdings SA(a) 02/15/19	5.875%	114,000	113,858
Mexichem SAB de CV(a) 09/17/44	5.875%	200,000	184,000
NOVA Chemicals Corp.(a) 05/01/25	5.000%	113,000	111,870
PQ Corp.(a) 11/15/22	6.750%	249,000	259,582
Platform Specialty Products Corp.(a) 05/01/21	10.375%	68,000	68,510
02/01/22	6.500%	57,000	49,875
Total			1,604,767
CONSTRUCTION MACHINERY 0.1%
United Rentals North America, Inc. 09/15/26	5.875%	209,000	207,432
CONSUMER CYCLICAL SERVICES 0.6%
APX Group, Inc. 12/01/19	6.375%	178,000	176,220
APX Group, Inc.(a) 12/01/22	7.875%	255,000	256,912
IHS, Inc. 11/01/22	5.000%	123,000	126,998
Interval Acquisition Corp. 04/15/23	5.625%	250,000	250,625
Total			810,755
CONSUMER PRODUCTS 0.8%
Prestige Brands, Inc.(a) 03/01/24	6.375%	92,000	95,450
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	100,000	105,250
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	168,000	172,830

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc. 11/15/22	6.625%	204,000	216,495
07/15/25	5.750%	110,000	114,537
Springs Industries, Inc. 06/01/21	6.250%	163,000	163,815
Tempur Sealy International, Inc. 10/15/23	5.625%	129,000	132,870
Tempur Sealy International, Inc.(a) 06/15/26	5.500%	67,000	65,828
Total			1,067,075
DIVERSIFIED MANUFACTURING 0.3%
Entegris, Inc.(a) 04/01/22	6.000%	82,000	83,947
Manitowoc Foodservice, Inc.(a) 02/15/24	9.500%	51,000	56,993
Metalloinvest Finance Ltd.(a) 07/21/16	6.500%	200,000	200,172
WESCO Distribution, Inc.(a) 06/15/24	5.375%	44,000	44,000
Total			385,112
ELECTRIC 3.3%
AES Corp. (The) 07/01/21	7.375%	151,000	170,253
05/15/26	6.000%	69,000	70,466
CMS Energy Corp. 03/31/43	4.700%	245,000	276,679
Calpine Corp.(a) 01/15/22	6.000%	144,000	150,840
01/15/24	5.875%	140,000	145,600
DTE Energy Co. 12/01/23	3.850%	85,000	91,685
06/01/24	3.500%	340,000	360,870
Duke Energy Corp. 10/15/23	3.950%	464,000	502,700
Emera US Finance LP(a) 06/15/46	4.750%	240,000	243,582
NRG Energy, Inc. 07/15/22	6.250%	311,000	301,670
05/01/24	6.250%	8,000	7,615
NRG Energy, Inc.(a) 05/15/26	7.250%	21,000	20,895
NRG Yield Operating LLC 08/15/24	5.375%	292,000	290,540
PPL Capital Funding, Inc. 06/01/23	3.400%	275,000	286,964
03/15/24	3.950%	430,000	463,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co. 02/15/44	4.750%	244,000	287,977
Progress Energy, Inc. 04/01/22	3.150%	382,000	397,524
Southern Co. (The) 07/01/46	4.400%	300,000	322,477
Total			4,391,467
FINANCE COMPANIES 1.5%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	73,000	75,683
05/15/21	4.500%	234,000	239,441
10/01/21	5.000%	45,000	46,800
Aircastle Ltd. 02/15/22	5.500%	96,000	99,840
04/01/23	5.000%	26,000	26,421
International Lease Finance Corp. 01/15/22	8.625%	434,000	528,395
Navient Corp. 03/25/20	8.000%	171,000	174,741
10/25/24	5.875%	60,000	51,300
OneMain Financial Holdings LLC(a) 12/15/19	6.750%	65,000	63,294
12/15/21	7.250%	226,000	216,395
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	323,000	306,042
Quicken Loans, Inc.(a) 05/01/25	5.750%	98,000	94,570
Springleaf Finance Corp. 10/01/23	8.250%	77,000	73,246
iStar, Inc. 07/01/19	5.000%	74,000	69,005
Total			2,065,173
FOOD AND BEVERAGE 2.5%
Aramark Services, Inc. 01/15/24	5.125%	46,000	46,920
ConAgra Foods, Inc. 01/25/23	3.200%	483,000	498,296
Constellation Brands, Inc. 05/01/23	4.250%	77,000	80,080
11/15/24	4.750%	214,000	225,235
12/01/25	4.750%	9,000	9,484
Grupo Bimbo SAB de CV(a) 06/27/44	4.875%	750,000	738,477
JBS Investments GmbH(a) 04/03/24	7.250%	380,000	391,286

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHP SA(a) 04/02/20	8.250%	207,000	195,097
Molson Coors Brewing Co. 05/01/42	5.000%	396,000	443,816
Molson Coors Brewing Co.(b) 07/15/46	4.200%	101,000	101,432
Pinnacle Foods Finance LLC/Corp.(a) 01/15/24	5.875%	15,000	15,694
Post Holdings, Inc. 02/15/22	7.375%	55,000	57,819
Post Holdings, Inc.(a) 12/15/22	6.000%	75,000	76,875
03/15/24	7.750%	132,000	145,035
Treehouse Foods, Inc.(a) 02/15/24	6.000%	22,000	23,320
WhiteWave Foods Co. (The) 10/01/22	5.375%	327,000	349,890
Total			3,398,756
GAMING 1.7%
Boyd Gaming Corp. 05/15/23	6.875%	73,000	77,745
Boyd Gaming Corp.(a) 04/01/26	6.375%	129,000	134,805
GLP Capital LP/Financing II, Inc. 04/15/26	5.375%	71,000	73,130
International Game Technology PLC(a) 02/15/25	6.500%	343,000	345,572
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(a) 05/01/24	5.625%	48,000	50,760
MGM Resorts International 10/01/20	6.750%	225,000	245,812
12/15/21	6.625%	92,000	100,050
Pinnacle Entertainment, Inc.(a) 05/01/24	5.625%	39,000	38,903
Scientific Games International, Inc. 12/01/22	10.000%	272,000	221,000
Scientific Games International, Inc.(a) 01/01/22	7.000%	405,000	407,025
SugarHouse HSP Gaming LP/Finance Corp.(a) 06/01/21	6.375%	200,000	198,000
Tunica-Biloxi Gaming Authority(a)(c) 08/15/16	0.000%	923,000	373,815
Total			2,266,617

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE 2.9%
Acadia Healthcare Co., Inc.(a) 03/01/24	6.500%	169,000	171,535
Alere, Inc.(a) 07/01/23	6.375%	90,000	93,825
CHS/Community Health Systems, Inc. 08/01/21	5.125%	240,000	238,200
02/01/22	6.875%	186,000	162,750
Change Healthcare Holdings, Inc. 12/31/19	11.000%	170,000	180,838
Change Healthcare Holdings, Inc.(a) 02/15/21	6.000%	60,000	63,675
ConvaTec Finance International SA Junior Subordinated PIK(a) 01/15/19	8.250%	81,000	79,481
Fresenius Medical Care U.S. Finance II, Inc.(a) 01/31/22	5.875%	182,000	199,517
10/15/24	4.750%	132,000	136,290
HCA, Inc. 05/01/23	4.750%	493,000	505,325
02/01/25	5.375%	631,000	646,775
HealthSouth Corp. 11/01/24	5.750%	36,000	36,144
Hologic, Inc.(a) 07/15/22	5.250%	89,000	93,005
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a) 02/15/21	7.875%	132,000	140,332
MEDNAX, Inc.(a) 12/01/23	5.250%	62,000	62,775
MPH Acquisition Holdings LLC(a) 06/01/24	7.125%	95,000	99,750
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	131,000	132,638
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	104,000	106,080
Teleflex, Inc. 06/01/26	4.875%	28,000	28,280
Tenet Healthcare Corp. 04/01/21	4.500%	350,000	352,625
04/01/22	8.125%	75,000	76,860
06/15/23	6.750%	106,000	101,495
Universal Health Services, Inc.(a) 06/01/26	5.000%	160,000	160,400
Total			3,868,595

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE 0.3%
Centene Corp. 05/15/22	4.750%	280,000	285,600
Molina Healthcare, Inc.(a) 11/15/22	5.375%	169,000	168,577
Total			454,177
HOME CONSTRUCTION 0.2%
Meritage Homes Corp. 04/01/22	7.000%	206,000	222,480
INDEPENDENT ENERGY 3.3%
Anadarko Petroleum Corp. 03/15/40	6.200%	80,000	89,687
Antero Resources Corp. 12/01/22	5.125%	201,000	192,960
Canadian Natural Resources Ltd. 03/15/38	6.250%	125,000	135,884
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	374,000	359,975
Concho Resources, Inc. 04/01/23	5.500%	448,000	449,120
Continental Resources, Inc. 09/15/22	5.000%	305,000	298,137
06/01/44	4.900%	111,000	91,575
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	268,000	280,060
Denbury Resources, Inc.(a) 05/15/21	9.000%	73,000	73,000
Diamondback Energy, Inc. 10/01/21	7.625%	223,000	235,544
Kosmos Energy Ltd.(a) 08/01/21	7.875%	200,000	193,000
Laredo Petroleum, Inc. 01/15/22	5.625%	38,000	35,530
03/15/23	6.250%	512,000	486,400
Newfield Exploration Co. 07/01/24	5.625%	96,000	96,000
Oasis Petroleum, Inc. 03/15/22	6.875%	72,000	66,510
01/15/23	6.875%	68,000	61,880
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	361,000	376,342
06/01/24	6.250%	101,000	102,263
RSP Permian, Inc. 10/01/22	6.625%	287,000	295,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc. 01/15/22	6.000%	262,000	243,660
Woodside Finance Ltd.(a) 03/05/25	3.650%	290,000	285,924
Total			4,449,061
INTEGRATED ENERGY 0.3%
Cenovus Energy, Inc. 09/15/42	4.450%	93,000	74,005
09/15/43	5.200%	390,000	335,070
Total			409,075
LEISURE 0.1%
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	102,000	96,390
LIFE INSURANCE 2.3%
Five Corners Funding Trust(a) 11/15/23	4.419%	1,189,000	1,289,669
Guardian Life Insurance Co. of America (The) Subordinated(a) 06/19/64	4.875%	109,000	112,263
MetLife, Inc. 09/15/23	4.368%	105,000	116,242
03/01/45	4.050%	495,000	487,628
Peachtree Corners Funding Trust(a) 02/15/25	3.976%	755,000	756,956
Teachers Insurance & Annuity Association of America Subordinated(a) 09/15/44	4.900%	340,000	381,396
Total			3,144,154
LODGING 0.4%
Grupo Posadas SAB de CV(a) 06/30/22	7.875%	150,000	152,250
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	124,000	128,340
Playa Resorts Holding BV(a) 08/15/20	8.000%	215,000	216,075
Total			496,665
MEDIA AND ENTERTAINMENT 3.7%
21st Century Fox America, Inc. 09/15/44	4.750%	465,000	515,168
AMC Networks, Inc. 04/01/24	5.000%	113,000	111,856
Activision Blizzard, Inc.(a) 09/15/23	6.125%	409,000	444,788

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.(a) 02/01/26	5.750%	32,000	33,300
MDC Partners, Inc.(a) 05/01/24	6.500%	320,000	317,600
Match Group, Inc.(a) 06/01/24	6.375%	117,000	121,680
Netflix, Inc. 02/15/22	5.500%	18,000	18,765
02/15/25	5.875%	421,000	441,524
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	290,000	298,700
Scripps Networks Interactive, Inc. 11/15/24	3.900%	450,000	473,126
06/15/25	3.950%	322,000	342,843
Sky PLC(a) 11/26/22	3.125%	885,000	905,471
Thomson Reuters Corp. 05/23/43	4.500%	455,000	450,998
Univision Communications, Inc.(a) 02/15/25	5.125%	503,000	497,341
Total			4,973,160
METALS 0.5%
ArcelorMittal(d) 03/01/21	6.500%	17,000	17,467
02/25/22	7.250%	300,000	315,750
Freeport-McMoRan, Inc. 03/01/22	3.550%	42,000	36,960
03/15/23	3.875%	93,000	81,375
11/14/24	4.550%	217,000	189,875
Total			641,427
MIDSTREAM 5.0%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	369,000	425,854
Energy Transfer Equity LP 06/01/27	5.500%	208,000	195,520
Enterprise Products Operating LLC 02/15/45	5.100%	365,000	399,461
Kinder Morgan Energy Partners LP 03/01/43	5.000%	1,230,000	1,164,560
MPLX LP(a) 12/01/24	4.875%	754,000	734,517
Plains All American Pipeline LP/Finance Corp. 10/15/23	3.850%	453,000	438,989
06/15/44	4.700%	1,026,000	876,334
Sabine Pass Liquefaction LLC 03/01/25	5.625%	363,000	361,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC(a) 06/30/26	5.875%	101,000	101,379
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	497,000	446,058
Targa Resources Partners LP/Finance Corp.(a) 03/15/24	6.750%	92,000	94,300
Tesoro Logistics LP/Finance Corp. 10/15/22	6.250%	266,000	277,305
05/01/24	6.375%	47,000	49,115
Western Gas Partners LP 07/01/22	4.000%	87,000	84,770
06/01/25	3.950%	117,000	111,316
Williams Companies, Inc. (The) 01/15/23	3.700%	48,000	42,480
06/24/24	4.550%	391,000	359,134
Williams Partners LP 09/15/45	5.100%	706,000	605,516
Total			6,768,247
NATURAL GAS 0.4%
Sempra Energy 12/01/23	4.050%	206,000	222,864
06/15/24	3.550%	350,000	366,844
Total			589,708
OIL FIELD SERVICES 0.1%
Weatherford International Ltd. 06/15/21	7.750%	70,000	68,163
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	67,000	66,163
OTHER INDUSTRY 0.6%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	839,000	873,697
OTHER REIT 0.2%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	200,000	208,000
PACKAGING 1.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	160,000	161,000
05/15/24	7.250%	32,000	32,660
Ball Corp. 12/15/20	4.375%	83,000	87,357

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Plastics Corp. 10/15/22	6.000%	145,000	149,894
07/15/23	5.125%	120,000	120,000
Owens-Brockway Glass Container, Inc.(a) 08/15/23	5.875%	27,000	28,361
08/15/25	6.375%	100,000	104,500
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	246,000	250,920
Reynolds Group Issuer, Inc./LLC(a) 07/15/23	5.125%	120,000	121,500
07/15/24	7.000%	160,000	164,720
Reynolds Group Issuer, Inc./LLC(d) 02/15/21	8.250%	88,000	92,059
Total			1,312,971
PHARMACEUTICALS 1.1%
Concordia International Corp.(a) 04/15/23	7.000%	60,000	51,150
Endo Finance LLC/Finco, Inc.(a) 02/01/25	6.000%	137,000	118,848
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	145,000	147,537
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	166,000	169,735
Mallinckrodt International Finance SA/CB LLC(a) 04/15/25	5.500%	106,000	94,565
Quintiles Transnational Corp.(a) 05/15/23	4.875%	102,000	103,530
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	215,000	184,900
04/15/25	6.125%	792,000	635,580
Total			1,505,845
PROPERTY & CASUALTY 1.6%
Alliant Holdings I LP(a) 08/01/23	8.250%	8,000	7,900
HUB International Ltd.(a) 10/01/21	7.875%	605,000	580,800
Liberty Mutual Group, Inc.(a) 06/15/23	4.250%	885,000	940,080
Loews Corp. 04/01/26	3.750%	585,000	620,130
Total			2,148,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS 0.1%
Panama Canal Railway Co.(a) 11/01/26	7.000%	144,551	144,370
RESTAURANTS 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a) 06/01/26	5.250%	195,000	199,875
RETAILERS 1.0%
Asbury Automotive Group, Inc. 12/15/24	6.000%	226,000	227,695
Group 1 Automotive, Inc.(a) 12/15/23	5.250%	141,000	138,532
Hanesbrands, Inc.(a) 05/15/24	4.625%	62,000	62,155
05/15/26	4.875%	63,000	63,227
L Brands, Inc. 11/01/35	6.875%	107,000	108,337
Penske Automotive Group, Inc. 12/01/24	5.375%	178,000	171,770
05/15/26	5.500%	23,000	21,850
Rite Aid Corp. Junior Subordinated 02/15/27	7.700%	274,000	326,745
Rite Aid Corp.(a) 04/01/23	6.125%	140,000	149,450
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	31,000	32,473
Total			1,302,234
SUPERMARKETS 0.1%
Cencosud SA(a) 02/12/45	6.625%	200,000	194,800
TECHNOLOGY 2.9%
Alliance Data Systems Corp.(a) 08/01/22	5.375%	406,000	388,745
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	309,000	330,630
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a) 06/15/21	5.875%	73,000	74,443
06/15/23	5.450%	90,000	93,382
06/15/24	7.125%	81,000	84,598
06/15/26	6.020%	180,000	187,648
Equinix, Inc. 04/01/23	5.375%	90,000	92,925
01/15/26	5.875%	258,000	268,804

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
First Data Corp.(a) 12/01/23	7.000%		335,000	339,187
01/15/24	5.750%		401,000	397,992
Hewlett Packard Enterprise Co.(a) 10/15/45	6.350%		130,000	129,433
Infor US, Inc.(a) 08/15/20	5.750%		23,000	24,093
Informatica LLC(a) 07/15/23	7.125%		24,000	22,740
MSCI, Inc.(a) 11/15/24	5.250%		225,000	230,062
Microsemi Corp.(a) 04/15/23	9.125%		89,000	97,900
PTC, Inc. 05/15/24	6.000%		128,000	132,480
Qualitytech LP/Finance Corp. 08/01/22	5.875%		236,000	239,540
Riverbed Technology, Inc.(a) 03/01/23	8.875%		130,000	134,550
Solera LLC/Finance, Inc.(a) 03/01/24	10.500%		110,000	115,638
VeriSign, Inc. 04/01/25	5.250%		365,000	374,125
Zebra Technologies Corp. 10/15/22	7.250%		202,000	214,120
Total				3,973,035
TRANSPORTATION SERVICES 0.2%
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(a) 12/15/35	5.950%	MXN	4,418,809	242,476
Hertz Corp. (The) 01/15/21	7.375%		13,000	13,423
10/15/22	6.250%		25,000	25,750
Total				281,649
WIRELESS 2.6%
Comcel Trust(a) 02/06/24	6.875%		202,000	196,950
Numericable-SFR SA(a) 05/15/22	6.000%		228,000	221,730
05/15/24	6.250%		214,000	204,637
05/01/26	7.375%		141,000	139,414
SBA Communications Corp 07/15/22	4.875%		132,000	131,670
SBA Telecommunications, Inc. 07/15/20	5.750%		124,000	127,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp. 05/01/19	6.900%	130,000	124,150
Sprint Communications, Inc.(a) 03/01/20	7.000%	819,000	857,485
Sprint Corp. 09/15/23	7.875%	313,000	255,877
02/15/25	7.625%	19,000	15,034
T-Mobile USA, Inc. 03/01/23	6.000%	227,000	234,945
01/15/24	6.500%	47,000	49,467
03/01/25	6.375%	265,000	276,925
01/15/26	6.500%	291,000	307,005
Wind Acquisition Finance SA(a) 07/15/20	4.750%	273,000	267,540
04/23/21	7.375%	41,000	39,053
Total			3,449,602
WIRELINES 3.5%
AT&T, Inc. 06/15/45	4.350%	1,225,000	1,186,983
CenturyLink, Inc. 03/15/22	5.800%	182,000	176,711
04/01/24	7.500%	96,000	96,840
04/01/25	5.625%	202,000	179,780
Frontier Communications Corp. 09/15/20	8.875%	69,000	73,657
07/01/21	9.250%	189,000	200,104
09/15/22	10.500%	105,000	111,103
09/15/25	11.000%	392,000	405,720
Level 3 Communications, Inc. 12/01/22	5.750%	392,000	396,900
Level 3 Financing, Inc. 01/15/24	5.375%	49,000	49,000
Telecom Italia SpA(a) 05/30/24	5.303%	258,000	258,000
Verizon Communications, Inc. 11/01/42	3.850%	917,000	864,909
03/15/55	4.672%	297,000	300,398
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	314,000	318,710
05/15/25	6.375%	82,000	83,640
Total			4,702,455
Total Corporate Bonds & Notes (Cost: $69,895,727)			71,660,169

Residential Mortgage-Backed Securities —
Agency 8.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 10/01/26	8.000%	39,641	41,871
Federal Home Loan Mortgage Corp.(d)(e) CMO IO Series 2957 Class SW 04/15/35	5.558%	1,859,358	334,184
CMO IO Series 318 Class S1 11/15/43	5.508%	4,336,747	1,124,797
CMO IO Series 326 Class S2 03/15/44	5.508%	824,898	191,639
CMO IO Series 3761 Class KS 06/15/40	5.558%	2,505,920	241,526
Federal Home Loan Mortgage Corp.(e) CMO IO Series 4120 Class AI 11/15/39	3.500%	4,470,450	434,478
Federal National Mortgage Association 05/01/41	4.000%	268,378	287,196
Federal National Mortgage Association(b) 07/19/31	3.000%	1,000,000	1,048,359
08/11/46	3.500%	3,000,000	3,161,719
Federal National Mortgage Association(d)(e) CMO IO Series 2006-5 Class N1 08/25/34	1.962%	6,272,347	47,440
CMO IO Series 2006-5 Class N2 02/25/35	1.940%	9,573,029	334,848
CMO IO Series 2010-135 Class MS 12/25/40	5.497%	1,749,439	315,667
CMO IO Series 2016-39 Class LS 07/25/46	5.555%	1,000,000	256,250
Federal National Mortgage Association(e) CMO IO Series 2012-133 Class EI 07/25/31	3.500%	2,664,263	261,953
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	4,062,192	458,539
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	2,711,344	479,059
Government National Mortgage Association(b) 07/20/46	3.000%	2,000,000	2,091,133
Government National Mortgage Association(e) CMO IO Series 2014-190 Class AI 12/20/38	3.500%	2,013,545	248,169
Total Residential Mortgage-Backed Securities — Agency (Cost: $10,791,161)			11,358,827

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency 9.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(a) 05/25/47	4.000%	863,333	864,941
BCAP LLC Trust CMO Series 2012-RR11 Class 9A2(a) 07/26/37	4.000%	2,994,928	3,000,705
COLT LLC Series 2015-A Class A1(a)(d) 07/27/20	3.453%	536,790	534,300
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2(a) 05/25/46	3.500%	250,000	251,137
CTS Corp.(a)(f) 02/27/36	3.750%	855,716	838,644
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A1(a)(d) 11/25/37	2.816%	943,342	939,946
Credit Suisse Mortgage Capital Certificates(a) CMO Series 2010-9R Class 7A5 05/27/37	4.000%	1,431,297	1,425,627
Credit Suisse Mortgage Capital Certificates(a)(d) Series 2008-4R Class 3A4 01/26/38	3.162%	3,250,000	3,056,012
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 04/25/33	5.500%	454,402	461,039
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA2 Class M3(d) 11/25/28	5.603%	420,000	416,937
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1(a)(d) 04/25/46	4.250%	488,441	491,603
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $12,288,548)			12,280,891

Commercial Mortgage-Backed Securities —
Non-Agency 3.7%

GS Mortgage Securities Trust Series 2007-GG10 Class AM(d) 08/10/45	5.988%	2,750,000	2,482,975
Invitation Homes Trust Series 2015-SFR3 Class F(a)(d) 08/17/32	5.193%	1,000,000	988,873

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB(a)(d) 08/15/45	5.988%	500,000	499,463
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(a) 12/25/32	5.071%	1,000,000	999,375
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $5,305,260)			4,970,686

Asset-Backed Securities — Non-Agency 3.1%

Ares CLO Ltd. Series 2014-32A Class C(a)(d) 11/15/25	4.826%	750,000	705,923
Ares XXXVII CLO Ltd. Series 2015-4A Class D1(a)(d) 10/15/26	7.428%	500,000	453,668
GMAC Mortgage Home Equity Loan Trust CMO Series 2004-HE5 Class A5 (FGIC) 09/25/34	5.865%	97,663	99,514
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1(a)(d) 11/25/25	4.535%	2,500,000	2,292,315
SoFi Professional Loan Program LLC Series 2016-A Class RPO(a)(f)(g) 01/25/38	0.000%	1	577,277
Total Asset-Backed Securities — Non-Agency (Cost: $4,219,471)			4,128,697

Inflation-Indexed Bonds 1.4%

UNITED STATES 1.4%
U.S. Treasury Inflation-Indexed Bond 02/15/46	1.000%	1,676,235	1,809,635
Total Inflation-Indexed Bonds (Cost: $1,798,721)			1,809,635

Foreign Government Obligations(h)(i) 10.8%

ARGENTINA 0.9%
Argentina Republic Government International Bond(a) 04/22/26	7.500%	150,000	162,375
Argentina Republic Government International Bond(d) 12/31/33	0.000%	91,132	100,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(h)(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentine Republic Government International Bond(a)(b) 07/06/28	6.625%		400,000	400,000
City of Buenos Aires Argentina(a) 06/01/27	7.500%		250,000	260,625
Provincia de Buenos Aires(a) 06/09/21	9.950%		150,000	167,371
Provincia de Cordoba(a) 06/10/21	7.125%		150,000	150,000
Total				1,240,616
BRAZIL 0.4%
Brazil Minas SPE via State of Minas Gerais(a) 02/15/28	5.333%		200,000	178,500
Petrobras Global Finance BV 03/15/19	7.875%		298,000	307,685
Total				486,185
COLOMBIA 0.8%
Colombia Government International Bond 06/28/27	9.850%	COP	1,500,000,000	614,541
Ecopetrol SA 09/18/43	7.375%		480,000	478,800
Total				1,093,341
COSTA RICA 0.3%
Costa Rica Government International Bond(a) 03/12/45	7.158%		357,000	356,108
CROATIA 0.3%
Croatia Government International Bond(a) 01/26/24	6.000%		425,000	463,378
DOMINICAN REPUBLIC 1.0%
Banco de Reservas de la Republica Dominicana Subordinated(a) 02/01/23	7.000%		208,000	205,920
Dominican Republic International Bond(a) 01/08/21	14.000%	DOP	5,392,000	133,188
02/10/23	14.500%	DOP	3,600,000	91,777
04/20/27	8.625%		468,000	553,410
04/30/44	7.450%		281,000	309,100
Total				1,293,395
ECUADOR 0.1%
Ecuador Government International Bond(a) 03/24/20	10.500%		200,000	199,000

Foreign Government Obligations(h)(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GEORGIA 0.2%
Georgian Railway JSC(a) 07/11/22	7.750%		312,000	343,980
HUNGARY 0.6%
Hungary Government Bond 06/24/25	5.500%	HUF	210,000,000	876,876
INDONESIA 1.3%
Indonesia Government International Bond(a) 04/25/22	3.750%		200,000	206,879
01/15/45	5.125%		200,000	212,188
Indonesia Treasury Bond(b) 05/15/31	8.750%	IDR	7,892,000,000	653,699
Majapahit Holding BV(a) 06/29/37	7.875%		138,000	173,535
PT Pertamina Persero(a) 05/30/44	6.450%		500,000	529,316
Total				1,775,617
IVORY COAST 0.2%
Ivory Coast Government International Bond(a)(d) 12/31/32	5.750%		305,910	284,851
KAZAKHSTAN 0.2%
Kazakhstan Government International Bond(a) 07/21/45	6.500%		200,000	232,428
MALAYSIA 0.1%
Petronas Capital Ltd.(a) 08/12/19	5.250%		75,000	82,909
MEXICO 1.0%
Mexican Bonos 06/10/21	6.500%	MXN	50,000	2,858
06/09/22	6.500%	MXN	6,480,000	369,974
06/03/27	7.500%	MXN	1,980,000	121,117
Pemex Finance Ltd. 11/15/18	9.150%		193,750	207,362
(NPFGC) 08/15/17	10.610%		67,188	70,769
Petroleos Mexicanos 01/23/26	4.500%		102,000	98,165
11/12/26	7.470%	MXN	4,700,000	224,736
Petroleos Mexicanos(a) 09/12/24	7.190%	MXN	260,000	12,841
08/04/26	6.875%		200,000	223,317
Total				1,331,139

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(h)(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
NETHERLANDS 0.1%
Petrobras Global Finance BV 05/23/21	8.375%		200,000	206,000
PARAGUAY 0.2%
Paraguay Government International Bond(a) 08/11/44	6.100%		212,000	223,660
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds(a) 11/03/21	5.500%		200,000	210,760
REPUBLIC OF THE CONGO —%
Congolese International Bond(a)(d) 06/30/29	4.000%		27,588	19,869
RUSSIAN FEDERATION 1.1%
Gazprom Neft OAO Via GPN Capital SA(a) 09/19/22	4.375%		426,000	418,545
Gazprom OAO Via Gaz Capital SA(a) 03/07/22	6.510%		380,000	415,226
02/06/28	4.950%		425,000	416,517
Russian Foreign Bond — Eurobond(a) 04/04/42	5.625%		200,000	224,077
Total				1,474,365
SERBIA 0.2%
Serbia International Bond(a) 12/03/18	5.875%		200,000	211,912
TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a) 08/14/19	9.750%		398,000	433,820
TURKEY 0.7%
Export Credit Bank of Turkey(a) 04/24/19	5.875%		200,000	212,388
Turkey Government International Bond 02/05/25	7.375%		578,000	713,177
Total				925,565
UNITED STATES 0.6%
Israel Government Bond 08/31/25	1.750%	ILS	3,000,000	796,823
Total Foreign Government Obligations (Cost: $14,151,518)				14,562,597

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(a)(c)(j) 10/01/11	0.000%	332,106	165,814
Total Municipal Bonds (Cost: $332,106)			165,814

Senior Loans 5.0%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
Engility Corp. 1st Lien Term Loan(d)(k) 05/22/20	7.020%	289,210	288,759
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.4%
Aretec Group, Inc.(d)(k) 2nd Lien Term Loan PIK 05/23/21	2.000%	428,468	319,209
Term Loan 11/23/20	8.000%	182,146	180,324
Total			499,533
BUILDING MATERIALS 0.1%
Contech Engineered Solutions LLC Term Loan(d)(k) 04/29/19	6.250%	145,500	144,500
CABLE AND SATELLITE 0.3%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan(d)(k) 06/06/21	5.500%	432,221	421,148
CHEMICALS 0.6%
Ascend Performance Materials Operations LLC Tranche B Term Loan(d)(k) 04/10/18	6.750%	256,977	255,692
HII Holding Corp. 2nd Lien Term Loan(d)(k) 12/21/20	9.750%	500,000	488,750
Total			744,442
CONSUMER CYCLICAL SERVICES 0.1%
Creative Artists Agency LLC Term Loan(d)(k) 12/17/21	5.000%	123,125	122,919

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS 0.1%
Fender Musical Instruments Corp. Term Loan(d)(k) 04/03/19	5.750%	74,625	73,879
Varsity Brands, Inc. 1st Lien Term Loan(d)(k) 12/10/21	5.000%	98,500	98,007
Total			171,886
DIVERSIFIED MANUFACTURING 0.1%
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan(d)(k) 05/06/22	8.250%	150,000	145,500
ELECTRIC 0.9%
TPF Generation Holdings LLC Term Loan(d)(k) 12/31/17	4.750%	984,762	935,524
Texas Competitive Electric Holdings Co. LLC Term Loan(d)(k) 09/30/16	4.943%	624,903	204,812
Windsor Financing LLC Tranche B Term Loan(d)(k) 12/05/17	6.250%	97,454	95,992
Total			1,236,328
ENVIRONMENTAL 0.2%
STI Infrastructure SARL Term Loan(d)(k) 08/22/20	6.250%	339,230	269,688
GAMING 0.4%
Amaya Holdings BV Tranche B 1st Lien Term Loan(d)(k) 08/01/21	5.000%	493,756	477,502
Cannery Casino Resorts LLC 2nd Lien Term Loan PIK(d)(k) 10/02/19	12.500%	103,771	103,727
Total			581,229
INDEPENDENT ENERGY 0.2%
Samson Investment Co. Tranche 1 2nd Lien Term Loan(c)(k) 09/25/18	0.000%	530,000	42,400
Templar Energy LLC 2nd Lien Term Loan(d)(k) 11/25/20	8.500%	1,000,000	250,000
Total			292,400

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 0.7%
Drillships Financing Holding, Inc. Tranche B1 Term Loan(d)(k) 03/31/21	6.000%	868,724	337,934
Fieldwood Energy LLC(d)(k) 1st Lien Term Loan 09/30/20	8.375%	372,536	196,512
2nd Lien Term Loan 09/30/20	8.375%	627,464	172,553
Term Loan 08/31/20	7.000%	275,952	227,200
Total			934,199
PAPER 0.3%
Caraustar Industries, Inc. Term Loan(d)(k) 05/01/19	8.000%	346,488	344,901
RETAILERS 0.2%
Academy Ltd. Term Loan(d)(k) 07/01/22	5.000%	70,141	65,581
Sports Authority, Inc. (The) Tranche B Term Loan(d)(k) 11/16/17	0.000%	948,449	222,886
Total			288,467
TECHNOLOGY 0.2%
Infogroup, Inc. Tranche B Term Loan(d)(k) 05/28/18	7.000%	245,556	236,962
Total Senior Loans (Cost: $10,137,871)			6,722,861

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Capital Markets —%
RCS Capital Corp.(l)	5,448	40,860
Diversified Financial Services —%
Fairlane Management Corp.(f)(l)(m)	2,000	—
Total Financials		40,860
Total Common Stocks (Cost: $32,688)		40,860

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(n)	10,000,000	2.15	09/09/16	44
Total Options Purchased Puts (Cost: $142,500)				44

Money Market Funds 8.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(o)(p)	11,099,606	11,099,606
Total Money Market Funds (Cost: $11,099,606)		11,099,606
Total Investments (Cost: $140,195,177)		138,800,687
Other Assets & Liabilities, Net		(3,940,305)
Net Assets		134,860,382

At June 30, 2016, cash totaling $1,374,171 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	07/15/2016	3,000,000	ILS	781,718	USD	4,258	—
Barclays	07/15/2016	252,000,000	HUF	915,205	USD	29,503	—
Barclays	07/15/2016	1,497,403	USD	27,330,000	MXN	—	(3,967)
Citi	07/15/2016	1,193,870	EUR	1,354,706	USD	29,307	—
Citi	07/15/2016	1,360,945	USD	11,100,000	SEK	—	(48,416)
HSBC	07/14/2016	268,054	USD	3,520,894,762	IDR	—	(1,649)
HSBC	07/15/2016	1,841,896,000	COP	623,431	USD	—	(5,670)
Standard Chartered	07/11/2016	268,160	USD	3,524,957,821	IDR	—	(1,419)
Standard Chartered	07/15/2016	450,000	GBP	640,427	USD	41,311	—
Standard Chartered	07/15/2016	3,524,958,000	IDR	267,651	USD	945	—
Standard Chartered	07/15/2016	3,520,894,000	IDR	266,331	USD	—	(67)
Standard Chartered	07/15/2016	652,295	USD	450,000	GBP	—	(53,179)
Standard Chartered	08/01/2016	17,500,000	CNH	2,646,183	USD	23,324	—
State Street	07/12/2016	1,879,000	NZD	1,264,210	USD	—	(76,897)
State Street	07/15/2016	870,000	CAD	682,936	USD	9,507	—
Total						138,155	(191,264)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	88	AUD	8,938,831	09/2016	123,616	—
U.S. Long Bond	1	USD	172,344	09/2016	—	(877)
U.S. Treasury 2-Year Note	38	USD	8,334,469	09/2016	55,813	—
U.S. Ultra Bond	8	USD	1,491,000	09/2016	93,299	—
Total			18,936,644		272,728	(877)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(248)	USD	(32,980,125)	09/2016	—	(679,300)
U.S. Treasury 5-Year Note	(189)	USD	(23,089,008)	09/2016	—	(357,530)
Total			(56,069,133)		—	(1,036,830)

Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	2,600,000	198,730	220,007	—	(794)	—	(22,071)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	765,000	50,612	70,856	—	(234)	—	(20,478)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	735,000	48,628	67,811	—	(225)	—	(19,408)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	USD	770,000	39,887	58,679	—	(235)	—	(19,027)
Total							417,353	—		—	(80,984)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	5,200,000	—	(72,083)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	2,350,000	—	(30,622)
Total						—	(102,705)

Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount ($)	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(250,000)	(18,709)	—	(32,279)	125	13,695	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(500,000)	(50,873)	—	(46,554)	250	—	(4,069)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(800,000)	(59,869)	—	(49,360)	400	—	(10,109)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(800,000)	(81,399)	—	(95,697)	400	14,698	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(1,000,000)	(101,748)	—	(128,253)	500	27,005	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(500,000)	(50,874)	—	(82,036)	250	31,412	—
Total								—	(434,179)		86,810	(14,178)

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	U.S. CPI Urban Consumers NSA	Fixed Rate of 1.971%	12/15/2045	USD	1,500,000	—	—	—	(73,789)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed Rate of 1.985%	03/23/2025	USD	4,000,000	—	—	—	(165,781)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Fixed Rate of 1.960%	02/11/2025	USD	1,000,000	—	—	—	(47,729)
Total						—	—	—	(287,299)

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed Rate of 6.361%	28-Day MXN TIIE-Banxico	10/24/2025	MXN	17,000,000	24,392	—
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	01/21/2026	MXN	8,000,000	—	(2,150)
Morgan Stanley	Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	02/02/2026	MXN	20,000,000	—	(6,900)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	02/04/2026	USD	900,000	—	(39,416)
Total						24,392	(48,466)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $56,421,809 or 41.84% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $582,029, which represents 0.43% of net assets.

(d)  Variable rate security.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,415,921, which represents 1.05% of net assets.

(g)  Zero coupon bond.

(h)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)  Principal and interest may not be guaranteed by the government.

(j)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2016, the value of these securities amounted to $165,814 or 0.12% of net assets.

(k)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(l)  Non-income producing investment.

(m)  Negligible market value.

(n)  Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	10,000,000	142,500	44

(o)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(p)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,187,337	24,406,699	(19,494,430)	11,099,606	17,769	11,099,606

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CNH  Yuan Offshore Renminbi

COP  Colombian Peso

DOP  Dominican Republic Peso

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS    Israeli Shekel

MXN  Mexican Peso

NZD  New Zealand Dollar

SEK  Swedish Krona

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	71,660,169	—		71,660,169
Residential Mortgage-Backed Securities — Agency	—	11,358,827	—		11,358,827
Residential Mortgage-Backed Securities — Non-Agency	—	9,791,869	2,489,022		12,280,891
Commercial Mortgage-Backed Securities — Non-Agency	—	4,970,686	—		4,970,686
Asset-Backed Securities — Non-Agency	—	3,551,420	577,277		4,128,697
Inflation-Indexed Bonds	—	1,809,635	—		1,809,635
Foreign Government Obligations	—	14,429,409	133,188		14,562,597
Municipal Bonds	—	165,814	—		165,814
Senior Loans	—	5,771,840	951,021		6,722,861
Common Stocks
Financials	—	40,860	0	(a)	40,860
Options Purchased Puts	—	44	—		44
Investments measured at net asset value
Money Market Funds	—	—	—		11,099,606
Total Investments	—	123,550,573	4,150,508		138,800,687
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	138,155	—		138,155
Futures Contracts	272,728	—	—		272,728
Swap Contracts	—	111,202	—		111,202
Liabilities
Forward Foreign Currency Exchange Contracts	—	(191,264)	—		(191,264)
Futures Contracts	(1,037,707)	—	—		(1,037,707)
Swap Contracts	—	(533,632)	—		(533,632)
Total	(764,979)	123,075,034	4,150,508		137,560,169

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2015	4,176,498	—	130,020	2,536,783	0	(a)	6,843,301
Increase (decrease) in accrued discounts/premiums	(6,092)	—	(321)	(1,300)	—		(7,713)
Realized gain (loss)	516	—	—	4,640	—		5,156
Change in unrealized appreciation (depreciation)(b)	6,284	77,277	3,489	163,531	—		250,581
Sales	(725,416)	—	—	(490,347)	—		(1,215,763)
Purchases	251,137	500,000	—	—	—		751,137
Transfers into Level 3	—	—	—	707,515	—		707,515
Transfers out of Level 3	(1,213,905)	—	—	(1,969,801)	—		(3,183,706)
Balance as of June 30, 2016	2,489,022	577,277	133,188	951,021	0	(a)	4,150,508

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2016 was $246,885, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $6,284, Asset-Backed Securities — Non-Agency of $77,277, Foreign Government Obligations of $3,489 and Senior Loans of $159,835.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $128,953,071)	$127,701,037
Affiliated issuers (identified cost $11,099,606)	11,099,606
Options purchased (identified cost $142,500)	44
Total investments (identified cost $140,195,177)	138,800,687
Cash	130,714
Foreign currency (identified cost $40,339)	40,596
Cash collateral held at broker	237,000
Margin deposits	1,137,171
Unrealized appreciation on forward foreign currency exchange contracts	138,155
Unrealized appreciation on swap contracts	86,810
Premiums paid on outstanding swap contracts	417,353
Receivable for:
Investments sold	1,356,034
Investments sold on a delayed delivery basis	5,257,534
Dividends	3,940
Interest	1,466,312
Foreign tax reclaims	80,627
Variation margin	50,320
Expense reimbursement due from Investment Manager	7,697
Trustees' deferred compensation plan	48,402
Total assets	149,259,352
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	191,264
Unrealized depreciation on swap contracts	382,461
Premiums received on outstanding swap contracts	434,179
Payable for:
Investments purchased	596,647
Investments purchased on a delayed delivery basis	12,427,705
Capital shares purchased	138,240
Variation margin	54,174
Investment management fees	65,915
Distribution and/or service fees	8,312
Transfer agent fees	6,591
Compensation of board members	2,331
Chief compliance officer expenses	17
Other expenses	42,732
Trustees' deferred compensation plan	48,402
Total liabilities	14,398,970
Net assets applicable to outstanding capital stock	$134,860,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Represented by
Paid-in capital	$115,429,173
Undistributed net investment income	17,878,078
Accumulated net realized gain	4,209,359
Unrealized appreciation (depreciation) on:
Investments	(1,252,034)
Foreign currency translations	(21,220)
Forward foreign currency exchange contracts	(53,109)
Futures contracts	(764,979)
Options purchased	(142,456)
Swap contracts	(422,430)
Total — representing net assets applicable to outstanding capital stock	$134,860,382
Class 1
Net assets	$93,630,733
Shares outstanding	19,917,810
Net asset value per share	$4.70
Class 2
Net assets	$41,229,649
Shares outstanding	8,867,507
Net asset value per share	$4.65

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$17,769
Interest	3,581,204
Foreign taxes withheld	(6,705)
Total income	3,592,268
Expenses:
Investment management fees	386,189
Distribution and/or service fees
Class 2	47,789
Transfer agent fees
Class 1	27,149
Class 2	11,469
Compensation of board members	8,927
Custodian fees	15,169
Printing and postage fees	15,278
Audit fees	21,427
Legal fees	943
Chief compliance officer expenses	30
Other	3,647
Total expenses	538,017
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,187)
Total net expenses	491,830
Net investment income	3,100,438
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,223,361)
Foreign currency translations	29,237
Forward foreign currency exchange contracts	(467,727)
Futures contracts	(1,051,198)
Swap contracts	398,470
Net realized loss	(3,314,579)
Net change in unrealized appreciation (depreciation) on:
Investments	8,759,242
Foreign currency translations	4,112
Forward foreign currency exchange contracts	46,088
Futures contracts	(961,136)
Options purchased	(88,395)
Swap contracts	(381,474)
Net change in unrealized appreciation	7,378,437
Net realized and unrealized gain	4,063,858
Net increase in net assets resulting from operations	$7,164,296

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$3,100,438	$18,229,967
Net realized gain (loss)	(3,314,579)	5,383,951
Net change in unrealized appreciation	7,378,437	589,439
Net increase in net assets resulting from operations	7,164,296	24,203,357
Distributions to shareholders
Net investment income
Class 1	—	(36,796,280)
Class 2	—	(13,249,306)
Net realized gains
Class 1	—	(12,417,358)
Class 2	—	(4,502,537)
Total distributions to shareholders	—	(66,965,481)
Increase (decrease) in net assets from capital stock activity	1,843,411	(766,131,580)
Total increase (decrease) in net assets	9,007,707	(808,893,704)
Net assets at beginning of period	125,852,675	934,746,379
Net assets at end of period	$134,860,382	$125,852,675
Undistributed net investment income	$17,878,078	$14,777,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	50,310	232,940	811,160	6,568,693
Distributions reinvested	—	—	10,606,387	49,213,638
Redemptions	(359,090)	(1,629,048)	(94,676,082)	(842,528,456)
Net decrease	(308,780)	(1,396,108)	(83,258,535)	(786,746,125)
Class 2 shares
Subscriptions	1,524,064	6,822,627	1,333,484	8,233,310
Distributions reinvested	—	—	3,859,096	17,751,843
Redemptions	(793,202)	(3,583,108)	(956,128)	(5,370,608)
Net increase	730,862	3,239,519	4,236,452	20,614,545
Total net increase (decrease)	422,082	1,843,411	(79,022,083)	(766,131,580)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$4.45		$8.71		$8.77	$9.37	$8.73	$8.83
Income from investment operations:
Net investment income	0.11		0.34		0.39	0.40	0.42	0.45
Net realized and unrealized gain (loss)	0.14		(0.32	)(a)	(0.05)	(0.37)	0.63	0.13	(a)
Total from investment operations	0.25		0.02		0.34	0.03	1.05	0.58
Less distributions to shareholders:
Net investment income	—		(3.20)		(0.30)	(0.40)	(0.41)	(0.68)
Net realized gains	—		(1.08)		(0.10)	(0.23)	—	—
Total distributions to shareholders	—		(4.28)		(0.40)	(0.63)	(0.41)	(0.68)
Net asset value, end of period	$4.70		$4.45		$8.71	$8.77	$9.37	$8.73
Total return	5.62%		(1.77%)		3.77%	0.37%	12.25%	6.80%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.69%		0.67%	0.67%	0.67%	0.68%
Total net expenses(d)	0.69	%(c)	0.68%		0.67%	0.67%	0.65%	0.58	%(e)
Net investment income	4.89	%(c)	4.23%		4.39%	4.37%	4.63%	5.22%
Supplemental data
Net assets, end of period (in thousands)	$93,631		$89,998		$900,978	$1,147,222	$1,011,055	$1,044,575
Portfolio turnover	94%		192%		130%	116%	112%	95%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$4.41		$8.66		$8.73	$9.33	$8.69	$8.79
Income from investment operations:
Net investment income	0.10		0.26		0.37	0.37	0.40	0.43
Net realized and unrealized gain (loss)	0.14		(0.25	)(a)	(0.07)	(0.37)	0.62	0.13	(a)
Total from investment operations	0.24		0.01		0.30	—	1.02	0.56
Less distributions to shareholders:
Net investment income	—		(3.18)		(0.27)	(0.37)	(0.38)	(0.66)
Net realized gains	—		(1.08)		(0.10)	(0.23)	—	—
Total distributions to shareholders	—		(4.26)		(0.37)	(0.60)	(0.38)	(0.66)
Net asset value, end of period	$4.65		$4.41		$8.66	$8.73	$9.33	$8.69
Total return	5.44%		(1.93%)		3.41%	0.12%	11.96%	6.56%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	0.98%		0.92%	0.92%	0.93%	1.08%
Total net expenses(d)	0.94	%(c)	0.94%		0.92%	0.92%	0.90%	0.91	%(e)
Net investment income	4.64	%(c)	4.23%		4.14%	4.11%	4.36%	5.01%
Supplemental data
Net assets, end of period (in thousands)	$41,230		$35,854		$33,769	$35,218	$37,516	$30,869
Portfolio turnover	94%		192%		130%	116%	112%	95%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Semiannual Report 2016
33

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in

Semiannual Report 2016
34

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount

Semiannual Report 2016
35

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement

Semiannual Report 2016
36

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts

Semiannual Report 2016
37

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation

(depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2016
38

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	86,810	*
Credit risk	Premiums paid on outstanding swap contracts	417,353
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	138,155
Interest rate risk	Net assets — unrealized appreciation on futures contracts	272,728	*
Interest rate risk	Investments, at value — Options purchased	44
Interest rate risk	Net assets — unrealized appreciation on swap contracts	24,392	*
Total		939,482
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	197,867	*
Credit risk	Premiums received on outstanding swap contracts	434,179
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	191,264
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,037,707	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	335,765	*
Total		2,196,782

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	380,289	380,289
Foreign exchange risk	(467,727)	—	—	(467,727)
Interest rate risk	—	(1,051,198)	18,181	(1,033,017)
Total	(467,727)	(1,051,198)	398,470	(1,120,455)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(115,683)	(115,683)
Foreign exchange risk	46,088	—	—	—	46,088
Interest rate risk	—	(961,136)	(88,395)	(265,791)	(1,315,322)
Total	46,088	(961,136)	(88,395)	(381,474)	(1,384,917)

Semiannual Report 2016
39

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	17,526,169
Futures contracts — Short	54,169,532
Credit default swap contracts — buy protection	10,045,000
Credit default swap contracts — sell protection	6,150,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	3,474
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	138,545	(223,552)
Interest rate swap contracts	27,485	(244,467)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Semiannual Report 2016
40

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	State Street ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	—	9,810	—	—	9,810
Forward foreign currency exchange contracts	29,503	4,258	29,307	—	—	—	—	—	—	65,580	9,507	138,155
Options purchased puts	44	—	—	—	—	—	—	—	—	—	—	44
OTC credit default swap contracts(c)	296,717	—	—	—	39,652	—	—	—	—	—	—	336,369
Total Assets	326,264	4,258	29,307	—	39,652	—	—	—	9,810	65,580	9,507	484,378

Semiannual Report 2016
41

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	State Street ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	—	31,469	—	—	31,469
Forward foreign currency exchange contracts	3,967	—	48,416	—	—	7,319	—	—	—	54,665	76,897	191,264
OTC credit default swap contracts(c)	—	—	—	69,207	—	—	—	292,340	—	—	—	361,547
OTC interest rate swap contracts(c)	—	—	73,789	—	—	—	165,781	47,729	—	—	—	287,299
Total Liabilities	3,967	—	122,205	69,207	—	7,319	165,781	340,069	31,469	54,665	76,897	871,579
Total Financial and Derivative Net Assets	322,297	4,258	(92,898)	(69,207)	39,652	(7,319)	(165,781)	(340,069)	(21,659)	10,915	(67,390)	(387,201)
Total collateral received (pledged)(d)	322,297	—	—	—	10,000	—	—	(237,000)	(21,659)	—	—	73,638
Net Amount(e)	—	4,258	(92,898)	(69,207)	29,652	(7,319)	(165,781)	(103,069)	—	10,915	(67,390)	(460,839)

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2016
42

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.600% to 0.393% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30,

Semiannual Report 2016
43

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

2016 was 0.600% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $221,379, and the administrative services fee paid to the Investment Manager was $29,239.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.69%
Class 2	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $140,195,000

Semiannual Report 2016
44

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,121,000
Unrealized depreciation	(6,515,000)
Net unrealized depreciation	$(1,394,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $120,099,600 and $124,169,609, respectively, for the six months ended June 30, 2016, of which $87,340,186 and $88,803,849, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, one unaffiliated shareholder of record owned 19.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 78.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Semiannual Report 2016
45

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest

Semiannual Report 2016
46

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
47

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
48

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the sixtieth, seventy-fifth and thirty-first percentile (where the best performance would be in the first percentile) of its

Semiannual Report 2016
49

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
50

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
51

This page intentionally left blank.

Semiannual Report 2016
52

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
53

Columbia Variable Portfolio — Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

C-1525 AK (8/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 22, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 22, 2016